SEMI-ANNUAL
 ................................................................................
FINANCIAL REPORT
 ................................................................................
STI CLASSIC FUNDS
 ................................................................................
A Family of Mutual Funds
 ................................................................................

November 30, 1996

STI Classic Funds

Dear STI Classic Trust Shareholder:

As of November 30, 1996, your STI Classic Funds' assets totaled $7.6 billion or 11.8% more than the $6.8 billion reported to you as of May 31, 1996.

Investors continue to respond favorably towards the family's entry into the international arena. The complex now has both a managed international equity fund and an international equity index fund. Total assets in both funds now total $405.4 million.

1996 has been a strong year for both equities and fixed income securities. A combination of moderate economic growth, slightly better than expected corporate earnings, low inflation, and a record inflow of dollars into mutual funds has produced a very favorable investment scenario.

For 1997 investors are faced with continued modest economic growth and slowing corporate profits. In this environment we feel that individual securities selection will be more important than ever. Therefore, the disciplined quality oriented investment approach utilized by our Fund managers should serve you, our shareholders, well.

                             Sincerely,

                             /SIGNATURE
                             Anthony R. Gray
                             Chief Executive Officer, Chief Investment Officer STI Capital Management, N.A.

                             /SIGNATURE
                             Douglas S. Phillips, CFA
                             President, Chief Investment Officer
                             Trusco Capital Management, Inc.

STATEMENT OF NET ASSETS
================================================================================

STI CLASSIC FUNDS  NOVEMBER 30, 1996

VALUE INCOME STOCK FUND
----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------
COMMON STOCKS (93.4%)
AUTOMOTIVE (2.5%)
   Echlin                             458,000   $   15,398
   Ford Motor                         731,700       23,963
                                                ----------
     Total Automotive                               39,361
                                                ----------
BANKS (6.2%)
   AmSouth Bancorp                    155,900        7,776
   Central Fidelity Banks             292,000        7,811
   Crestar Financial                  129,800        9,037
   First American Bank                127,400        7,740
   First American of Tennessee        156,700        8,971
   Fleet Financial Group              291,700       16,153
   Great Western Financial            257,700        8,021
   Magna Group                        244,400        7,424
   Roosevelt Financial Group          407,600        7,795
   Signet Banking                     260,900        7,892
   Summit Bancorp                     183,854        8,250
                                                ----------
     Total Banks                                    96,870
                                                ----------
CHEMICALS (5.3%)
   Akzo                               116,900        7,759
   Ethyl                            1,826,900       16,214
   Imperial Chemical Industries       400,600       20,731
   Nalco Chemical                     394,600       15,044
   Rohm & Haas                        189,400       15,081
   Witco Chemical                     227,500        6,910
                                                ----------
     Total Chemicals                                81,739
                                                ----------
CONCRETE & MINERAL PRODUCTS (0.4%)
   Tele Danmark ADR*                  258,300        6,458
                                                ----------
CONTAINERS & PACKAGING (0.5%)
   Ball                               296,600        7,267
                                                ----------
ELECTRICAL SERVICES (3.9%)
   Central & South West               568,800       15,215
   GPU                                407,200       13,692
   Pacificorp                         621,600       13,054
   Southern                           833,200       18,539
                                                ----------
     Total Electrical Services                      60,500
                                                ----------

----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------
ENERGY (6.5%)
   Atlantic Richfield                 166,700   $   23,192
   Occidental Petroleum               747,200       17,933
   Phillips Petroleum                 477,300       21,538
   Questar                            204,800        8,013
   Repsol                             419,100       15,350
   USX-Marathon Group                 640,700       14,656
                                                ----------
     Total Energy                                  100,682
                                                ----------
FOOD, BEVERAGE, TOBACCO &
   HOUSEHOLD PRODUCTS (12.5%)
   B.A.T. Industries PLC ADR        1,064,600       16,901
   ConAgra                            308,600       16,394
   CPC International                  206,600       17,199
   Dial                               251,100        3,547
   Grand Metropolitan ADR*            763,600       24,340
   H.J. Heinz                         325,500       12,328
   Masco                              660,000       24,090
   Maytag                             600,200       11,479
   McCormick                          617,100       15,196
   Rubbermaid                         537,600       12,902
   Snap-On Tools                      332,900       12,068
   Stanley Works                      437,400       12,903
   Unilever                           161,300       15,465
                                                ----------
     Total Food, Beverage, Tobacco &
       Household Products                          194,812
                                                ----------
HEALTH CARE (7.7%)
   Bausch & Lomb                      219,600        8,153
   Baxter International               752,100       31,964
   Bristol-Myers Squibb               143,300       16,300
   C.R. Bard                          274,600        7,689
   Pharmacia Upjohn ADR               839,000       32,406
   Schering Plough                    214,900       15,312
   Warner Lambert                     108,400        7,751
                                                ----------
     Total Health Care                             119,575
                                                ----------
INSURANCE (7.6%)
   American Financial Group           405,200       14,587
   American General                   556,200       22,874
   ITT Hartford Group                 344,000       23,521
   Lincoln National                   441,000       23,759

================================================================================
                                                                       UNAUDITED

----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------
   Providian                          308,600   $   16,510
   Torchmark                          308,400       16,037
                                                ----------
     Total Insurance                               117,288
                                                ----------
LUMBER & WOOD PRODUCTS (0.8%)
   Georgia Pacific                    164,800       11,989
                                                ----------
MACHINERY (4.2%)
   Cooper Industries                  494,100       20,505
   General Signal                     510,800       22,028
   Tenneco                            439,700       22,425
                                                ----------
     Total Machinery                                64,958
                                                ----------
MEDIA (2.8%)
   Houghton Mifflin                   228,400       11,962
   McGraw-Hill                        469,600       21,367
   Reader's Digest, Cl A              273,000       10,272
                                                ----------
     Total Media                                    43,601
                                                ----------
METALS & MINING (2.8%)
   Allegheny Teledyne                 462,900       10,820
   Phelps Dodge                       130,900        9,507
   Reynolds Metals                    387,000       23,027
                                                ----------
     Total Metals & Mining                          43,354
                                                ----------
MISCELLANEOUS BUSINESS SERVICES (3.5%)
   Deluxe                             261,600        8,110
   H & R Block                        583,400       17,064
   Kelly Services, Cl A               398,800       10,469
   Ogden                              778,300       15,080
   Viad                               251,100        3,955
                                                ----------
     Total Miscellaneous Business Services          54,678
                                                ----------
PAPER & PAPER PRODUCTS (3.3%)
   Consolidated Papers                158,600        7,871
   International Paper                336,100       14,284
   James River                        378,800       12,122
   Tambrands                          412,500       17,634
                                                ----------
     Total Paper & Paper Products                   51,911
                                                ----------

----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------
PETROLEUM REFINING (2.5%)
   Amoco                              395,600   $   30,708
   Sun                                335,900        8,398
                                                ----------
     Total Petroleum Refining                       39,106
                                                ----------
PRINTING & PUBLISHING (3.7%)
   American Greetings, Cl A           750,100       21,190
   Dow Jones                          623,400       21,663
   Knight-Ridder                      170,000        7,140
   R.R. Donnelley & Sons              234,000        7,839
                                                ----------
     Total Printing & Publishing                    57,832
                                                ----------
RETAIL (3.0%)
   J.C. Penney                        449,400       24,155
   May Department Stores              324,000       15,795
   Mercantile Stores                  135,700        6,819
                                                ----------
     Total Retail                                   46,769
                                                ----------
TECHNOLOGY (7.0%)
   AMP                                670,000       25,628
   GTE                                631,700       28,348
   ITT Industries                   1,291,700       30,193
   Philips Electronics ADR            592,000       23,976
                                                ----------
     Total Technology                              108,145
                                                ----------
TELEPHONES &
   TELECOMMUNICATION (6.0%)
   Alltel                             654,300       20,856
   AT&T                               413,200       16,218
   Frontier                           894,900       23,491
   Southern New England
     Telecommunications               467,300       18,575
   Sprint                             353,600       14,807
                                                ----------
     Total Telephones &
       Telecommunication                            93,947
                                                ----------
TRANSPORTATION (0.7%)
   Ryder System                       353,300       10,731
                                                ----------
Total Common Stocks
     (Cost $1,285,818)                           1,451,573
                                                ----------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996

VALUE INCOME STOCK FUND--CONCLUDED
-----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)     VALUE (000)
-----------------------------------------------------------
REPURCHASE AGREEMENTS (6.5%)
   Deutsche Bank
     5.70%, dated 11/29/96,
     matures 12/02/96,
     repurchase price $66,936,582
     (collateralized by FHLMC
     obligation, par value
     $100,794,333, 0.00%,
     10/01/26: market value
     $68,242,899)                     $66,905    $  66,905
   Salomon Brothers
     5.70%, dated 11/29/96,
     matures 12/02/96,
     repurchase price $33,639,057
     (collateralized by FHLMC
     obligation, par value
     $15,781,330, 8.00%,
     09/01/26; various FNMA
     obligations, total par value
     $259,378,394, 0.000%-9.000%,
     12/01/21-07/01/24: total
     market value $39,449,394)         33,623       33,623
                                                ----------
Total Repurchase Agreements
     (Cost $100,528)                               100,528
                                                ----------
Total Investments (99.9%)
     (Cost $1,386,346)                           1,552,101
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (0.1%)             1,169
                                                ----------

-----------------------------------------------------------

                                                 VALUE (000)
-----------------------------------------------------------
NET ASSETS:
   Fund shares of the Trust Shares (unlimited
     authorization -- no par value) based
     on 95,366,701 outstanding shares of
     beneficial interest                         $1,012,951
   Fund shares of the Investor Shares (unlimited
     authorization -- no par value) based on
     10,277,543 outstanding shares of
     beneficial interest                            111,278
   Fund shares of the Flex Shares (unlimited
     authorization -- no par value) based
     on 3,105,173 outstanding shares of
     beneficial interest                             39,126
   Undistributed net investment income                6,535
   Accumulated net realized gain
     on investments                                 217,625
   Net unrealized appreciation on
     investments                                    165,755
                                                 ----------
Total Net Assets (100.0%)                        $1,553,270
                                                 ==========
Net Asset Value, Offering and
     Redemption Price Per Share --
     Trust Shares                                $    14.29
                                                 ==========
Net Asset Value and Redemption
     Price Per Share-- Investor Shares           $    14.27
                                                 ==========
Maximum Offering Price Per Share --
     Investor Shares ($14.27 (DIVIDE) 96.25%)    $    14.83
                                                 ==========
Net Asset Value, Offering and
     Redemption Price Per Share --
     Flex Shares(1)                              $    14.20
                                                 ==========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 66.
4

================================================================================
                                                                       UNAUDITED

MID-CAP EQUITY FUND
----------------------------------------------------------

                                       SHARES   VALUE (000)
----------------------------------------------------------
COMMON STOCKS (90.9%)
AEROSPACE & DEFENSE (1.2%)
   Sundstrand                          90,200     $  3,515
                                                  --------
AUTOMOTIVE (2.7%)
   Harley-Davidson                     60,000        2,663
   Lear*                               64,800        2,325
   Magna International, Cl A           57,200        3,139
                                                  --------
     Total Automotive                                8,127
                                                  --------
BANKS (8.1%)
   Bancorp Hawaii                      49,500        2,159
   Crestar Financial                   39,500        2,750
   First Security                      78,550        2,543
   Northern Trust                      50,300        3,653
   Regions Financial                   26,100        1,400
   Republic New York                   57,200        5,048
   SouthTrust                          69,100        2,457
   Summit Bancorp                      90,000        4,039
                                                  --------
     Total Banks                                    24,049
                                                  --------
BUILDING (1.0%)
   Foster Wheeler                      79,400        2,868
                                                  --------
CHEMICALS (3.1%)
   Eastman Chemical                    48,700        2,782
   IMC Fertilizer Group               134,600        4,862
   Witco Chemical                      54,100        1,643
                                                  --------
     Total Chemicals                                 9,287
                                                  --------
ELECTRICAL SERVICES (3.4%)
   Southwestern Public Service        150,000        5,288
   Wisconsin Energy                   178,100        4,764
                                                  --------
     Total Electrical Services                      10,052
                                                  --------
ENERGY (3.8%)
   Kerr-McGee                          63,300        4,431
   Noble Affiliates                    71,800        3,384
   Questar                             90,900        3,556
                                                  --------
     Total Energy                                   11,371
                                                  --------

----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------
ENVIRONMENTAL SERVICES (2.6%)
   Molten Metal Technology*           203,300     $  3,050
   USA Waste Services*                142,000        4,580
                                                  --------
     Total Environmental Services                    7,630
                                                  --------
FINANCIAL SERVICES (0.7%)
   Bear Stearns                        76,875        2,114
                                                  --------
FOOD, BEVERAGE, TOBACCO &
   HOUSEHOLD PRODUCTS (4.9%)
   Dole Food                          102,000        3,978
   Hubbell, Cl B                       84,540        3,551
   Nabisco Holdings, Cl A              88,500        3,429
   ProSource*                         172,000        1,763
   Stanley Works                       62,100        1,832
                                                  --------
     Total Food, Beverage, Tobacco &
       Household Products                           14,553
                                                  --------
HEALTH CARE (10.7%)
   Allergan                           112,200        3,604
   Apria Healthcare Group*            127,500        2,295
   Biogen*                             77,000        2,945
   DePuy*                             103,000        1,815
   Elan ADR*                           68,400        2,035
   Healthcare & Retirement*            71,200        1,949
   Millipore                           90,000        3,679
   Nellcor*                           156,200        3,241
   Stryker                             74,000        2,146
   Tenet Healthcare*                  102,700        2,298
   Teva Pharmaceuticals ADR            53,900        2,493
   Vencor*                            106,000        3,432
                                                  --------
     Total Health Care                              31,932
                                                  --------
INSURANCE (5.5%)
   Equifax                             84,800        2,777
   Healthcare Compare*                 40,300        1,728
   MGIC Investment                     60,500        4,530
   Pacificare Health Systems, Cl B*    30,300        2,515
   Progressive of Ohio                 33,400        2,330
   Sunamerica                          57,200        2,395
                                                  --------
     Total Insurance                                16,275
                                                  --------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996

MID-CAP EQUITY FUND--CONCLUDED
----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------

LEISURE (1.0%)
   International Speedway*             99,000     $  1,980
   Wendy's International               48,000        1,026
                                                  --------
     Total Leisure                                   3,006
                                                  --------
MACHINERY (4.6%)
   Agco                               184,900        5,154
   American Standard*                  65,300        2,490
   General Signal                      43,200        1,863
   Trinity Industries                  43,000        1,484
   York International                  49,050        2,575
                                                  --------
     Total Machinery                                13,566
                                                  --------
METALS & MINING (1.9%)
   Potash of Saskatchewan              74,600        5,623
                                                  --------
MISCELLANEOUS BUSINESS SERVICES (0.3%)
   Teradyne*                           37,000          874
                                                  --------
PAPER & PAPER PRODUCTS (0.7%)
   Westvaco                            67,800        1,915
                                                  --------
PETROLEUM & FUEL PRODUCTS (3.4%)
   Anadarko Petroleum                  92,100        6,159
   Apache                              77,000        2,801
   Costilla Energy*                    90,000        1,103
                                                  --------
     Total Petroleum & Fuel Products                10,063
                                                  --------
PRINTING & PUBLISHING (1.9%)
   American Greetings, Cl A           100,800        2,848
   New York Times, Cl A                78,300        2,926
                                                  --------
     Total Printing & Publishing                     5,774
                                                  --------
RAILROADS (0.9%)
   Illinois Central                    76,150        2,580
                                                  --------
RETAIL (9.7%)
   Cracker Barrel Old Country Stores  130,500        3,116
   Dollar General                     101,200        2,910
   Fisher Scientific International     77,700        3,555
   Fred Meyer*                         68,400        2,291
   Hannaford Brothers                 120,100        3,873

----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------
   Men's Wearhouse*                   105,400     $  2,437
   Price/Costco*                      266,800        6,203
   Staples*                           232,100        4,584
                                                  --------
     Total Retail                                   28,969
                                                  --------
TECHNOLOGY (12.8%)
   Adobe Systems                       78,500        3,101
   Analog Devices*                    163,825        5,263
   Atmel*                             163,750        5,383
   Avnet                               34,900        2,042
   Cadence Design Systems*             77,525        3,091
   Informix*                          210,000        4,988
   Molex                               42,337        1,651
   Network General*                   112,100        2,711
   Octel Communications*               56,000        1,008
   Solectron*                          62,400        3,650
   Structural Dynamics Research*      115,800        2,244
   Xilinx*                             68,600        3,010
                                                  --------
     Total Technology                               38,142
                                                  --------
TELEPHONES &
   TELECOMMUNICATION (4.9%)
   360 Communications*                124,000        2,945
   ADC Telecommunications*             86,400        3,132
   Century Telephone Enterprises      105,800        3,372
   Nextel Communications, Cl A*       204,700        3,071
   Southern New England Telecom        49,400        1,964
                                                  --------
     Total Telephones &
       Telecommunication                            14,484
                                                  --------
TRANSPORTATION (0.9%)
   Atlantic Southeast Airlines        122,100        2,778
                                                  --------
WHOLESALE (0.2%)
   JP Foodservice*                     26,400          644
                                                  --------
Total Common Stocks
     (Cost $245,833)                               270,191
                                                  --------

================================================================================
                                                                       UNAUDITED

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
REPURCHASE AGREEMENT (6.9%)
   Deutsche Bank
     5.70%, dated 11/30/96,
     matures 12/02/96,
     repurchase price $20,622,968
     (collateralized by FNMA
     obligation, par value
     $57,193,061, 8.000%,
     10/01/26: market value
     $21,025,440)                     $20,613     $ 20,613
                                                  --------
Total Repurchase Agreement
     (Cost $20,613)                                 20,613
                                                  --------
Total Investments (97.8%)
     (Cost $266,446)                               290,804
                                                  --------
OTHER ASSETS AND LIABILITIES, NET (2.2%)             6,599
                                                  --------

NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited authorization --
     no par value) based on
     19,999,566 outstanding shares
     of beneficial interest                        217,561
   Fund shares of the Investor Shares
     (unlimited authorization --
     no par value) based on 1,463,089
     outstanding shares of beneficial interest      16,277
   Fund shares of the Flex Shares
     (unlimited authorization --
     no par value) based on 556,787
     outstanding shares of beneficial interest       6,825
   Undistributed net investment income                  22
   Accumulated net realized gain
     on investments                                 32,360
   Net unrealized appreciation on
     investments                                    24,358
                                                  --------
Total Net Assets (100.0%)                         $297,403
                                                  ========

----------------------------------------------------------

----------------------------------------------------------
Net Asset Value, Offering and Redemption
     Price Per Share-- Trust Shares               $  13.51
                                                  ========
Net Asset Value and Redemption Price
     Per Share-- Investor Shares                  $  13.49
                                                  ========
Maximum Offering Price Per Share --
     Investor Shares ($13.49 (DIVIDE) 96.25%)     $  14.02
                                                  ========
Net Asset Value, Offering and
     Redemption Price Per Share --
     Flex Shares(1)                               $  13.40
                                                  ========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 66.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996

CAPITAL GROWTH FUND
-----------------------------------------------------------

                                      SHARES     VALUE (000)
-----------------------------------------------------------
COMMON STOCKS (88.3%)
AEROSPACE & DEFENSE (4.9%)
   Allied Signal                      327,000    $  23,946
   Boeing                              57,400        5,704
   Gulfstream Aerospace*               26,600          638
   Lockheed Martin                     69,900        6,335
   Textron                             64,400        6,142
   United Technologies                133,900       18,779
                                                 ---------
     Total Aerospace & Defense                      61,544
                                                 ---------
AUTOMOTIVE (2.1%)
   Ford Motor                         150,000        4,913
   General Motors                      82,800        4,771
   Goodyear Tire & Rubber             104,600        5,073
   Lear*                              320,400       11,494
                                                 ---------
     Total Automotive                               26,251
                                                 ---------
BANKS (5.2%)
   BankAmerica                         36,100        3,718
   Chase Manhattan Bank               346,400       32,735
   Cullen/Frost Bankers                41,600        1,477
   First Chicago NBD                   16,500          969
   First Union                         83,800        6,400
   Mellon Bank                        207,900       15,021
   National City                      114,000        5,287
                                                 ---------
     Total Banks                                    65,607
                                                 ---------
BUILDING (0.5%)
   Fluor                               20,600        1,401
   Foster Wheeler                     136,000        4,913
                                                 ---------
     Total Building                                  6,314
                                                 ---------
CHEMICALS (2.7%)
   E.I. du Pont de Nemours             61,300        5,778
   Hercules                           180,600        8,759
   IMC Fertilizer Group                60,000        2,168
   Morton International               208,300        8,410
   Potash of Saskatchewan              66,700        5,028
   W.R. Grace*                         70,000        3,701
                                                 ---------
     Total Chemicals                                33,844
                                                 ---------

-----------------------------------------------------------

                                      SHARES     VALUE (000)
-----------------------------------------------------------
ELECTRICAL EQUIPMENT (4.2%)
   Emerson Electric                    87,100    $   8,547
   General Electric                   255,100       26,530
   General Signal                     395,600       17,060
                                                 ---------
     Total Electrical Equipment                     52,137
                                                 ---------
ENERGY (4.7%)
   Amoco                              189,100       14,679
   Atlantic Richfield                   7,700        1,071
   British Petroleum ADR               13,100        1,818
   Dresser Industries                 163,800        5,364
   Enron                               91,000        4,163
   Halliburton                         87,100        5,248
   Mobil                              110,300       13,346
   Schlumberger                        28,900        3,006
   Union Pacific Resources Group      249,459        7,453
   Union Texas Petroleum               99,500        2,214
                                                 ---------
     Total Energy                                   58,362
                                                 ---------
ENVIRONMENTAL SERVICES (0.9%)
   Molten Metal Technology*           243,500        3,653
   USA Waste Services*                 52,700        1,700
   Wheelabrator Technologies           95,000        1,556
   WMX Technologies                   120,100        4,324
                                                 ---------
     Total Environmental Services                   11,233
                                                 ---------
FINANCIAL SERVICES (1.2%)
   American Express                    97,900        5,115
   FHLMC                               41,700        4,764
   FNMA                               135,800        5,602
                                                 ---------
     Total Financial Services                       15,481
                                                 ---------
FINANCIAL -- OTHER (0.9%)
   Travelers                          237,596       10,692
                                                 ---------
FOOD, BEVERAGE, TOBACCO &
HOUSEHOLD PRODUCTS (8.2%)
   Anheuser Busch                      68,100        2,886
   Avon Products                       64,500        3,596
   Colgate-Palmolive                   90,100        8,346
   CPC International                  151,300       12,596
   Duracell International              38,000        2,532

================================================================================
                                                                       UNAUDITED

-----------------------------------------------------------

                                      SHARES     VALUE (000)
-----------------------------------------------------------
   Gillette                            97,600    $   7,198
   JP Foodservice*                    114,700        2,796
   Newell                             192,500        5,968
   PepsiCo                             74,000        2,211
   Philip Morris                      165,350       17,052
   Procter & Gamble                    95,800       10,418
   Ralston-Ralston Purina Group        66,000        5,049
   Sara Lee                            64,800        2,543
   Sysco                              397,500       13,565
   UST                                180,900        5,902
                                                 ---------
     Total Food, Beverage, Tobacco &
       Household Products                          102,658
                                                 ---------
HEALTH CARE (12.9%)
   Allergan                            83,200        2,673
   American Home Products             107,000        6,875
   Amgen*                              67,500        4,109
   Astra, Cl A  ADR*                   39,300        1,896
   Baxter International                96,000        4,080
   Becton Dickinson                    98,900        4,154
   Bristol-Myers Squibb                54,100        6,154
   Columbia/HCA Healthcare            501,696       20,068
   Eli Lilly                          116,100        8,882
   HEALTHSOUTH*                       176,800        6,652
   Johnson & Johnson                  531,688       28,246
   Merck                              198,582       16,482
   Ornda Healthcorp*                   70,100        2,042
   Pacificare Health Systems, Cl B*    43,300        3,594
   Pfizer                              75,200        6,740
   Pharmacia Upjohn ADR               142,900        5,520
   SmithKline Beecham                 247,000       17,012
   Tenet Healthcare*                  392,900        8,791
   Vencor*                            243,370        7,879
                                                 ---------
     Total Health Care                             161,849
                                                 ---------
INSURANCE (5.0%)
   American International Group       152,150       17,497
   Chubb                               34,700        1,882
   GCR Holdings                        70,000        1,584

-----------------------------------------------------------

                                      SHARES     VALUE (000)
-----------------------------------------------------------
   General Re                          42,600    $   7,189
   ITT Hartford Group                 186,900       12,779
   PMI Group                           83,600        4,849
   Sphere Drake Holdings              214,900        1,988
   TIG Holdings                       181,000        5,521
   Washington National                354,600        9,884
                                                 ---------
     Total Insurance                                63,173
                                                 ---------
LEISURE (5.0%)
   Carnival                           527,900       16,695
   ITT*                               209,500        9,663
   Mattel                             271,000        8,367
   McDonald's                         443,700       20,743
   Walt Disney                         51,866        3,825
   Wendy's International              101,700        2,174
                                                 ---------
     Total Leisure                                  61,467
                                                 ---------
MACHINERY (1.5%)
   American Standard*                 128,500        4,899
   Black & Decker                      41,700        1,579
   Deere                              276,300       12,330
                                                 ---------
     Total Machinery                                18,808
                                                 ---------
MEDIA (2.3%)
   Hollinger International            180,300        1,983
   McGraw-Hill                        110,900        5,046
   Tele-Communications, Cl A*         596,100        8,047
   Viacom, Cl B*                      350,821       13,243
   World Color Press*                  33,100          790
                                                 ---------
     Total Media                                    29,109
                                                 ---------
METALS & MINING (0.6%)
   Aluminum Company of America        122,300        7,781
                                                 ---------
MISCELLANEOUS (2.8%)
   Eastman Kodak                      118,900        9,631
   Tyco International                 454,100       24,862
                                                 ---------
     Total Miscellaneous                            34,493
                                                 ---------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996

CAPITAL GROWTH FUND--CONTINUED

-----------------------------------------------------------

                                      SHARES     VALUE (000)
-----------------------------------------------------------
PRINTING & PUBLISHING (0.9%)
   Gannett                             91,600    $   7,191
   New York Times, Cl A               114,400        4,276
                                                 ---------
     Total Printing & Publishing                    11,467
                                                 ---------
RETAIL (6.6%)
   American Stores                    221,100        8,816
   CVS                                272,900       11,223
   Federated Department Stores*       368,200       12,565
   Home Depot                         445,332       23,213
   Intimate Brands                    207,100        3,365
   Office Depot*                      392,000        7,644
   Staples*                            95,100        1,878
   Wal-Mart Stores                    553,600       14,117
                                                 ---------
     Total Retail                                   82,821
                                                 ---------
TECHNOLOGY (12.8%)
   Atmel*                              88,900        2,923
   Augat                               58,000        1,639
   Automatic Data Processing           73,500        3,151
   Cadence Design Systems*             59,500        2,373
   Ceridian*                           25,000        1,203
   Cisco Systems*                     293,200       19,901
   Electronic Data Systems            202,700        9,806
   Ericsson Telephone ADR*            266,700        8,234
   First Data                         220,400        8,788
   Hewlett Packard                    176,400        9,504
   IBM                                 76,800       12,240
   Informix*                           68,000        1,615
   Intel                               87,100       11,051
   Microsoft*                         157,500       24,708
   Motorola                           156,700        8,677
   Oracle*                            218,950       10,729
   Scientific-Atlanta                 721,100       11,177
   Xerox                              253,200       12,438
                                                 ---------
     Total Technology                              160,157
                                                 ---------

-----------------------------------------------------------

                                      SHARES     VALUE (000)
-----------------------------------------------------------
TELEPHONES & TELECOMMUNICATION (1.1%)
   Airtouch Communications*            34,800   $      892
   BellSouth                           64,300        2,596
   Lucent Technologies                 78,231        4,009
   MCI Communications                 207,200        6,320
                                                ----------
     Total Telephones &
       Telecommunication                            13,817
                                                ----------
TRANSPORTATION (1.3%)
   AMR*                                 3,300          301
   Burlington Northern Santa Fe        67,900        6,103
   Southwest Airlines                  44,700        1,106
   UAL*                                45,600        2,622
   Union Pacific                      112,300        6,541
                                                ----------
     Total Transportation                           16,673
                                                ----------
Total Common Stocks
     (Cost $933,808)                             1,105,738
                                                ----------

PREFERRED STOCKS (4.3%)
AIR TRANSPORTATION (0.5%)
   Continental Airline Financial,
     8.50% (A)*                        90,000        6,008
                                                ----------
BANKS (0.5%)
   Boatmens Bancshare,
     CV to .8621 Shares               115,900        6,606
                                                ----------
CONTAINERS & PACKAGING (0.4%)
   Crown Cork & Seal,
     CV to .9112 Shares               101,500        5,189
                                                ----------
FINANCIAL SERVICES (0.4%)
   American General Finance,
     CV to 1.2288 Shares               91,000        5,051
                                                ----------
INSURANCE (0.1%)
   Sunamerica                          36,700        1,505
                                                ----------
PAPER & PAPER PRODUCTS (0.4%)
   International Paper,
     CV to .9259 Shares*              100,000        4,813
                                                ----------

================================================================================
                                                                       UNAUDITED

----------------------------------------------------------
                                   SHARES/FACE
                                   AMOUNT (000) VALUE (000)
----------------------------------------------------------
PETROLEUM & FUEL PRODUCTS (0.6%)
   Occidental Petroleum,
     CV to 2.1970 Shares (B)          124,100   $    7,306
                                                ----------
PRINTING & PUBLISHING (0.4%)
   News Limited,
     CV to 1.5444 Shares (B)*          50,000        4,875
                                                ----------
RETAIL (0.4%)
   Host Mariott,
     CV to 2.6876 Shares (B)*         105,000        5,513
                                                ----------
TELEPHONES & TELECOMMUNICATION (0.2%)
   TCI Communications,
     CV to 1.8710 Shares               50,000        1,919
                                                ----------
WHOLESALE (0.4%)
   Westinghouse Electric,
     CV to 0.885 Shares (B)*          300,000        5,025
                                                ----------
Total Preferred Stocks
     (Cost $50,998)                                 53,810
                                                ----------

CONVERTIBLE BONDS (3.3%)
   Coleman Worldwide,
     CV to 7.853 Shares
     0.000%,  05/27/13                 $9,000        2,734
   Continental Airlines,
     CV to 16.559 Shares
     6.750%,  04/15/06                  3,600        3,965
   Home Depot,
     CV to 14.4665 Shares
     3.250%,  10/01/01                  4,000        3,975
   Mariott LYON (A) (B)
     0.000%,  03/25/11                  5,000        2,850
   Molten Metal Technology,
     CV to 25.8065 Shares (B)
     5.750%,  05/01/06                  5,500        4,056
   Motorola,
     CV to 5.5890 Shares (A)
     0.000%,  09/27/13                  2,000        1,487
   Price,
     CV to 44.3754 Shares
     6.750%,  03/01/01                  9,950       10,398

----------------------------------------------------------
                                       FACE
                                   AMOUNT (000) VALUE (000)
----------------------------------------------------------
   Tele Communications International,
     CV to 36.63 Shares
     4.500%,  02/15/06                 $4,000   $    3,240
   Tenet Healthcare
     6.000%,  12/01/05                    700          735
   WMX Technologies,
     CV to 26.078 Shares
     2.000%,  01/24/05                  7,500        7,425
                                                ----------
Total Convertible Bonds
     (Cost $41,587)                                 40,865
                                                ----------

REPURCHASE AGREEMENTS (4.9%)
   Deutsche Bank
     5.70%, dated 11/29/96,
     matures 12/02/96,
     repurchase price $48,239,659
     (collateralized by FNMA
     obligation, par value
     $133,781,606, 8.00%, 10/01/26:
     market value $49,181,091)         48,217       48,217
   Salomon Brothers
     5.70%, dated 11/29/96,
     matures 12/02/96,
     repurchase price $13,600,020
     (collateralized by various FNMA
      obligations,  total par value
     $20,906,321, 0.000%-6.500%,
     05/01/24-06/01/26: total
     market value $13,963,340)         13,594       13,594
                                                ----------
Total Repurchase Agreements
     (Cost $61,811)                                 61,811
                                                ----------
Total Investments (100.8%)
     (Cost $1,088,204)                           1,262,224
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (-0.8%)          (10,393)
                                                ----------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996

CAPITAL GROWTH FUND--CONCLUDED

----------------------------------------------------------

                                                VALUE (000)
----------------------------------------------------------
NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited authorization -- no
     par value) based on 62,384,235
     outstanding shares of beneficial interest  $  685,666
   Fund shares of the Investor Shares
     (unlimited authorization -- no
     par value) based on 12,347,984
     outstanding shares of beneficial interest     139,397
   Fund shares of the Flex Shares
     (unlimited authorization -- no
     par value) based on 1,293,765
     outstanding shares of beneficial interest      18,435
   Undistributed net investment income               1,234
   Accumulated net realized gain
     on investments                                233,079
   Net unrealized appreciation
      on investments                               174,020
                                                ----------
Total Net Assets (100.0%)                       $1,251,831
                                                ==========
 Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares            $    16.47
                                                ==========
 Net Asset Value and Redemption Price
     Per Share-- Investor Shares                $    16.45
                                                ==========
 Maximum Offering Price Per Share --
     Investor Shares ($16.45 (DIVIDE) 96.25%)   $    17.09
                                                ==========
 Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares(1)          $    16.38
                                                ==========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 66.

================================================================================
                                                                       UNAUDITED

BALANCED FUND

----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------
COMMON STOCKS (53.6%)
AEROSPACE & DEFENSE (2.8%)
   Allied Signal                       19,300     $  1,412
   Lockheed Martin                      4,100          372
   Textron                              6,000          572
   United Technologies                  7,900        1,108
                                                  --------
     Total Aerospace & Defense                       3,464
                                                  --------
AIR TRANSPORTATION (0.1%)
   AMR*                                   400           37
   UAL*                                 2,500          144
                                                  --------
     Total Air Transportation                          181
                                                  --------
AIRCRAFT (0.3%)
   Boeing                               3,300          328
                                                  --------
AUTOMOTIVE (1.0%)
   General Motors                       4,900          282
   Goodyear Tire & Rubber               5,700          276
   Lear*                               17,700          635
                                                  --------
     Total Automotive                                1,193
                                                  --------
BANKS (3.4%)
   Bank of Boston                       4,460          312
   BankAmerica                          1,300          134
   Boatmens Bancshares                  2,100          140
   Chase Manhattan Bank                20,100        1,899
   Cullen/Frost Bankers                 3,100          110
   First Chicago NBD                      500           29
   First Union                          4,900          374
   Mellon Bank                         11,500          831
   Southern National                    9,400          345
                                                  --------
     Total Banks                                     4,174
                                                  --------
BUILDING (0.4%)
   Foster Wheeler                      12,000          434
                                                  --------
BUILDING & CONSTRUCTION (0.1%)
   Fluor                                1,200           82
                                                  --------

----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------
CHEMICALS (1.7%)
   E.I. du Pont de Nemours              3,600     $    339
   Hercules                            10,500          509
   IMC Fertilizer Group                 3,500          126
   Potash of Saskatchewan               3,600          271
   W.R. Grace*                          5,600          296
   Morton International                11,900          480
                                                  --------
     Total Chemicals                                 2,021
                                                  --------
DRUGS (1.3%)
   Allergan                             5,000          161
   American Home Products               7,400          475
   Amgen*                               4,000          244
   Astra, Cl A, ADR*                    3,600          174
   Eli Lilly                            6,800          520
                                                  --------
     Total Drugs                                     1,574
                                                  --------
ELECTRICAL EQUIPMENT (2.5%)
   Emerson Electric                     5,000          491
   General Electric                    14,400        1,498
   General Signal                      23,300        1,005
                                                  --------
     Total Electrical Equipment                      2,994
                                                  --------
ELECTRICAL TECHNOLOGY (0.1%)
   Duracell International               1,600          107
                                                  --------
ENERGY (1.7%)
   Dresser Industries                   9,100          298
   Enron                                4,300          197
   Halliburton                          6,000          362
   Kerr-McGee                           2,200          154
   Mobil                                6,400          774
   Schlumberger                         1,700          177
   Union Texas Petroleum                6,100          136
                                                  --------
     Total Energy                                    2,098
                                                  --------
ENVIRONMENTAL SERVICES (0.5%)
   Molten Metal Technology*            19,100          287
   USA Waste Services*                  2,800           90
   WMX Technologies                     7,000          252
                                                  --------
     Total Environmental Services                      629
                                                  --------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996

BALANCED FUND--CONTINUED

----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------
FINANCIAL SERVICES (0.7%)
   American Express                     3,400     $    178
   FHLMC                                2,800          320
   FNMA                                 7,900          326
                                                  --------
     Total Financial Services                          824
                                                  --------
FINANCIAL -- OTHER (0.5%)
   Travelers                           13,733          618
                                                  --------
FOOD, BEVERAGE, TOBACCO &
   HOUSEHOLD PRODUCTS (4.8%)
   Anheuser Busch                       3,800          161
   Avon Products                        3,500          195
   Colgate-Palmolive                    5,100          472
   CPC International                    8,000          666
   Gillette                             5,100          376
   JP Foodservice*                      8,900          217
   Newell                              14,000          434
   PepsiCo                              4,200          125
   Philip Morris                        9,800        1,011
   Procter & Gamble                     5,600          609
   Ralston Purina Group                 3,600          275
   Sara Lee                             3,800          149
   Sysco                               23,200          792
   UST                                  9,900          323
                                                  --------
     Total Food, Beverage, Tobacco &
       Household Products                            5,805
                                                  --------
GAS/NATURAL GAS (0.3%)
   Consolidated Natural Gas             6,600          377
                                                  --------
HEALTH CARE (6.1%)
   Bristol-Myers Squibb                 3,100          353
   Columbia/HCA Healthcare             29,010        1,160
   HEALTHSOUTH*                        12,284          462
   Johnson & Johnson                   30,700        1,631
   Merck                               11,600          963
   Pacificare Health Systems, Cl B*     2,000          166
   Pfizer                               4,400          394
   Pharmacia Upjohn ADR                 8,500          328
   SmithKline Beecham                  14,600        1,006

----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------
   Tenet Healthcare*                   22,000     $    492
   Vencor*                             12,400          401
                                                  --------
     Total Health Care                               7,356
                                                  --------
INSURANCE (3.2%)
   American International Group         8,900        1,024
   Chubb                                2,000          109
   GCR Holdings                         7,000          158
   General Re                           2,400          405
   ITT Hartford Group                  11,500          786
   PMI Group                            5,100          296
   Sphere Drake Holdings               21,000          194
   TIG Holdings                        12,000          366
   Washington National                 19,500          544
                                                  --------
     Total Insurance                                 3,882
                                                  --------
LEISURE (3.5%)
   Carnival                            26,700          844
   ITT*                                11,100          512
   Mattel                              15,150          468
   McDonald's                          27,500        1,286
   Viacom, Cl B*                       20,944          791
   Walt Disney                          2,995          221
   Wendy's International                7,000          150
                                                  --------
     Total Leisure                                   4,272
                                                  --------
MACHINERY (0.7%)
   Black & Decker                       2,400           91
   Deere                               16,300          727
                                                  --------
     Total Machinery                                   818
                                                  --------
MEDIA (0.4%)
   Tele-Communications, Cl A*          34,000          459
                                                  --------
MEDICAL PRODUCTS & SERVICES (0.5%)
   Baxter International                 7,000          298
   Becton Dickinson                     5,900          248
   Ornda Healthcorp*                    2,900           84
                                                  --------
     Total Medical Products
       & Services                                      630
                                                  --------

================================================================================
                                                                       UNAUDITED


----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES (2.0%)
   Automatic Data Processing            4,070     $    175
   Eastman Kodak                        8,600          697
   Informix*                            2,900           69
   Tyco International                  26,700        1,462
                                                  --------
     Total Miscellaneous
       Business Services                             2,403
                                                  --------
PETROLEUM & FUEL PRODUCTS (0.4%)
   Atlantic Richfield                     900          125
   Union Pacific Resources Group       12,922          386
                                                  --------
     Total Petroleum & Fuel Products                   511
                                                  --------
PETROLEUM REFINING (0.8%)
   Amoco                               11,200          869
   British Petroleum  ADR                 700           97
                                                  --------
     Total Petroleum Refining                          966
                                                  --------
PRINTING & PUBLISHING (0.8%)
   Gannett                              4,600          361
   McGraw-Hill                          7,600          346
   New York Times, Cl A                 5,600          209
                                                  --------
     Total Printing & Publishing                       916
                                                  --------
RETAIL (3.9%)
   American Stores                     13,000          518
   CVS                                 15,300          629
   Federated Department Stores*        21,300          727
   Home Depot                          25,900        1,350
   Intimate Brands                     10,800          176
   Office Depot*                       23,900          466
   Wal-Mart Stores                     33,400          852
                                                  --------
     Total Retail                                    4,718
                                                  --------
SEMI-CONDUCTORS/INSTRUMENTS (0.1%)
   Atmel*                               4,900          161
                                                  --------
SPECIALTY MACHINERY (0.2%)
   American Standard*                   7,800          297
                                                  --------
STEEL & STEEL WORKS (0.3%)
   Aluminum Company of America          6,500          414
                                                  --------

----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------
TECHNOLOGY (7.0%)
   Ceridian*                            1,500     $     72
   Cisco Systems*                      17,000        1,154
   Electronic Data Systems             12,000          581
   Ericsson Telephone ADR*             15,100          466
   First Data                          13,100          522
   Hewlett Packard                     10,600          571
   IBM                                  5,200          829
   Intel                                4,900          622
   Microsoft*                           9,100        1,428
   Motorola                             8,600          476
   Oracle*                             12,900          632
   Scientific-Atlanta                  38,600          598
   Xerox                               12,600          619
                                                  --------
     Total Technology                                8,570
                                                  --------
TELEPHONES & TELECOMMUNICATION (0.8%)
   Airtouch Communications*             8,600          220
   BellSouth                            3,600          145
   Lucent Technologies                  4,714          242
   MCI Communications                  11,800          360
                                                  --------
     Total Telephones &
       Telecommunication                               967
                                                  --------
TRANSPORTATION (0.7%)
   Burlington Northern Santa Fe         4,800          431
   Southwest Airlines                   2,600           64
   Union Pacific                        6,200          361
                                                  --------
     Total Transportation                              856
                                                  --------
Total Common Stocks
     (Cost $55,236)                                 65,099
                                                  --------
PREFERRED STOCKS (1.1%)

AIR TRANSPORTATION (0.3%)
   Continental Airline
     Financial, 8.50%*                  5,000          334
                                                  --------
CONTAINERS & PACKAGING (0.3%)
   Crown Cork & Seal,
     CV to .9112 Shares                 8,600          439
                                                  --------
INSURANCE (0.1%)
   Sunamerica                           3,700          152
                                                  --------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996

BALANCED FUND--CONCLUDED
----------------------------------------------------------
                                   SHARES/FACE
                                   AMOUNT (000) VALUE (000)
----------------------------------------------------------
PETROLEUM & FUEL PRODUCTS (0.4%)
   Occidental Petroleum (B)             7,700     $    453
                                                  --------
Total Preferred Stocks
     (Cost $1,335)                                   1,378
                                                  --------

CORPORATE OBLIGATIONS (15.9%)
   Aristar
     6.750%,  05/15/99                 $1,500        1,524
   AT&T Capital
     5.500%,  02/09/98                  1,000          997
   Capital One Bank
     6.660%,  08/17/98                    500          504
   Fleet Financial Group
     6.000%,  10/26/98                    650          652
   General Electric Capital
     6.660%,  05/01/18                  1,000        1,014
   Hertz
     8.300%,  02/02/98                    450          463
   Household Finance, MTN
     7.150%,  06/15/00                  1,000        1,029
   Lockheed Martin
     6.550%,  05/15/99                  1,000        1,012
   May Department Stores
     6.875%,  11/01/05                    750          764
   Merrill Lynch, MTN
     6.375%,  10/17/00                  1,500        1,507
   Philip Morris
     7.250%,  09/15/01                  2,000        2,062
   Salomon
     6.700%,  12/01/98                  1,000        1,009
     6.750%,  02/15/03                  1,150        1,144
   Salomon, MTN
     7.590%,  01/28/00                  1,500        1,549
   Smith Barney
     6.625%,  11/15/03                  2,000        1,997
   Sunamerica
     6.200%,  10/31/99                  2,000        2,008
                                                  --------
Total Corporate Obligations
     (Cost $18,971)                                 19,235
                                                  --------

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
CONVERTIBLE BONDS (1.9%)
   Price, CV to 44.3754 Shares
     6.750%,  03/01/01                 $  350     $    366
   Staples, CV to 30.303 Shares (B)
     4.500%,  10/01/00                    500          536
   Time Warner Finance,
     CV to 7.7589 Shares (A)
     0.000%,  06/22/13                    900          387
   WMX Technologies,
     CV to 26.078 Shares
     2.000%,  01/24/05                  1,000          990
                                                  --------
Total Convertible Bonds
     (Cost $2,194)                                   2,279
                                                  --------

U.S. AGENCY MORTGAGE-BACKED
   OBLIGATIONS (7.0%)
   FHLMC
     8.000%,  06/01/02                    657          678
     7.500%,  09/01/03                  1,393        1,423
   FNMA
     7.500%,  12/01/03                  3,000        3,060
     8.500%,  04/01/17                    817          861
   GNMA
     9.000%,  11/15/17                  2,290        2,483
                                                  --------
Total U.S. Agency Mortgage-Backed
     Obligations
     (Cost $8,408)                                   8,505
                                                  --------

U.S. TREASURY OBLIGATIONS (16.8%)
   U.S. Treasury Bonds
     7.500%,  11/15/16                  3,000        3,352
     8.125%,  08/15/19                  4,750        5,669
     7.625%,  02/15/25                  2,000        2,299
   U.S. Treasury Notes
     6.875%,  07/31/99                  3,550        3,652
     6.250%,  08/31/00                  1,000        1,016
     7.875%,  11/15/04                  4,000        4,463
                                                  --------
Total U.S. Treasury Obligations
     (Cost $19,729)                                 20,451
                                                  --------

================================================================================
                                                                       UNAUDITED


-----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)     VALUE (000)
-----------------------------------------------------------
REPURCHASE AGREEMENTS (3.7%)
   Merrill Lynch
     5.72%, dated 11/29/96,
     matures 12/02/96,
     repurchase price $4,263,531
     (collateralized by FHLMC ARM,
     par value $4,855,000, 6.071%,
     11/01/35: market value
     $4,541,984)                       $4,262      $ 4,262
   Merrill Lynch
     5.72%, dated 11/29/96,
     matures 12/02/96,
     repurchase price $190,472
     (collateralized by FHLMC ARM,
     par value $4,855,000, 6.071%,
     11/01/35: market value
     $4,541,984)                          190          190
                                                  --------
Total Repurchase Agreements
     (Cost $4,452)                                   4,452
                                                  --------
Total Investments (100.0%)
     (Cost $110,325)                               121,399
                                                  --------
OTHER ASSETS AND LIABILITIES, NET (0.0%)                29
                                                  --------

----------------------------------------------------------

                                                VALUE (000)
----------------------------------------------------------
NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited authorization -- no
     par value) based on 8,935,182
     outstanding shares of beneficial interest    $ 89,768
   Fund shares of the Investor Shares
     (unlimited authorization -- no
     par value) based on 463,860
     outstanding shares of beneficial interest       4,717
   Fund shares of the Flex Shares
     (unlimited authorization -- no
     par value) based on 347,620
     outstanding shares of beneficial interest       3,871
   Undistributed net investment income                 551
   Accumulated net realized gain
     on investments                                 11,447
   Net unrealized appreciation
     on investments                                 11,074
                                                  --------
Total Net Assets (100.0%)                         $121,428
                                                  ========
 Net Asset Value, Offering and
     Redemption Price Per Share --
     Trust Shares                                 $  12.46
                                                  ========
 Net Asset Value and Redemption
     Price Per Share-- Investor Shares            $  12.51
                                                  ========
 Maximum Offering Price Per Share --
     Investor Shares ($12.51 (DIVIDE) 96.25%)     $  13.00
                                                  ========
 Net Asset Value, Offering and
     Redemption Price Per Share --
     Flex Shares(1)                               $  12.43
                                                  ========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 66.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996

INTERNATIONAL EQUITY INDEX FUND

----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------
FOREIGN COMMON STOCKS (97.8%)
AUSTRALIA (2.7%)
   Amcor                               13,361      $    82
   Broken Hill Proprietary             24,050          353
   Coles Myer                          40,644          152
   CRA                                  9,418          157
   CSR                                 27,994           92
   Lend Lease                           6,431          119
   Mount Isa Mines Holdings            42,910           61
   National Australia Bank             29,433          366
   Newscorp                            33,881          180
   Pacific Dunlop                      28,455           65
   Western Mining                      20,202          128
   Westpac Banking                     36,880          221
                                                   -------
     Total Australia                                 1,976
                                                   -------
AUSTRIA (1.5%)
   Bank of Austria                      3,508          255
   Creditanstalt Bankverein             4,195          283
   Ea - Generali                          343          112
   Oest El Wirtsch , Cl A               2,245          161
   OMV                                  1,715          186
   Wienerberger Baustoff                  570          104
                                                   -------
     Total Austria                                   1,101
                                                   -------
BELGIUM (1.8%)
   Bekaert                                 30           25
   Delhaize Freres                      1,500           88
   Electrabel                           1,000          234
   Fortis                               1,000          158
   Generale Banque                        470          167
   Groupe Bruxelles Lambert               700           89
   Kredietbank                            390          128
   Petrofina                              600          188
   Royale Belge                           175           36
   Solvay, Cl A                           200          123
   Union Minere*                          680           46
                                                   -------
     Total Belgium                                   1,282
                                                   -------
DENMARK (1.5%)
   Carlsberg, Cl B                      1,427           93
   D/S 1912, Cl B                           6          150

----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------

   D/S Svendborg, Cl B                      6      $   217
   Danisco                              2,210          124
   Novo Nordisk, Cl B                   1,172          217
   Sophus Berendsen, Cl B                 451           57
   Tele Danmark, Cl B                   3,958          197
                                                   -------
     Total Denmark                                   1,055
                                                   -------
FINLAND (0.9%)
   Merita*                             36,000          115
   Nokia, Cl K                          3,700          205
   Outokumpu Oy Akt, Cl A               5,000           85
   UPM - Kymmene                       10,900          218
                                                   -------
     Total Finland                                     623
                                                   -------
FRANCE (11.3%)
   Accor                                1,197          154
   Air Liquide                          2,746          438
   Alcatel Alsthom                      3,133          285
   Axa                                  4,748          285
   Banque National Paris, Cl A          4,350          173
   Bouygues                               950          106
   Carrefour                              753          465
   Cie Bancaire                           910          104
   Cie de Saint Gobain                  2,265          326
   Cie Financiara Paribas               1,508          104
   Cie Generale des Eaux                2,545          314
   Compagnie de Suez                    4,163          178
   Elf Aquitaine                        5,712          499
   Elf Sanofi                           3,173          284
   Eridania Beghin - Say                1,209          188
   Groupe Danone                        2,414          355
   Havas                                2,250          159
   L'Oreal                              1,384          506
   Lafarge Coppee                       2,218          140
   Legrand                                950          165
   Louis Vuitton - Moet Hennessy        2,331          591
   Lyonnaise des Eaux Dumez             2,050          195
   Michelin, Cl B                       2,844          146
   Pernod - Ricard                      2,179          121
   Peugeot                              2,290          282
   Pinault - Printemps Redoute            450          179
   Promodes                               478          133

================================================================================
UNAUDITED


----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------
   Rhone - Poulenc, Cl A                8,500      $   275
   Schneider                            4,827          230
   Societe Generale                     2,280          249
   Total Compaigne, Cl B                4,470          358
   Unibail                              1,850          177
                                                   -------
     Total France                                    8,164
                                                   -------
GERMANY (17.6%)
   Aachener & Munchener Bete              166          119
   Allianz                                708        1,282
   BASF                                18,600          687
   Bayer                               27,110        1,090
   Bayerische Hypotheken
     und Wechselbank                    9,900          310
   Bayerische Vereinsbank               3,810          160
   Biersdorf                            3,340          169
   Colonia Konzern                        910           70
   Daimler - Benz*                     20,080        1,304
   Degussa                                399          166
   Deutsche Bank                       20,670          982
   Dresdner Bank Frankfurt             16,800          498
   Heidelberger Zement                  2,490          178
   Hochtief                               260           10
   Karstadt                               625          216
   Linde                                  391          237
   Lufthansa                           17,580          226
   Man Muenchen                            31            7
   Mannesmann                           1,153          480
   Metro AG                             3,063          257
   Munchener Ruckvers                     256          614
   Preussag                                11            3
   RWE                                 10,540          466
   SAP                                  2,300          317
   Schering                             1,810          148
   Siemens                             15,690          757
   Thyssen                              1,651          295
   Veba                                17,410        1,020
   Viag                                   683          257
   Volkswagen                             961          382
                                                   -------
     Total Germany                                  12,707
                                                   -------

----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------
HONG KONG (1.1%)
   Cathay Pacific Airways               9,000      $    15
   Cheung Kong Holdings                18,000          158
   China Light & Power                 15,000           64
   Hang Seng Bank                      10,200          123
   Hong Kong Telecommunications        67,200          116
   Hutchison Whampoa                   14,800          114
   Sun Hung Kai Properties              6,600           82
   Swire Pacific, Cl A                  9,000           85
                                                   -------
     Total Hong Kong                                   757
                                                   -------
ITALY (7.9%)
   Assicurazioni Generali              49,170          990
   Banca Commerciale Italiana          33,500           61
   Benetton Group                      14,500          185
   Credito Italiano                   108,000          118
   Edison                              42,500          271
   ENI SPA                             76,000          400
   Fiat                               139,000          407
   Fiat Non-Convertible                42,000           69
   Istituto Bancario san Paolo
     di Torino                         52,900          332
   Istituto Nazionale                 323,919          451
   Italgas                              5,000           21
   Mediobanca                          35,100          202
   Montedison*                        134,680           96
   Olivetti*                          142,500           50
   Parmalat Finanziaria               102,800          161
   Pirelli                            120,000          219
   RAS                                 10,135          100
   Sirti                               19,500          118
   Telecom Italia                     265,000          625
   Telecom Italia di Risp              88,000          162
   Telecom Italia Mobile              195,802          461
   Telecom Italia Mobile di Risp      154,164          206
                                                   -------
     Total Italy                                     5,705
                                                   -------
JAPAN (29.6%)
   Ajinomoto                           15,000          170
   Asahi Bank                          31,000          302
   Asahi Chemical Industries           46,000          302
   Asahi Glass                         31,000          316
   Bank of Tokyo - Mitsubushi          24,000          491

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996

INTERNATIONAL EQUITY INDEX FUND--CONTINUED
----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------
JAPAN--CONTINUED
   Bank of Yokohama                    11,000      $    80
   Bridgestone                         15,000          277
   Chiba Bank                          12,000           91
   Chiyoda                              5,000           43
   Citizen Watch                       17,000          133
   Cosmo Oil                           12,000           60
   Dai Nippon Printing                 25,000          457
   Daiei                               11,000           91
   Daimaru                             17,000          102
   Daiwa Kosho Lease                   11,000           96
   Daiwa Securities                    24,000          259
   Ebara                                8,000          112
   Fanuc                                4,300          140
   Fuji Bank                           37,000          644
   Fuji Photo Film                      9,000          282
   Fujitsu                             22,000          211
   Furukawa Electric                   15,000           79
   Hankyu                              15,000           76
   Hitachi                             42,000          391
   Honda Motor                         11,000          325
   Industrial Bank of Japan            31,000          613
   Ito Ham Foods                        1,000            6
   Ito Yokado                           4,000          202
   Itochu                              31,000          188
   Japan Air Lines*                    27,000          158
   Japan Energy                        24,000           78
   Joyo Bank                           14,300           94
   Jusco                                5,000          163
   Kansai Electric Power               13,800          289
   Kao                                 23,000          267
   Kawasaki Steel                      46,000          144
   Kinki Nippon Railway                26,000          170
   Kirin Brewery                       21,000          212
   Komatsu                             13,000          110
   Kubota                              23,000          131
   Kyocera                              3,000          193
   Marui                                4,000           76
   Matsushita Electric                 28,000          485
   Mitsubishi                          21,000          243
   Mitsubishi Chemical                 16,000           61
   Mitsubishi Electric                 23,000          132

----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------
   Mitsubishi Estate                   23,000      $   291
   Mitsubishi Heavy Industries         60,000          490
   Mitsubishi Materials                47,000          211
   Mitsubishi Trust & Banking          23,000          370
   Mitsui                              23,000          196
   Mitsui Trust & Banking              13,000          124
   Mitsukoshi                          16,000          140
   Murata Manufacturing                 1,000           34
   NEC                                 22,000          267
   New Oji Paper                       25,000          179
   Nichido Fire & Marine Insurance     15,000           92
   Nippon Express                      13,000           99
   Nippon Oil                          26,000          147
   Nippon Paper Industries              1,000            6
   Nippon Sharyo                        5,000           44
   Nippon Steel                        88,000          266
   Nippon Yusen                        27,000          129
   Nippondenso                         12,000          279
   Nissan Motor                        39,000          277
   NKK*                                24,000           59
   Nomura Securities                   26,000          439
   Obayashi                            21,000          158
   Odakyu Electric Railway             24,000          148
   Olympus Optical                      8,000           75
   Osaka Gas                           44,000          136
   Sakura Bank                         37,000          338
   Sankyo                               8,000          214
   Sanyo Electric                       4,000           19
   Sega Enterprises                     1,600           63
   Sekisui Chemical                     7,000           77
   Sekisui House                        7,000           75
   Sharp                               16,000          250
   Shimizu                             21,000          175
   Shin - Etsu Chemical                 9,000          164
   Shizuoka Bank                       13,000          148
   Skylark                              3,000           48
   Sony                                 6,000          384
   Sumitomo Bank                       30,000          522
   Sumitomo Chemical                   20,000           87
   Sumitomo Metal                      42,000          112
   Taisei                              51,000          284
   Takeda Chemical                     19,000          372

================================================================================
                                                                       UNAUDITED


----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------
   Tobu Railway                        23,000      $   128
   Tohoku Electric Power                6,900          141
   Tokai Bank                          20,000          230
   Tokio Marine & Fire Insurance       34,000          376
   Tokyo Electric Power                15,900          359
   Tokyo Gas                           36,000          106
   Tokyu                               27,000          180
   Toppan Printing                     11,000          145
   Toray                               38,000          245
   Tostem                               3,000           86
   Toto                                18,000          236
   Toyo Seikan Kaisha                   3,000           95
   Toyoda Automatic Loom                8,000          152
   Toyota Motor                        32,000          874
   Yamaichi Securities                 15,000           79
   Yamanouchi Pharmaceutical           13,000          265
   Yasuda Trust & Banking              20,000           94
                                                   -------
     Total Japan                                    21,324
                                                   -------
NETHERLANDS (3.3%)
   ABN-Amro Holdings                    3,850          250
   Akzo Nobel                             470           62
   ING Groep                            8,357          293
   Koninklijke                          5,456          204
   Koninklijke Nederlanden
     Papierfabriek                        960           22
   Philips Electronics                  3,742          151
   Royal Dutch Petroleum                5,309          896
   Unilever                             1,580          274
   Wolters Kluwer                       1,761          230
                                                   -------
     Total Netherlands                               2,382
                                                   -------
NORWAY (1.1%)
   Bergesen, Cl A                       5,700          131
   Hafslund Nycomed, Cl B               5,900           41
   Kvaerner                             2,650          110
   Norsk Hydro                          8,375          422
   Nycomed, Cl B*                       2,300           34
   Uni Storebrand*                      9,987           60
                                                   -------
     Total Norway                                      798
                                                   -------

----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------
SPAIN (4.3%)
   Argentaria Bancaria de Espana        4,616      $   180
   Autopistas CESA                      8,361          101
   Banco Bilbao Vizcaya                 6,749          341
   Banco Central Hispano                5,523          138
   Banco de Santander                   4,356          236
   Dragados Construccion                2,565           36
   Empresa Nacional de Electricidad     7,776          525
   Fomento de Construcciones
     Contratas                            958           81
   Gas Natural                            993          206
   Iberdola                            20,445          236
   Mapfre                               1,018           54
   Repsol                               9,382          347
   Telefonica de Espana                23,762          521
   Union Electrica Fenosa              16,206          122
                                                   -------
     Total Spain                                     3,124
                                                   -------
SWEDEN (2.2%)
   Asea, Cl A                           1,950          226
   Astra, Cl A                          9,400          451
   Diligentia*                          1,350           22
   Electrolux, Cl B                     1,300           76
   Ericsson, Cl B                       8,100          250
   Skandinaviska Enskilda Banken        9,200           86
   Skanska, Cl B                        2,500          111
   Stora Kopparbergs Bergslags, Cl A    5,000           69
   Svenska Cellulosa, Cl B              7,000          150
   Swedish Match*                       4,500           15
   Volvo, Cl B                          4,500           99
                                                   -------
     Total Sweden                                    1,555
                                                   -------
SWITZERLAND (2.2%)
   Asea Brown Boveri                       60           75
   Ciba - Geigy                           160          198
   Nestle                                 312          339
   Roche Holdings, Genusshein              34          261
   Roche Holdlings, Bearer                 12          143
   Sandoz Pharmaceutical, Cl R            180          209
   Schweizerische Bankgesellschaft        200          188
   Swiss Bank                             875          173
                                                   -------
     Total Switzerland                               1,586
                                                   -------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996

INTERNATIONAL EQUITY INDEX FUND--CONCLUDED

----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------
UNITED KINGDOM (8.8%)
   Abbey National                      13,601      $   159
   Barclays Bank                       25,213          434
   Bass                                12,485          164
   BAT Industries                      28,009          223
   Blue Circle Industries              35,172          220
   British Gas                         20,778           76
   British Petroleum                   53,434          617
   British Telecommunications          44,588          284
   BTR                                 47,897          191
   Cable & Wireless                    29,090          233
   General Electric                    46,791          293
   Glaxo Wellcome                      23,799          392
   Grand Metropolitan                  23,365          182
   Great Universal Stores               7,352           85
   Guinness                            27,624          207
   Hanson                              96,770          130
   HSBC Holdings                        7,895          170
   HSBC Holdings                       14,568          306
   Imperial Chemical                   15,754          204
   Imperial Tobacco Group*              9,677           62
   Marks & Spencer                     40,514          346
   National Power                      11,877           92
   Reuters                             13,125          159
   RMC Group                            6,371          106
   RTZ                                 17,392          293
   Sainsbury, J.                       14,815           94
   Smithkline Beecham                  24,760          341
   Unilever                             6,230          147
   Vodafone Group                      36,942          160
                                                   -------
     Total United Kingdom                            6,370
                                                   -------
UNITED STATES (0.0%)
   Millennium Chemicals*                1,382           28
                                                   -------
Total Foreign Common Stocks
     (Cost $62,979)                                 70,537
                                                   -------

----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------

FOREIGN PREFERRED STOCKS (1.2%)
FINLAND (0.3%)
   Nokia, Cl A                          3,400      $   189
                                                   -------
GERMANY (0.8%)
   RWE                                  8,480          311
   SAP                                  1,380          191
   Volkswagen                             297           91
                                                   -------
     Total Germany                                     593
                                                   -------
ITALY (0.1%)
   Fiat                                42,800           66
                                                   -------
Total Foreign Preferred Stocks
     (Cost $732)                                       848
                                                   -------

CASH EQUIVALENTS (0.3%)
   Highmark Diversified
     Money Market Fund                    211          211
                                                   -------
Total Cash Equivalents
     (Cost $211)                                       211
                                                   -------
Total Investments (99.3%)
     (Cost $63,922)                                 71,596
                                                   -------
OTHER ASSETS AND LIABILITIES, NET (0.7%)               534
                                                   -------

================================================================================
                                                                       UNAUDITED


----------------------------------------------------------

                                                VALUE (000)
----------------------------------------------------------

NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited authorization -- no
     par value) based on 5,792,039
     outstanding shares of beneficial interest     $54,708
   Fund shares of the Investor Shares
     (unlimited authorization -- no
     par value) based on 526,205
     outstanding shares of beneficial interest       5,299
   Fund shares of the Flex Shares
     (unlimited authorization -- no
     par value) based on 88,926
     outstanding shares of beneficial interest         927
   Undistributed net investment income                 508
   Accumulated net realized gain on
     investments                                     3,026
   Net unrealized appreciation on
     investments                                     7,674
   Net unrealized depreciation on
     foreign currency and translation
     of other asset and liabilities in
     foreign currency                                  (12)
                                                   -------
Total Net Assets (100.0%)                          $72,130
                                                   =======
Net Asset Value, Offering and Redemption
     Price Per Share-- Trust Shares                $ 11.27
                                                   =======
Net Asset Value and Redemption Price
     Per Share-- Investor Shares                   $ 11.16
                                                   =======
Maximum Offering Price Per Share --
     Investor Shares ($11.16 (DIVIDE) 96.25%)      $ 11.59
                                                   =======
Net Asset Value, Offering and Redemption
     Price Per Share-- Flex Shares(1)              $ 11.12
                                                   =======

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 66.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996

INTERNATIONAL EQUITY FUND
----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------


FOREIGN COMMON STOCKS (95.7%)
ARGENTINA (1.1%)
   YPF ADR, Cl D                      160,000     $  3,720
                                                  --------
AUSTRALIA (1.7%)
   Australia & New Zealand
     Bank Group                       270,000        1,773
   Burns Phillip                    1,934,000        3,383
   Leighton Holdings                   93,834          408
                                                  --------
     Total Australia                                 5,564
                                                  --------
BELGIUM (1.0%)
   Credit Communal Holdings*           35,000        3,181
                                                  --------
BRAZIL (1.9%)
   Telecom Brasileiras ADR             82,800        6,272
                                                  --------
CANADA (4.7%)
   Bank of Montreal                    98,167        3,189
   Bombardier, Cl B                   195,000        3,471
   CAE                                336,352        2,582
   Suncor                              73,000        3,189
   Thomson                            149,000        3,354
                                                  --------
     Total Canada                                   15,785
                                                  --------
DENMARK (1.7%)
   Falck                                6,000        1,619
   Novo Nordisk, Cl B                  12,700        2,349
   Sophus Berendsen, Cl B              13,850        1,751
                                                  --------
     Total Denmark                                   5,719
                                                  --------
FINLAND (3.6%)
   Cultor, Ser 2                       66,400        3,169
   Metra, Cl B                         53,000        2,817
   Nokia ADR, Cl A                     28,000        1,572
   Oy Tamro                           393,000        2,830
   UPM - Kymmene                       81,000        1,624
                                                  --------
     Total Finland                                  12,012
                                                  --------
FRANCE (9.2%)
   Christian Dior                      28,850        4,237
   Elf Aquitaine                       22,000        1,921
   Lafarge Coppee                      25,000        1,580
   Michelin, Cl B                      40,000        2,052

----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------
   Rhone - Poulenc, Cl A              150,000     $  4,860
   SGS-Thomson
     Microelectronics ADR*             55,000        3,664
   Technip                            132,113       12,396
                                                  --------
     Total France                                   30,710
                                                  --------
GERMANY (5.0%)
   Hoechst                            229,000        9,973
   Mannesmann                           7,500        3,122
   Veba                                59,600        3,491
                                                  --------
     Total Germany                                  16,586
                                                  --------
GREECE (0.2%)
   Greek Telecom*                      41,800          726
                                                  --------
HONG KONG (4.4%)
   Cheung Kong Holdings               370,000        3,254
   Henderson Land Development         484,000        4,867
   HSBC Holdings                      311,317        6,483
                                                  --------
     Total Hong Kong                                14,604
                                                  --------
INDIA (0.2%)
   Hindalco GDR                        32,700          667
                                                  --------
INDONESIA (0.4%)
   Tambang Timah, F                   855,000        1,350
                                                  --------
IRELAND (0.0%)
   Bank of Ireland                        214            2
                                                  --------
ISRAEL (1.5%)
   Comverse Technology*                37,000        1,258
   Gilat Satellite Networks*           30,000          773
   Nice Systems ADR*                   36,100          654
   Technomatrix Technologies*         105,500        2,255
                                                  --------
     Total Israel                                    4,940
                                                  --------
ITALY (5.1%)
   Banca Popolare di Milano           767,700        3,929
   ENI                                933,000        4,916
   Parmalat Finanziaria             2,029,000        3,182
   Saipem                           1,057,000        4,892
                                                  --------
     Total Italy                                    16,919
                                                  --------
24

================================================================================
                                                                       UNAUDITED


----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------
JAPAN (11.4%)
   Canon                              345,000     $  7,273
   Dai Nippon Printing                252,000        4,604
   Honda Motor                        219,000        6,464
   Mitsubishi Heavy Industries        696,000        5,686
   Nippon Television Network           18,000        5,408
   Sony                                89,400        5,725
   Terumo                             221,000        2,912
                                                  --------
     Total Japan                                    38,072
                                                  --------
MEXICO (1.7%)
   Grupo Carso                        274,000        1,394
   Kimberly Clark, Cl A                68,100        1,317
   Panamerican Beverages, Cl A         65,100        3,043
                                                  --------
     Total Mexico                                    5,754
                                                  --------
NETHERLANDS (7.4%)
   ABN - Amro                         106,000        6,869
   Akzo Nobel                          24,000        3,187
   Hollandsche Beton Groep             17,458        3,312
   Ing Groep                          280,938        9,845
   VNU                                 80,000        1,634
                                                  --------
     Total Netherlands                              24,847
                                                  --------
NEW ZEALAND (0.3%)
   Fletcher Challenge
     Building Division                297,500          836
                                                  --------
NORWAY (1.5%)
   Fokus Bank                         258,000        1,608
   Nera                                43,000        1,762
   Schibsted                           86,000        1,568
                                                  --------
     Total Norway                                    4,938
                                                  --------
PAKISTAN (0.3%)
   Hub Power*                       1,264,000        1,109
                                                  --------
PANAMA (0.7%)
   Banco Latinamericano
     de Exportaciones                  50,800        2,483
                                                  --------
PERU (0.8%)
   CPT Telefoncia del Peru             80,000        1,550
   Credicorp                           72,708        1,254
                                                  --------
     Total Peru                                      2,804
                                                  --------

----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------
PHILIPPINES (1.3%)
   Benpres GDR*                       619,961     $  4,495
                                                  --------
PORTUGAL (1.3%)
   Banco Totta & Acores               164,000        2,890
   Portugal Telecom ADR                54,300        1,432
                                                  --------
     Total Portugal                                  4,322
                                                  --------
SINGAPORE (0.8%)
   Elect & Eltek                      777,000        2,688
                                                  --------
SOUTH AFRICA (2.2%)
   Richemont                          197,000        2,940
   Rembrandt Group                    330,000        2,958
   Sasol                              105,000        1,299
                                                  --------
     Total South Africa                              7,197
                                                  --------
SOUTH KOREA (0.2%)
   Samsung Electronics                  9,590          709
                                                  --------
SPAIN (1.9%)
   Telefonica de Espana               287,000        6,293
                                                  --------
SWEDEN (6.3%)
   Astra, Cl B                         66,000        3,104
   Ericsson, Cl B                     144,100        4,446
   Gettinge, Cl B                     243,300        4,696
   Incentive AB, Cl B                  49,000        3,250
   Investment AB Bure                 170,500        1,881
   Skandinaviska Enskilda Banken      225,000        2,096
   Svedala Industrial                  96,500        1,654
                                                  --------
     Total Sweden                                   21,127
                                                  --------
SWITZERLAND (4.7%)
   Asea Brown Boveri                    1,215        1,521
   Ciba - Geigy                        10,400       12,872
   Societe Generale de Surveillance       640        1,481
                                                  --------
     Total Switzerland                              15,874
                                                  --------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996

INTERNATIONAL EQUITY FUND--CONCLUDED
----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------
UNITED KINGDOM (11.2%)
   Bank of Ireland                    563,021     $  4,899
   Bank of Scotland                   324,000        1,596
   BAT Industries                     207,000        1,652
   BOC Group                          100,000        1,492
   Grand Metropolitan                 205,000        1,601
   Halma                              446,000        1,470
   London Forfaiting                1,868,200        8,717
   Morgan Crucible                    416,000        3,197
   Page (Michael) Group               712,000        4,765
   Powerscreen                        301,100        3,028
   Smithkline Beecham                 229,000        3,154
   Unilever                            85,000        2,004
                                                  --------
     Total United Kingdom                           37,575
                                                  --------
Total Foreign Common Stocks
     (Cost $288,670)                               319,880
                                                  --------

FOREIGN CONVERTIBLE PREFERRED STOCK (0.9%)
AUSTRALIA (0.9%)
   Amcor PRIDES                        60,000        3,023
                                                  --------
Total Foreign Convertible Preferred Stock
     (Cost $3,000)                                   3,023
                                                  --------
Total Investments (96.6%)
     (Cost $291,670)                               322,903
                                                  --------
OTHER ASSETS AND LIABILITIES, NET (3.4%)            11,462
                                                  --------

----------------------------------------------------------

                                                VALUE (000)
----------------------------------------------------------

NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited authorization -- no
     par value) based on 26,357,109
     outstanding shares of beneficial interest    $282,986
   Fund shares of the Investor Shares
     (unlimited authorization -- no
     par value) based on 483,235
     outstanding shares of beneficial interest       5,320
   Fund shares of the Flex Shares
     (unlimited authorization -- no
     par value) based on 205,999
     outstanding shares of beneficial interest       2,303
   Undistributed net investment income               1,336
   Accumulated net realized gain
     on investments                                 11,837
   Accumulated net realized loss on
     foreign currency transanctions                   (658)
   Net unrealized appreciation on
     investments                                    31,233
   Net unrealized appreciation on
     foreign currency and translation
     of other asset and liabilities in
     foreign currency                                    8
                                                  --------
Total Net Assets (100.0%)                         $334,365
                                                  ========
Net Asset Value, Offering and Redemption
     Price Per Share-- Trust Shares               $  12.36
                                                  ========
Net Asset Value and Redemption Price
     Per Share-- Investor Shares                  $  12.32
                                                  ========
Maximum Offering Price Per Share --
     Investor Shares ($12.32 (DIVIDE) 96.25%)     $  12.80
                                                  ========
Net Asset Value, Offering and Redemption
     Price Per Share-- Flex Shares (1)            $  12.26
                                                  ========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 66.

================================================================================
UNAUDITED

SUNBELT EQUITY FUND
----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------
COMMON STOCKS (93.9%)
AEROSPACE & DEFENSE (0.4%)
   Tracor*                             81,604     $  1,795
                                                  --------
AIR TRANSPORTATION (2.1%)
   Atlantic Southeast Airlines        113,923        2,592
   Comair                             171,833        4,274
   Southwest Airlines                  93,709        2,319
                                                  --------
     Total Air Transportation                        9,185
                                                  --------
BANKS (3.3%)
   Eagle Bancshares                    44,223          652
   First American of Tennessee         59,110        3,384
   Sterling Bancshares                175,519        3,028
   Texas Regional Bancshares, Cl A     45,495        1,535
   Union Planters                     146,644        6,067
                                                  --------
     Total Banks                                    14,666
                                                  --------
BUILDING & CONSTRUCTION (0.4%)
   Fairfield Communities*              72,998        1,788
                                                  --------
BUILDING & CONSTRUCTION SUPPLIES (1.3%)
   American Buildings*                160,489        3,451
   NCI Building Systems*               81,541        2,344
                                                  --------
     Total Building & Construction Supplies          5,795
                                                  --------
BUILDING-MOBILE HOMES (2.1%)
   American Homestar*                 128,916        2,353
   Clayton Homes                      169,698        2,758
   Oakwood Homes                       37,048          820
   Palm Harbor Homes*                 130,234        3,451
                                                  --------
     Total Building-Mobile Homes                     9,382
                                                  --------
COMPUTER SOFTWARE & SERVICES (7.8%)
   Cybex Computer Products*            82,000        1,210
   Harbinger*                         106,390        2,779
   National Data                      120,202        4,793
   Nichols Research*                  378,317        9,269
   SCB Computer Technology*           351,287        6,323
   Sterling Commerce*                 277,709        8,748
   Wandel & Goltermann
     Technologies*                     91,221        1,927
                                                  --------
     Total Computer Software & Services             35,049
                                                  --------

----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------
ELECTRONICS (1.5%)
   Benchmark Electronics*             139,716     $  4,139
   SCI Systems*                        48,962        2,583
                                                  --------
     Total Electronics                               6,722
                                                  --------
ENTERTAINMENT (0.5%)
   Carmike Cinemas,  Cl A*             88,332        2,407
                                                  --------
FINANCE-MORTGAGE (0.8%)
   Triad Guaranty*                    125,584        3,720
                                                  --------
FINANCE-REIT (0.3%)
   Winston Hotels                     120,602        1,523
                                                  --------
FINANCIAL SERVICES (0.4%)
   First Enterprise Financial Group*  166,052        1,827
                                                  --------
FOOD, BEVERAGE & TOBACCO (0.3%)
   Goodmark Foods                      86,306        1,473
                                                  --------
HOTELS & LODGING (1.5%)
   Promus Hotel*                      205,215        6,618
                                                  --------
INSURANCE (1.2%)
   Compdent*                          191,185        5,258
                                                  --------
LEISURE (0.9%)
   Play By Play Toys & Novelties*      92,637          984
   Varsity Spirit                     217,601        3,264
                                                  --------
     Total Leisure                                   4,248
                                                  --------
MACHINERY (1.8%)
   Agco                                95,856        2,672
   Roper Industries                    42,213        1,826
   Tractor Supply*                    174,249        3,659
                                                  --------
     Total Machinery                                 8,157
                                                  --------
MEASURING DEVICES (1.9%)
   Input/Output*                      352,197        8,453
                                                  --------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996

SUNBELT EQUITY FUND--CONTINUED
----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------
MEDICAL PRODUCTS & SERVICES (5.9%)
   Beverly Enterprises*               254,548     $  3,373
   Gulf South Medical Supply*         270,537        7,879
   Phycor*                            262,629        8,486
   Quorum Health Group*               235,447        6,622
                                                  --------
     Total Medical Products & Services              26,360
                                                  --------
METAL PRODUCTS & SERVICES (1.3%)
   Citation*                          129,644        1,264
   Wolverine Tube*                    118,451        4,412
                                                  --------
     Total Metal Products & Services                 5,676
                                                  --------
MISCELLANEOUS BUSINESS SERVICES (4.7%)
   Accustaff*                          83,522        1,691
   Norrell                            247,123        5,715
   Nova*                              203,734        3,871
   PMT Services*                      352,390        7,532
   Staffmark*                         187,990        2,373
                                                  --------
     Total Miscellaneous Business Services          21,182
                                                  --------
MISCELLANEOUS CONSUMER SERVICES (0.7%)
   Central Parking                     89,233        2,989
                                                  --------
OIL & GAS-DRILLING (4.3%)
   Diamond Offshore Drilling*         125,387        7,993
   Ensco International*               112,278        4,926
   Global Marine*                     317,639        6,194
                                                  --------
     Total Oil & Gas-Drilling                       19,113
                                                  --------
OIL & GAS-EXPLORATION (4.1%)
   Nuevo Energy*                      224,208       11,210
   Stone Energy*                      305,070        7,055
                                                  --------
     Total Oil & Gas-Exploration                    18,265
                                                  --------
OIL & GAS-MACHINERY & EQUIPMENT (1.6%)
   Baker Hughes                        31,695        1,161
   Tidewater                          141,349        6,184
                                                  --------
     Total Oil & Gas-Machinery & Equipment           7,345
                                                  --------
OIL & GAS-MARKETING (0.5%)
   World Fuel Services                107,666        2,059
                                                  --------

----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------
OIL & GAS-SERVICES (4.0%)
   Global Industries*                 240,871     $  4,275
   Offshore Logistics*                172,189        3,444
   Pride Petroleum Service*           368,139        6,673
   Production Operators                82,689        3,700
                                                  --------
     Total Oil & Gas-Services                       18,092
                                                  --------
PAPER & PAPER PRODUCTS (3.0%)
   Inbrand*                           384,231        9,318
   Rock Tenn, Cl A                    195,435        4,104
                                                  --------
     Total Paper & Paper Products                   13,422
                                                  --------
PETROLEUM & FUEL PRODUCTS (3.8%)
   Anadarko Petroleum                  35,333        2,363
   BJ Services*                        88,333        4,218
   Cairn Energy USA*                  245,785        2,888
   Oceaneering International*         107,223        1,783
   Transocean Offshore                 96,397        5,808
                                                  --------
     Total Petroleum & Fuel Products                17,060
                                                  --------
PRINTING & PUBLISHING (0.5%)
   Cadmus Communications              134,405        2,251
                                                  --------
PROFESSIONAL SERVICES (1.7%)
   Blount International               165,446        6,142
   Educational Medical*               164,000        1,661
                                                  --------
     Total Professional Services                     7,803
                                                  --------
RETAIL (10.9%)
   Books-A-Million*                   382,528        2,582
   Claire's Stores                    527,547        8,507
   Discount Auto Parts*               227,822        5,838
   Dollar General                     237,006        6,814
   Friedman's, Cl A*                  149,007        2,049
   Heilig-Meyers                      424,309        5,887
   Lowe's Companies                   246,064        9,996
   Sports & Recreation*               394,846        3,406
   Stein Mart*                        204,097        3,903
                                                  --------
     Total Retail                                   48,982
                                                  --------

================================================================================
                                                                       UNAUDITED

----------------------------------------------------------

                                      SHARES    VALUE (000)
----------------------------------------------------------
RETAIL-RESTAURANT (3.3%)
   Cracker Barrel Old Country Stores  108,202     $  2,583
   Longhorn Steaks*                   260,238        5,205
   O'Charleys*                        112,626        1,352
   Outback Steakhouse*                 87,218        2,518
   Sonic*                             132,613        3,034
                                                  --------
     Total Retail-Restaurant                        14,692
                                                  --------
STEEL & STEEL WORKS (1.7%)
   Intermet                           302,672        4,048
   Maverick Tube*                     212,183        3,368
                                                  --------
     Total Steel & Steel Works                       7,416
                                                  --------
TELEPHONES & TELECOMMUNICATION (1.6%)
   Premiere Technologies*             142,117        3,304
   U.S. Long Distance*                427,157        3,818
                                                  --------
     Total Telephones & Telecommunication            7,122
                                                  --------
TRUCK & PARTS-HEAVY DUTY (3.0%)
   Miller Industries*                 479,143       13,296
                                                  --------
TRUCKING (3.7%)
   American Freightways*              464,649        4,763
   Hunt J B Transportation Services   561,625        7,863
   MTL*                                87,628        1,851
   USA Truck*                         234,498        1,993
                                                  --------
     Total Trucking                                 16,470
                                                  --------
WHOLESALE (5.1%)
   Barnett*                           196,479        4,863
   Isolyser*                          138,470        1,108
   Richfood Holdings                  283,299        7,366
   Serologicals*                       95,399        3,196
   Watsco                             251,411        6,348
                                                  --------
     Total Wholesale                                22,881
                                                  --------
Total Common Stocks
     (Cost $349,813)                               420,542
                                                  --------

----------------------------------------------------------
                                   FACE AMOUNT
                                  (000)/SHARES  VALUE (000)
----------------------------------------------------------

CONVERTIBLE BONDS (2.8%)
   Career Horizons, CV to
     88.1340 Shares
     7.000%,  11/01/02                 $1,638     $  3,573
   HEALTHSOUTH Rehabilitation,
     CV to 26.5781 Shares
     5.000%,  04/01/01                  3,756        7,606
   Pride Petroleum Services, CV to
     81.6327 Shares
     6.250%,  02/15/06                    820        1,316
                                                  --------
Total Convertible Bonds
     (Cost $10,807)                                 12,495
                                                  --------
CONVERTIBLE PREFERRED STOCK (0.9%)
   SCI Finance LLC,
     CV to 1.6617 Shares                   38        3,864
                                                  --------
Total Convertible Preferred Stock
     (Cost $3,531)                                   3,864
                                                  --------
REPURCHASE AGREEMENT (3.2%)
   Deutsche Bank
     5.65%, dated 11/29/96,
     matures 12/02/96,
     repurchase price $14,306,483
     (collateralized by U.S. Treasury
     Bill, par value $9,926,000, 0.000%,
     02/13/97; U.S. Treasury Note,
     par value $4,777,000, 4.750%,
     08/31/98: total market value
     $14,585,913)                      14,300       14,300
                                                  --------
Total Repurchase Agreement
     (Cost $14,300)                                 14,300
                                                  --------
Total Investments (100.8%)
     (Cost $378,451)                               451,201
                                                  --------
OTHER ASSETS AND LIABILITIES, NET (-0.8%)           (3,638)
                                                  --------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996

SUNBELT EQUITY FUND--CONCLUDED
----------------------------------------------------------

                                                VALUE (000)
----------------------------------------------------------
NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited authorization -- no par value)
     based on 30,478,757 outstanding shares
     of beneficial interest                       $315,611
   Fund shares of the Investor Shares
     (unlimited authorization -- no par value)
     based on 2,164,224 outstanding shares
     of beneficial interest                         21,558
   Fund shares of the Flex Shares
     (unlimited authorization -- no par value)
     based on 366,668 outstanding shares
     of beneficial interest                          4,675
   Accumulated net investment loss                  (2,909)
   Accumulated net realized gain
     on investments                                 35,878
   Net unrealized appreciation on
     investments                                    72,750
                                                  --------
Total Net Assets (100.0%)                         $447,563
                                                  ========
Net Asset Value, Offering and Redemption
     Price Per Share-- Trust Shares               $  13.57
                                                  ========
Net Asset Value and Redemption Price
     Per Share-- Investor Shares                  $  13.39
                                                  ========
Maximum Offering Price Per Share --
     Investor Shares ($13.39 (DIVIDE) 96.25%)     $  13.91
                                                  ========
Net Asset Value, Offering and Redemption
     Price Per Share-- Flex Shares(1)             $  13.37
                                                  ========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 66.

SCHEDULE OF INVESTMENTS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996                                  UNAUDITED

INVESTMENT GRADE TAX-EXEMPT BOND FUND
----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------

MUNICIPAL BONDS (97.0%)
CALIFORNIA (14.8%)
   Coronado, Community
     Development Agency,
     Community Development Project,
     RB, Pre-Refunded 09/01/01
     @ 102 (MBIA) (E)
     6.300%,  09/01/22                 $5,000     $  5,523
   Orange County, Community
     Facilities District Special Tax,
     RB, Ser A, Pre-Refunded
     08/15/02 @102 (E)
     7.350%,  08/15/18                  1,250        1,464
   State Health Facilities Financing
     Authority, Catholic Healthcare
     West, RB, Callable 07/01/06
     @ 102 (AMBAC)
     5.250%,  07/01/16                  2,000        1,941
   State Health Facilities Financing
     Authority, Centinela Hospital
     Medical Center, RB, Pre-Refunded
     09/01/02 @ 102 (MBIA)
     6.250%,  09/01/15                  2,800        3,116
   State Public Works, Lease Revenue,
     RB, Pre-Refunded 03/01/04 @ 102
     7.000%,  03/01/19                  5,800        6,784
   State Solid Waste Financing
     Authority, AMT (FSA)
     6.250%,  08/01/11                  5,000        5,416
   South Gate, Public Financing
     Authority, Water Revenue, Ser A,
     RB, Sinking Fund 10/01/10
     @ 100 (FGIC)
     6.000%,  10/01/12                  1,000        1,092
                                                  --------
     Total California                               25,336
                                                  --------
FLORIDA (14.4%)
   Brevard County, School Board,
     Ser A, COP (AMBAC)
     5.400%,  07/01/12                  2,000        2,019
   Dade County, State Aviation
     Authority, Ser C, RB (MBIA)
     5.000%,  10/01/01                  3,850        3,963

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
   Okeechobee Correctional Facility,
     COP (AMBAC)
     5.800%,  03/01/03                 $1,000     $  1,062
   Orange County Health Facilities
     Authority, RB (MBIA)
     6.250%,  10/01/13                  1,000        1,111
   Palm Beach County, State Airport
     System, RB, Callable 10/01/01
     @ 102 (MBIA)
     7.750%,  10/01/10                  2,500        2,884
   Reedy Creek, Improvement District
     Utility, Ser 1991-1, RB,
     Pre-Refunded 10/01/01 @ 101 (MBIA)
     6.500%,  10/01/16                  3,000        3,318
   State Board of Education Capital
     Outlay, Ser A, GO, Callable
     06/01/06 @ 101
     5.000%,  06/01/18                  1,500        1,422
   State Board of Education Capital
     Outlay, Ser C, Pre-Refunded
     06/01/02 @ 101
     6.625%,  06/01/22                  1,950        2,181
   State Bond Finance Department,
     Environmental Preservation
     2000 Project, Ser A, RB (MBIA)
     6.000%,  07/01/05                  2,000        2,194
   State Department of Natural
     Resources, Environmental
     Preservation 2000 Project, Ser A,
     RB, Callable 07/01/01 @ 102
     (AMBAC)
     6.750%,  07/01/13                  2,000        2,213
   Volusia County, Master Lease
     Program, COP, Callable
     08/01/01 @ 102 (FSA)
     6.625%,  08/01/06                  2,000        2,233
                                                  --------
     Total Florida                                  24,600
                                                  --------
GEORGIA (0.9%)
   Downtown Savannah Authority,
     Chatham County Detention
     Project, Ser A, RB, Pre-Refunded
     01/01/99 @ 102
     6.400%,  01/01/01                  1,415        1,509
                                                  --------

SCHEDULE OF INVESTMENTS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996

INVESTMENT GRADE TAX-EXEMPT BOND FUND--CONCLUDED
----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
ILLINOIS (5.8%)
   Chicago, GO, Callable 07/01/07
     @ 100 (AMBAC)
     5.900%,  01/01/09                 $1,680     $  1,783
   Chicago, Motor Fuel Tax Revenue,
     RB, Pre-Refunded 01/01/01
     @ 102 (AMBAC)
     7.100%,  01/01/11                  1,500        1,680
   Chicago, State Board of Education,
     GO (MBIA)
     6.250%,  12/01/09                  2,745        3,053
     6.250%,  12/01/12                  1,000        1,107
   State Health Facilities Authority,
     Trinity Medical Center Project,
     RB, Callable 07/01/02 @ 102 (FSA)
     7.000%,  07/01/12                  2,000        2,259
                                                  --------
     Total Illinois                                  9,882
                                                  --------
MARYLAND (3.5%)
   Montgomery County, Maryland
     Public Improvement, Ser A
     5.200%,  10/01/00                  5,725        5,948
                                                  --------
MASSACHUSETTS (2.0%)
   Boston, City Hospital Project, RB,
     Callable 08/15/00 @ 102 (FHA)
     7.650%,  02/15/10                  1,275        1,443
   State GO, Ser D, Callable 11/01/05
     @ 101 (FGIC)
     5.125%,  11/01/12                  2,000        1,965
                                                  --------
     Total Massachusetts                             3,408
                                                  --------
MINNESOTA (4.4%)
   Minneapolis-St. Paul, Metropolitan
     Transit Council, Ser D
     4.250%,  02/01/98                  2,655        2,672
   State GO, Callable 08/01/02 @ 100
     5.500%,  08/01/03                  4,525        4,779
                                                  --------
     Total Minnesota                                 7,451
                                                  --------

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
MISSOURI (2.4%)
   St. Louis, Municipal Finance
     RB, Pre-Refunded 02/15/05
     @ 100 (FGIC)
     6.250%,  02/15/12                 $1,550     $  1,713
   State Environmental Improvements
     Energy Resource Authority,
     Pollution Control, RB
     5.750%,  12/01/02                  2,305        2,463
                                                  --------
     Total Missouri                                  4,176
                                                  --------
NEBRASKA (4.2%)
   Omaha, Public Power & Electric
     Authority, Ser A, RB, Pre-Refunded
     02/01/02 @ 101.50
     6.500%,  02/01/17                  2,000        2,217
   Omaha, Public Power & Electric
     Authority, Ser C, RB
     5.500%,  02/01/10                  4,785        4,976
                                                  --------
     Total Nebraska                                  7,193
                                                  --------
NEW JERSEY (0.6%)
   Jersey City, Ser A, GO (AMBAC)
     6.000%,  10/01/05                  1,000        1,095
                                                  --------
NEW YORK (6.7%)
   State Dorm Authority, State
     University Educational Facilities,
     RB (FGIC)
     5.875%,  05/15/11                  2,000        2,144
   State GO, Pre-Refunded 03/01/00
     @ 102 (AMBAC)
     7.100%,  03/01/20                  1,650        1,827
   State Local Assistance Corporation,
     Ser A, RB, Pre-Refunded
     04/01/01 @ 102
     7.000%,  04/01/16                  1,065        1,199
   State Urban Development
     Authority, RB, Callable
      01/01/03 @ 102 (AMBAC)
     5.625%,  01/01/07                  2,300        2,409
32

================================================================================
UNAUDITED

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
   Triborough, State Bridge &
     Tunnel Authority, Ser X, RB,
     Callable 01/01/02 @ 101.50
     6.250%,  01/01/04                 $3,550     $  3,864
                                                  --------
     Total New York                                 11,443
                                                  --------
NORTH CAROLINA (0.6%)
   Onslow County, GO, Callable:
     05/01/06 @ 102 (MBIA)
     5.300%,  05/01/15                  1,100        1,096
                                                  --------
OKLAHOMA (4.3%)
   Grand River Dam, RB (AMBAC)
     6.250%,  06/01/11                  5,540        6,218
   State Industrial Authority Health
     Systems, Integris Baptist Medical
     Center, RB, (AMBAC)
     6.000%,  08/15/10                  1,000        1,064
                                                  --------
     Total Oklahoma                                  7,282
                                                  --------
OREGON (5.2%)
   Linn & Benton Counties, State
     School District # 8J, GO (AMBAC)
     5.000%,  06/01/99                  1,735        1,774
     5.000%,  06/01/04                    660          679
     5.350%,  06/01/08                  1,000        1,032
   Marion & Polk, State School District
     # 24J, Pre-Refunded
     10/01/02 @ 100
     6.000%,  10/01/12                  4,930        5,332
                                                  --------
     Total Oregon                                    8,817
                                                  --------
PUERTO RICO (15.6%)
   Commonwealth Highway &
     Transportation Authority,
     Ser Z, RB (FSA)
     6.000%,  07/01/18                 10,500       11,495
   Electric Power Authority, RB (FSA)
     5.800%,  07/01/05                  5,000        5,436

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
   Public Building Authority,
     Education & Health Facilities,
     Ser L, RB, Pre-Refunded
     07/01/02 @ 101.50
     6.875%,  07/01/12                 $5,925     $  6,761
   University of Puerto Rico,
     Ser M, RB (MBIA)
     5.250%,  06/01/25                  3,000        2,948
                                                  --------
     Total Puerto Rico                              26,640
                                                  --------
TEXAS (4.9%)
   Fort Worth, Ser A, GO
     5.500%,  03/01/99                  7,120        7,351
   State RB, Ser A
     5.800%,  10/01/04                  1,000        1,082
                                                  --------
     Total Texas                                     8,433
                                                  --------
VIRGINIA (6.7%)
   Fairfax County, Public Improvement
     Authority, Ser A, GO
     5.500%,  06/01/98                  5,710        5,856
   State GO
     5.375%,  06/01/98                  4,375        4,481
   State Housing Development
     Authority, Commonwealth
     Project, Ser C, RB, Callable
     07/01/06 @ 102
     5.750%,  07/01/07                  1,000        1,019
                                                  --------
     Total Virginia                                 11,356
                                                  --------
Total Municipal Bonds
     (Cost $161,871)                               165,665
                                                  --------
CASH EQUIVALENTS (7.0%)
   AIM Management Institutional
     Tax-Free Portfolio                 4,896        4,896
   SEI Tax Exempt Trust Institutional
     Tax Free Portfolio                 6,971        6,971
                                                  --------
Total Cash Equivalents
     (Cost $11,867)                                 11,867
                                                  --------
Total Investments (104.0% of Net Assets)
     (Cost $173,738)                               177,532
                                                  --------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 66.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996

FLORIDA TAX-EXEMPT BOND FUND
----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
MUNICIPAL BONDS (97.2%)
FLORIDA (81.9%)
   Brevard County, School Board,
     Ser A, COP (AMBAC)
     5.400%,  07/01/12                 $1,500     $  1,513
   Brevard County, State Health
     Facilities Authority, Holmes
     Medical Center Project, RB,
     Callable 10/01/03 @ 102
     (MBIA)
     5.700%,  10/01/08                  3,000        3,125
   Brevard County, State Health
     Facilities Authority, Wuesthoff
     Memorial Hospital Project,
     RB (MBIA)
     6.250%,  04/01/06                    930        1,033
   Dade County, Aviation Revenue,
     Ser A, RB, Callable 10/01/05
     @ 102 (AMBAC)
     6.000%,  10/01/09                    500          541
   Dade County, School District,
     GO, Pre-Refunded  07/01/99
     @ 102
     7.200%,  07/01/02                  2,000        2,189
   Dade County, Seaport Revenue,
     RB (MBIA)
     6.200%,  10/01/08                    750          841
   Dade County, Water & Sewer
     System, RB (FGIC)
     6.250%,  10/01/09                    750          843
   Deerfield Beach, Water & Sewer
     Revenue, RB (FGIC)
     6.125%,  10/01/06                    250          278
   Department of Transportation,
     GO, Callable 07/01/06 @ 101
     5.375%,  07/01/26                  1,000          982
   Gainesville Utility Systems,
     Ser A, RB
     5.750%,  10/01/09                    500          535
   Gulf Breeze, Local Government
     Lien, Ser B, RB, Mandatory
     Tender 12/01/08 (FGIC)
     5.650%,  12/01/15                    460          477

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
   Gulf Breeze, Local Government
     Lien, Ser B, RB, Mandatory
     Tender 12/01/09 (FGIC)
     5.750%,  12/01/15                 $  410     $    428
   Hillsborough County, Capital
     Improvement Revenue, RB (FGIC)
     5.900%,  08/01/04                    300          327
   Hillsborough County, School
     Board Revenue, COP, Callable
     07/01/06 @ 100 (MBIA)
     5.875%,  07/01/08                  1,000        1,073
   Hillsborough County, Tampa
     Port Authority, RB, Callable
     06/01/05 @ 102 (FSA) (ETM) (F)
     5.600%,  06/01/07                    500          522
   Hillsborough County, University
     Community Hospital, RB (MBIA)
     6.500%,  08/15/19                    145          168
   Indian Trace Community, Water
     Management Split Benefit,
     Ser A-1, RB, Callable 05/01/05
     @ 102 (MBIA)
     5.500%,  05/01/07                    455          479
   Jacksonville Excise Taxes, Ser B,
     AMT (FGIC)
     4.900%,  10/01/02                    590          600
   Lakeland, Electric & Water
     Revenue, RB
     6.650%,  10/01/98                    100          105
   Lakeland, Electric & Water
     Revenue, RB (FGIC)
     6.500%,  10/01/05                  1,000        1,134
   Manatee County, Community
     Redevelopment Administration
     Center Project, RB, Callable
     04/01/00 @ 102.00 (MBIA)
     7.000%,  04/01/08                  1,000        1,093
   North Broward, Hospital District
     Revenue, RB (MBIA)
     5.950%,  01/01/01                  1,000        1,060
   Orange County, Health Facilities
     Authority, RB (MBIA)
     6.250%,  10/01/13                  1,000        1,111

================================================================================
UNAUDITED

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
   Orange County, Public Facilities
     Revenue, Ser A, RB, Callable
     10/01/04 @ 102 (AMBAC)
     5.650%,  10/01/07                 $  200     $    213
   Orlando, Community Water &
     Electric Revenue, RB (ETM)
     9.625%,  10/01/03                    450          584
   Orlando, Community Water &
     Electric Revenue, Ser D, RB
     6.750%,  10/01/17                    500          594
   Palm Beach, Health Facilities
     Revenue, JFK Medical Center
     Project, RB, Pre-Refunded
     12/01/03 @ 102 (FSA)
     5.750%,  12/01/14                    165          180
   Pinellas County, Morton
     Plant Health Systems
     Project, RB, Callable
     11/15/03 @ 102 (MBIA)
     5.500%,  11/15/08                  1,500        1,549
   Plant City, Utility System
     Revenue, RB, Callable
     10/01/04 @ 101 (MBIA)
     6.000%,  10/01/15                    400          432
   Reedy Creek, Utility Revenue,
     Ser 1991-1, RB, Pre-Refunded
     10/01/01 @ 101 (MBIA)
     6.250%,  10/01/11                    240          263
   South Broward, Hospital District,
     RB, Callable 05/01/03
     @ 102 (AMBAC)
     7.500%,  05/01/08                  1,250        1,464
   State Board of Education,
     GO, Callable 01/01/06
     @ 101 (FGIC)
     5.000%,  01/01/15                  1,000          957
   State Board of Education
     Capital Outlay, RB
     6.600%,  06/01/98                    125          130
   State Board of Education
     Capital Outlay, Callable
     06/01/05 @ 101
     5.500%,  06/01/21                  1,500        1,488

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
   State Board of Education
     Capital Outlay, Ser A, GO,
     Callable 06/01/06 @ 101
     5.000%,  06/01/18                 $1,500     $  1,422
   State Board of Education
     Capital Outlay, Ser B, GO,
     Callable 06/01/02 @ 101
     5.900%,  06/01/12                    450          466
   State Board of Education
     Capital Outlay, Ser B, RB,
     Callable 06/01/02 @ 101
     6.000%,  06/01/15                    170          175
   State Board of Education, Ser C,
     GO, Pre-Refunded 06/01/97
     @ 102 (ETM)
     7.100%,  06/01/07                    190          198
   State Board of Education, Ser E,
     GO, Callable 06/01/05 @ 101
     5.000%,  06/01/20                  2,000        1,884
   State Board of Finance
     Department, General Services
     Revenue, Environmental
     Preservation 2000, Ser A,
     RB (AMBAC)
     5.300%,  07/01/04                    460          483
   State Department of Natural
     Resources, Preservation 2000
     Project, Ser A, RB, Callable
     07/01/01 @ 102 (AMBAC)
     6.750%,  07/01/06                     80           89
   State Keys, Aqueduct Authority
     Revenue, RB, Pre-Refunded
     09/01/01 @ 101 (AMBAC)
     6.750%,  09/01/21                    170          190
   State Pollution Control, Ser N,
     GO, Callable 07/01/96 @ 102
     8.000%,  07/01/97                    420          428
   State Transportation Authority,
     GO, Pre-Refunded
     07/01/00 @ 102
     7.375%,  07/01/11                    100          112
   State Utility, Tax Revenue,
     RB (AMBAC) (A)
     0.000%,  04/01/20                  3,460          949

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996

FLORIDA TAX-EXEMPT BOND FUND--CONCLUDED
----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
FLORIDA--CONTINUED
   Tampa, RB, Callable 10/1/01
     @ 102 (AMBAC)
     7.050%,  10/01/07                 $1,000      $ 1,123
                                                   -------
     Total Florida                                  35,830
                                                   -------
PUERTO RICO (15.3%)
   Commonwealth, GO,
     Pre-Refunded 07/01/98 @ 102
     8.000%,  07/01/06                    500          542
   Commonwealth, Highway &
     Transportation Authority,
     Ser Y, RB (FSA)
     5.000%,  07/01/16                    750          726
   Commonwealth, Highway &
     Transportation Authority,
     Ser Z, RB (MBIA)
     6.250%,  07/01/14                  2,000        2,245
   Electric Power Authority,
     RB (FSA)
     5.800%,  07/01/05                  1,500        1,631
   Electric Power Authority
     Revenue, Ser S, RB
     5.500%,  07/01/00                    200          207
   Public Buildings Authority
     Revenue, Guaranteed
     Government Facilities, Ser A,
     RB (AMBAC)
     6.250%,  07/01/14                    750          842
   Public Buildings Authority
     Revenue, Public Education &
     Health Facilities, RB
     5.300%,  07/01/03                    475          490
                                                   -------
     Total Puerto Rico                               6,683
                                                   -------
Total Municipal Bonds
     (Cost $41,145)                                 42,513
                                                   -------
CASH EQUIVALENTS (1.5%)
   AIM Management Institutional
     Tax-Free Portfolio                   407          407

----------------------------------------------------------

                                                VALUE (000)
----------------------------------------------------------
   SEI Tax-Exempt Trust Institutional
     Tax-Free Portfolio                   252      $   252
                                                   -------
Total Cash Equivalents
     (Cost $659)                                       659
                                                   -------
Total Investments (98.7%)
     (Cost $41,804)                                 43,172
                                                   -------
OTHER ASSETS AND LIABILITIES, NET (1.3%)               560
                                                   -------
NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited authorization -- no
     par value) based on 3,584,385
     outstanding shares of beneficial interest      36,349
   Fund shares of the Investor Shares
     (unlimited authorization -- no
     par value) based on 332,700
     outstanding shares of beneficial interest       3,289
   Fund shares of the Flex Shares
     (unlimited authorization -- no
     par value) based on 255,786
     outstanding shares of beneficial interest       2,626
   Accumulated net realized gain
     on investments                                    100
   Net unrealized appreciation
     on investments                                  1,368
                                                   -------
Total Net Assets (100.0%)                          $43,732
                                                   =======
Net Asset Value, Offering and Redemption
     Price Per Share-- Trust Shares                $ 10.48
                                                   =======
Net Asset Value and Redemption
     Price Per Share-- Investor Shares             $ 10.48
                                                   =======
 Maximum Offering Price Per Share --
     Investor Shares ($10.48 (DIVIDE) 96.25%)      $ 10.89
                                                   =======
 Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares(1)             $ 10.50
                                                   =======

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 66.

================================================================================
                                                                       UNAUDITED

TENNESSEE TAX-EXEMPT BOND FUND
----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
MUNICIPAL BONDS (95.4%)
PUERTO RICO (23.2%)
   Commonwealth, GO, Callable
     07/01/05 @ 100 (MBIA)
     5.500%,  07/01/13                   $175      $   178
   Commonwealth, GO, Pre-
     Refunded 07/01/98 @ 102
     8.000%,  07/01/06                    500          542
   Commonwealth, Highway &
     Transportation Authority,
     Ser Z, RB (MBIA)
     6.250%,  07/01/15                    500          560
                                                   -------
     Total Puerto Rico                               1,280
                                                   -------
TENNESSEE (72.2%)
   Chattanooga, GO, Callable
     08/01/02 @ 102
     5.900%,  08/01/05                     50           54
   Chattanooga, Health Facilities
     Board, Memorial Hospital
     Project, Ser A, RB (MBIA)
     6.300%,  09/01/05                     20           22
   Chattanooga-Hamilton County,
     Erlanger Medical Center
     Project, RB (FSA)
     5.600%,  10/01/08                     50           52
   Hamilton County, GO, Callable
     07/01/04 @ 102
     5.500%,  07/01/08                    100          104
   Harpeth Valley, Utility District
     Revenue, RB, Callable
     09/01/03 @ 102
     5.625%,  09/01/07                    100          105
   Jackson, Water & Sewer Utilities
     Revenue, RB, Callable
     07/01/06 @ 100 (AMBAC)
     5.250%,  07/01/11                    200          199
   Johnson City, Water & Sewer
     Regulation System, GO,
     Callable 05/01/06 @ 100 (AMBAC)
     5.800%,  05/01/09                    100          105
   Kingsport, GO
     5.500%,  09/01/02                     50           53

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
   Knox County, First Utility
     District Sewer Revenue, RB (ETM)
     7.250%,  12/01/05                   $ 55      $    65
   Knox County, Health Facilities
     Board, Mercy Health Systems,
     Ser B, RB, Callable 09/01/05
     @ 100 (AMBAC)
     5.875%,  09/01/15                     50           51
   Knoxville, Natural Gas Revenue,
     Ser E, RB, Callable 03/01/03 @ 100
     5.900%,  03/01/10                    100          103
   Madison County, Ser A, GO,
     Callable 08/01/01 @ 102
     6.000%,  08/01/05                     40           43
   Madison County, Water Revenue,
     RB, Callable 02/01/08
     @ 100 (MBIA)
     5.500%,  02/01/09                    250          257
   Memphis-Shelby County, Airport
     Authority, RB, Callable 09/01/05
     @ 100 (MBIA)
     5.550%,  09/01/08                     50           52
   Memphis-Shelby County,
     Airport Authority, Ser B,
     RB (MBIA) (F)
     6.500%,  02/15/09                     85           95
   Metro Government, Nashville
     & Davidson County, Convention
     Center Project, GO (ETM)
     6.250%,  03/01/10                    200          221
   Metro Government, Nashville &
     Davidson County, Correctional
     Facility Improvements, RB,
     Callable 09/01/01 @ 102
     7.000%,  09/01/11                    100          110
   Metro Government, Nashville &
     Davidson County, Electric
     Revenue, RB (ETM)
     6.000%,  07/01/04                    100          109
   Metro Government, Nashville &
     Davidson County, Electric System
     Revenue, RB
     5.625%,  05/15/14                    200          206

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996

TENNESSEE TAX-EXEMPT BOND FUND--CONCLUDED
----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
TENNESSEE--CONTINUED
   Metro Government, Nashville &
     Davidson County, Vanderbilt
     University Hospital, RB,
     Callable 07/01/06 @ 100 (ETM)
     6.100%,  07/01/10                   $100      $   107
   Metro Government, Nashville &
     Davidson County, Vanderbilt
     University, Ser A, RB
     5.500%,  01/01/06                    125          132
   Metro Government, Nashville &
     Davidson County, Water &
     Sewer Revenue, RB (ETM)
     6.500%,  12/01/14                    225          255
   Metro Government, Nashville &
     Davidson County, Water &
     Sewer, RB, Callable 01/01/04
     @ 100 (AMBAC)
     5.900%,  01/01/07                    100          106
   Nashville & Davidson County,
     State Sports Authority Stadium
     Project, RB, Callable 07/01/06
     @ 101 (AMBAC)
     5.750%,  07/01/15                    100          103
   Shelby County, School Boards,
     GO, Callable 03/01/02 @ 101
     5.800%,  03/01/10                    300          312
   Shelby County, Ser A, GO
     5.500%,  03/01/10                    300          311
   State GO, Ser A, Callable
     03/01/07 @ 100
     5.500%,  03/01/09                     50           52
   State GO, Ser C
     5.000%,  03/01/04                    100          103
   State Housing Development
     Agency, Ser A, RB (AMBAC)
     6.550%,  01/01/08                     50           52
   State Local Development
     Authority, State Loan Program,
     Ser A, RB, Callable 03/01/04 @ 100
     7.000%,  03/01/12                     50           55
----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
   State Metropolitan Nashville
     Airport, Ser B, RB, Pre-
     Refunded 07/01/01 @ 102 (FGIC)
     7.750%,  07/01/06                   $100      $   115
   State School Board Authority,
     Higher Education Facilities,
     Ser A, RB, Callable 05/01/02
     @ 101.50
     5.800%,  05/01/04                    150          160
   Sullivan County, Health Facilities
     Board, Holston Valley Health,
     RB, Callable 02/15/05 @ 100 (MBIA)
     5.750%,  02/15/13                     50           51
   Williamson County, Rural School,
     GO, Callable 09/01/06 @ 100
     5.400%,  09/01/07                     50           52
                                                   -------
     Total Tennessee                                 3,972
                                                   -------
Total Municipal Bonds
     (Cost $5,082)                                   5,252
                                                   -------

CASH EQUIVALENTS (4.2%)
   Aim Management Institutional
     Tax Free Portfolio                    43           43
   SEI Tax-Exempt Trust Institutional
     Tax-Free Portfolio                   185          185
                                                   -------
Total Cash Equivalents
     (Cost $228)                                       228
                                                   -------
Total Investments (99.6%)
     (Cost $5,310)                                   5,480
                                                   -------
OTHER ASSETS AND LIABILITIES, NET (0.4%)                24
                                                   -------
38

================================================================================
                                                                       UNAUDITED

----------------------------------------------------------

                                                VALUE (000)
----------------------------------------------------------

NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited authorization -- no
     par value) based on 170,635
     outstanding shares of beneficial interest     $ 1,590
   Fund shares of the Investor Shares
     (unlimited authorization -- no
     par value) based on 161,415
     outstanding shares of beneficial interest       1,526
   Fund shares of the Flex Shares
     (unlimited authorization -- no
     par value) based on 233,265
     outstanding shares of beneficial interest       2,232
   Accumulated net realized loss
     on investments                                    (14)
   Net unrealized appreciation
     on investments                                    170
                                                   -------
Total Net Assets (100.0%)                          $ 5,504
                                                   =======
 Net Asset Value, Offering and
     Redemption Price Per
     Share -- Trust Shares                         $  9.73
                                                   =======
 Net Asset Value and Redemption
     Price Per Share -- Investor Shares            $  9.75
                                                   =======
 Maximum Offering Price Per
     Share -- Investor Shares
     ($9.75 (DIVIDE) 96.25%)                       $ 10.13
                                                   =======
 Net Asset Value, Offering and
     Redemption Price Per
     Shar -- Flex Shares(1)                        $  9.73
                                                   =======

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 66.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996

GEORGIA TAX-EXEMPT BOND FUND
----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
MUNICIPAL BONDS (96.7%)
GEORGIA (96.7%)
   Albany-Dougherty County, State
     Hospital Authority, Ser B,
     Anticipation Cerificate,
     Pre-Refunded 09/01/00
     @ 102 (AMBAC) (G)
     7.500%,  09/01/20                 $  255     $    288
   Athens, Water & Sewer Revenue,
     RB (ETM) (G)
     5.700%,  07/01/00                    165          173
   Atlanta, State Airport Facility,
     RB  (AMBAC)
     6.000%,  01/01/04                    500          542
   Augusta, Water & Sewer, RB,
     Callable 05/01/02 @ 102
     6.200%,  05/01/03                    130          142
   Bibb County, GO
     7.000%,  01/01/04                    985        1,124
   Cherokee County, School District,
     GO, Callable 06/01/02 @ 102
     6.375%,  06/01/07                    605          658
   Clayton County, Water & Sewer
     Authority, RB (AMBAC)
     5.350%,  05/01/09                  1,500        1,526
   Cobb County, GO
     5.000%,  02/01/03                  1,025        1,057
   Cobb County & Marietta, Coliseum
     & Exhibit Hall Authority,
     RB (MBIA)
     5.500%,  10/01/12                    940          967
   Cobb County & Marietta, Water
     Authority, RB
     5.100%,  11/01/04                  1,000        1,036
   Cobb County, Water & Sewer
     Authority, Callable 07/01/04 @ 102
     5.125%,  07/01/05                    345          358
   Columbus, Water & Sewer
     Authority, RB (FGIC)
     6.300%,  05/01/07                    300          327

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
   Dalton-Whitfield County, Hospital
     Authority, RB, Pre-Refunded
     07/01/00 @ 102 (G)
     7.000%,  07/01/03                 $  355     $    394
   DeKalb County, RB, Pre-Refunded
     01/01/02 @ 102 (G)
     6.350%,  01/01/05                    510          563
   DeKalb County, Development
     Authority, Emory University
     Project, RB (G)
     5.375%,  11/01/05                  1,650        1,740
   DeKalb County, Development
     Authority, Emory University
     Project, Ser A, RB
     5.200%,  11/01/08                    500          511
   DeKalb County, School District,
     Ser A, GO
     6.250%,  07/01/11                  1,250        1,402
   DeKalb County, Water & Sewer
     Authority, RB, Callable
     10/01/03 @ 102
     5.125%,  10/01/14                  1,455        1,411
   Douglas County, School District,
     GO (MBIA)
     5.650%,  01/01/09                    805          837
   East Point Building Authority,
     RB (AMBAC)
     4.800%,  02/01/07                    535          529
   Fayette County, School District, GO
     6.250%,  03/01/07                    450          501
   Fayette County, Water Authority,
     RB (MBIA) (ETM)
     8.550%,  10/01/01                    300          355
   Forsyth County, GO
     6.500%,  07/01/06                  1,000        1,131
   Fulton County, Hospital Authority,
     Northside Hospital Project, Ser B,
     RB, Pre-Refunded 10/01/02 @ 102
     (MBIA) (G)
     6.600%,  10/01/11                  1,250        1,407
     6.625%,  10/01/16                    575          648

================================================================================
                                                                       UNAUDITED

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
   Gwinnett County, Recreation
     Authority, RB
     5.875%,  02/01/07                 $1,390     $  1,505
   Gwinnett County, School
     District, GO
     6.400%,  02/01/06                    500          563
   Gwinnett County, School
     District, Ser B, GO
     6.400%,  02/01/07                  1,000        1,130
   Hall County, GO
     6.300%,  12/01/05                    675          752
   Hartwell, Combined Utility
     Revenue, RB, Callable
     01/01/06 @ 102 (FSA)
     5.500%,  01/01/16                  1,000        1,005
   Henry County, GO
     6.300%,  08/01/08                    300          336
   Henry County, School District,
     School Improvements, RB
     6.450%,  08/01/11                    500          565
   Henry County, School District,
     Ser A, GO
     6.150%,  08/01/06                    150          166
   Henry County, School District,
     Ser B, GO (MBIA)
     5.500%,  08/01/01                    350          368
   Housing Authority, Single Family
     Mortgage, Ser B, Sub-ser B-1, RB
     5.550%,  12/01/07                    550          566
   Medical Center Hospital Authority,
     Columbus Regional Healthcare
     System, RB (MBIA)
     6.000%,  08/01/06                  1,000        1,084
   Meriwether County, School
     District, GO (FSA)
     7.000%,  02/01/06                    740          861
     5.500%,  02/01/16                  1,000        1,005
   Paulding County, School
     District, Ser A, GO
     6.625%,  02/01/07                  1,000        1,139
     6.625%,  02/01/08                    500          570

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
   Private Colleges & Universities
     Facilities Authority, Emory
     University Project, Ser C, RB,
     Callable 10/01/02 @ 102
     5.900%,  10/01/04                 $  305     $    330
   Private Colleges & Universities
     Facilities Authority, Spelman
     College Project, RB (FGIC)
     6.000%,  06/01/09                    475          508
   Rockdale County, School District,
     RB, Pre-Refunded 01/01/99
     @ 102 (G)
     6.400%,  01/01/05                    150          160
   Savannah, Water & Sewer Revenue,
     RB (ETM) (G)
     6.450%,  12/01/04                  1,000        1,124
   State GO, Ser B, Pre-Refunded
     07/01/99 @ 102 (G)
     6.800%,  07/01/06                    460          499
   State GO, Ser C
     6.500%,  04/01/08                  1,000        1,145
   State Housing & Financial
     Authority, Single Family
     Mortgage, Ser B, Sub-ser B-1,
     RB (FHA)
     5.550%,  12/01/10                    325          329
     5.600%,  12/01/11                    450          456
   State Municipal Electric Authority,
     RB (ETM) (G)
     8.000%,  01/01/15                    465          595
   Vidalia, Water & Sewer Revenue,
     RB (ETM) (G)
     6.000%,  07/01/07                    605          658
                                                  --------
     Total Georgia                                  37,046
                                                  --------
Total Municipal Bonds
     (Cost $36,370)                                 37,046
                                                  --------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996

GEORGIA TAX-EXEMPT BOND FUND--CONCLUDED
----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
CASH EQUIVALENTS (2.1%)
   AIM Management Institutional
     Tax-Free Portfolio                $  426     $    426
   SEI Tax-Exempt Trust Institutional
     Tax-Free Portfolio                   396          396
                                                  --------
Total Cash Equivalents
     (Cost $822)                                       822
                                                  --------
Total Investments (98.8%)
     (Cost $37,192)                                 37,868
                                                  --------
OTHER ASSETS AND LIABILITIES, NET (1.2%)               445
                                                  --------
NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited authorization -- no
     par value) based on 3,024,164
     outstanding shares of beneficial interest      29,201
   Fund shares of the Investor Shares
     (unlimited authorization -- no
     par value) based on 345,906
     outstanding shares of beneficial interest       3,371
   Fund shares of the Flex Shares
     (unlimited authorization -- no
     par value) based on 504,263
     outstanding shares of beneficial interest       4,899
   Accumulated net realized gain
     on investments                                    166
   Net unrealized appreciation
     on investments                                    676
                                                  --------
Total Net Assets (100.0%)                         $ 38,313
                                                  ========

----------------------------------------------------------


----------------------------------------------------------
Net Asset Value, Offering and
     Redemption Price Per
     Share -- Trust Shares                        $   9.89
                                                  ========
Net Asset Value and Redemption
     Price Per Share -- Investor Shares           $   9.90
                                                  ========
Maximum Offering Price Per
     Share -- Investor Shares
     ($9.90 (DIVIDE) 96.25%)                      $  10.29
                                                  ========
 Net Asset Value, Offering and
     Redemption Price Per
     Share -- Flex Shares(1)                      $   9.89
                                                  ========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 66.

================================================================================
UNAUDITED

INVESTMENT GRADE BOND FUND
----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
U.S. TREASURY OBLIGATIONS (30.9%)
   U.S. Treasury Bonds
     7.500%,  11/15/16                $52,000     $ 58,106
     8.125%,  08/15/19                 57,250       68,321
   U.S. Treasury Notes
     7.875%,  11/15/04                 45,000       50,213
     7.625%,  02/15/25                 22,200       25,520
                                                  --------
Total U.S. Treasury Obligations
     (Cost $190,983)                               202,160
                                                  --------
CORPORATE OBLIGATIONS (44.0%)
   Aristar
     6.750%,  05/15/99                 23,000       23,374
   AT&T Capital
     5.500%,  02/09/98                 14,000       13,953
   Capital One Bank
     6.660%,  08/17/98                 10,500       10,575
   Fleet Financial Group
     6.000%,  10/26/98                 10,000       10,025
   General Electric Capital (C)
     6.660%,  05/01/18                 21,000       21,289
   Hertz
     8.300%,  02/02/98                 14,000       14,403
   Household Finance, MTN
     7.150%,  06/15/00                 11,000       11,316
   Lockheed Martin
     6.550%,  05/15/99                 16,000       16,200
   May Department Stores
     6.875%,  11/01/05                 11,500       11,716
   Merrill Lynch, Ser B, MTN
     6.375%,  10/17/00                 20,000       20,100
   Philip Morris
     7.250%,  09/15/01                 30,000       30,938
   Salomon
     6.700%,  12/01/98                 20,000       20,181
     6.750%,  02/15/03                 23,000       22,885
   Salomon, MTN
     7.590%,  01/28/00                  7,150        7,382
   Smith Barney
     6.625%,  11/15/03                 28,000       27,964

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
CORPORATE OBLIGATIONS--CONTINUED
   Sunamerica
     6.200%,  10/31/99                $25,000     $ 25,094
                                                  --------
Total Corporate Obligations
     (Cost $283,304)                               287,395
                                                  --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (19.7%)
   FHLMC
     8.000%,  06/01/02                  9,203        9,493
     7.500%,  09/01/03                 20,899       21,344
   FNMA
     7.500%,  12/01/03                 46,000       46,920
     8.500%,  04/01/17                 16,346       17,210
   GNMA
     9.000%,  11/15/17                 31,293       33,937
                                                  --------
Total U.S. Government Agency Obligations
     (Cost $127,574)                               128,904
                                                  --------
REPURCHASE AGREEMENTS (5.0%)
   Deutsche Bank
     5.65%, dated 11/29/96,
     matures 12/02/96,
     repurchase price $10,013,751
     (collateralized by U.S. Treasury
     Bond, par value $8,419,000,
     8.125%, 08/15/21: market
     value $10,210,425)                10,009       10,009
   Salomon Brothers
     5.65%, dated 11/29/96,
     matures 12/02/96,
     repurchase price $22,687,602
     (collateralized by U.S.
     Government STRIPS, par
     value $46,938,000, 6.48%,
     02/15/08: market value
     $23,205,208)                      22,677       22,677
                                                  --------
Total Repurchase Agreements
     (Cost $32,686)                                 32,686
                                                  --------
Total Investments (99.6%)
     (Cost $634,547)                               651,145
                                                  --------
OTHER ASSETS AND LIABILITIES, NET (0.4%)             2,726
                                                  --------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996

INVESTMENT GRADE BOND FUND--CONCLUDED
----------------------------------------------------------

                                                VALUE (000)
----------------------------------------------------------
NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited authorization -- no
     par value) based on 58,643,786
     outstanding shares of beneficial interest    $606,749
   Fund shares of the Investor Shares
     (unlimited authorization -- no
     par value) based on 3,573,723
     outstanding shares of beneficial interest      37,437
   Fund shares of the Flex Shares
     (unlimited authorization -- no
     par value) based on 546,717
     outstanding shares of beneficial interest       5,655
   Overdistributed net
     investment income                                 (25)
   Accumulated net realized loss
     on investments                                (12,543)
   Net unrealized appreciation
     on investments                                 16,598
                                                  --------
Total Net Assets (100.0%)                         $653,871
                                                  ========
Net Asset Value, Offering and
     Redemption Price Per
     Share -- Trust Shares                        $  10.42
                                                  ========
Net Asset Value and Redemption
     Price Per Share -- Investor Shares           $  10.42
                                                  ========
Maximum Offering Price Per
     Share -- Investor Shares
     ($10.42 (DIVIDE) 96.25%)                     $  10.83
                                                  ========
Net Asset Value, Offering and
     Redemption Price Per
     Share -- Flex Shares(1)                      $  10.43
                                                  ========
(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 66.

SCHEDULE OF INVESTMENTS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996                                  UNAUDITED

SHORT-TERM BOND FUND
----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
U.S. TREASURY OBLIGATIONS (42.1%)
   U.S. Treasury Notes
     7.250%,  02/15/98                $ 5,500      $ 5,610
     6.125%,  05/15/98                  2,000        2,017
     4.750%,  09/30/98                  4,500        4,438
     4.750%,  10/31/98                  9,000        8,866
     5.500%,  02/28/99                 13,750       13,711
     6.500%,  05/31/01                  1,000        1,026
     7.500%,  11/15/01                  4,750        5,084
                                                   -------
Total U.S. Treasury Obligations
     (Cost $40,556)                                 40,752
                                                   -------

CORPORATE OBLIGATIONS (31.7%)
   American General Finance
     8.250%,  01/15/98                  2,500        2,566
   Appalachian Power
     6.375%,  03/01/01                  1,500        1,502
   Associates of North America, MTN
     5.980%,  12/19/00                  1,250        1,239
   Associates of North America
     5.790%,  01/19/01                    750          738
   Bankers Trust New York
     6.625%,  07/30/99                  2,250        2,273
   Chrysler Financial
     6.440%,  06/23/99                  1,000        1,010
   Dayton Hudson
     6.800%,  10/01/01                  2,250        2,287
   Federal Express
     6.250%,  04/15/98                    750          754
   First Chicago NBD
     6.500%,  11/01/01                  2,250        2,264
   Ford Motor Credit
     6.250%,  11/08/00                  1,500        1,500
   General Electric Capital, Callable
     & Putable 4/14/98 @ 100 (C)(D)
     6.650%,  04/14/08                  2,000        2,018
   General Motors Acceptance
     6.875%,  06/07/00                  1,750        1,785
   International Lease Finance, MTN
     6.050%,  02/01/00                  2,250        2,244

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
   NYNEX Credit, MTN
     6.900%,  06/15/99                 $2,000      $ 2,040
   Philip Morris (D)
     9.000%,  05/15/98                  1,500        1,564
   RJR Nabisco
     8.300%,  04/15/99                  1,000        1,046
   Sears Roebuck Acceptance, MTN
     6.300%,  10/18/00                  1,250        1,256
     6.150%,  11/15/05                    750          749
   Tenneco Credit
     10.000%,  08/01/98                 1,750        1,864
                                                   -------
Total Corporate Obligations
     (Cost $30,528)                                 30,698
                                                   -------

U.S. AGENCY MORTGAGE-BACKED
   OBLIGATIONS (11.2%)
   FHLB
     6.645%,  10/29/01                  2,250        2,250
   FHLMC
     6.500%,  04/01/98                  1,020        1,025
     8.000%,  01/01/00                  1,022        1,045
   FNMA
     8.500%,  11/01/01                  2,104        2,157
     6.300%,  12/03/01                  2,250        2,250
   FNMA, MTN
     5.760%,  02/26/01                  2,100        2,063
                                                   -------
Total U.S. Agency Mortgage-Backed
     Obligations
     (Cost $10,755)                                 10,790
                                                   -------

U.S. GOVERNMENT AGENCY OBLIGATION (2.3%)
   SLMA Global Bond,
     Callable 12/02/97 @ 100
     6.161%,  12/02/99                  2,250        2,248
                                                   -------
Total U.S. Government
     Agency Obligation
     (Cost $2,250)                                   2,248
                                                   -------

SCHEDULE OF INVESTMENTS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996

SHORT-TERM BOND FUND--CONCLUDED
----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
ASSET-BACKED SECURITIES (10.7%)
   Chase Manhattan Auto Grantor
     Trust, Ser 1996-B, Cl A
     6.610%,  09/15/02                 $4,700      $ 4,769
   Fingerhut Master Trust,
     Ser 1996-1, Cl A
     6.450%,  02/20/02                  4,000        4,045
   Union Pacific Equipment Trust
     7.060%,  05/15/03                  1,500        1,554
                                                   -------
Total Asset-Backed Securities
     (Cost $10,218)                                 10,368
                                                   -------

CASH EQUIVALENT (1.3%)
   SEI Daily Income Trust Prime
     Obligation Portfolio               1,277        1,277
                                                   -------
Total Cash Equivalent
     (Cost $1,277)                                   1,277
                                                   -------
Total Investments (99.3%)
     (Cost $95,584)                                 96,133
                                                   -------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 66.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996                                  UNAUDITED

SHORT-TERM U.S. TREASURY SECURITIES FUND
----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
U.S. TREASURY OBLIGATIONS (96.6%)
   U.S. Treasury Notes
     6.000%, 08/31/97                  $1,650      $ 1,657
     5.375%, 11/30/97                   3,000        2,998
     7.250%, 02/15/98                   1,900        1,938
     6.125%, 05/15/98                   2,250        2,269
     5.125%, 06/30/98                   2,250        2,237
     5.875%, 08/15/98                   2,400        2,412
     5.500%, 11/15/98                   1,600        1,597
     5.000%, 01/31/99                   1,900        1,876
     6.875%, 07/31/99                   4,250        4,372
     6.000%, 08/15/99                   2,500        2,520
                                                   -------
Total U.S. Treasury Obligations
     (Cost $23,719)                                 23,876
                                                   -------

CASH EQUIVALENT (2.1%)
   SEI Daily Income Trust
     Treasury II Portfolio                527          527
                                                   -------
Total Cash Equivalent
     (Cost $527)                                       527
                                                   -------
Total Investments (98.7%)
     (Cost $24,246)                                 24,403
                                                   -------
OTHER ASSETS AND LIABILITIES, NET (1.3%)               308
                                                   -------

----------------------------------------------------------

                                                VALUE (000)
----------------------------------------------------------

NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited authorization -- no
     par value) based on 1,823,956
     outstanding shares of beneficial interest     $18,290
   Fund shares of the Investor Shares
     (unlimited authorization -- no
     par value) based on 414,402
     outstanding shares of beneficial interest       4,192
   Fund shares of the Flex Shares
     (unlimited authorization -- no
     par value) based on 242,561
     outstanding shares of beneficial interest       2,408
   Accumulated net realized loss
     on investments                                   (336)
   Net unrealized appreciation
     on investments                                    157
                                                   -------
Total Net Assets (100.0%)                          $24,711
                                                   =======
 Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares               $  9.96
                                                   =======
 Net Asset Value and Redemption Price
     Per Share -- Investor Shares                  $  9.96
                                                   =======
 Maximum Offering Price Per
     Share -- Investor Shares
       ($9.96 (DIVIDE) 99.00%)                     $ 10.06
                                                   =======
 Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares(1)             $  9.94
                                                   =======

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 66.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
U.S. TREASURY OBLIGATIONS (36.3%)
   U.S. Treasury Notes
     8.125%,  02/15/98                $ 4,400     $  4,534
     8.875%,  11/15/98                  1,600        1,696
     8.875%,  02/15/99                  4,300        4,584
     7.000%,  04/15/99                  3,000        3,088
     9.125%,  05/15/99                  9,200        9,918
     7.125%,  09/30/99                  6,000        6,220
     7.500%,  10/31/99                  4,300        4,501
     7.125%,  02/29/00                  3,960        4,120
                                                  --------
Total U.S. Treasury Obligations
     (Cost $38,410)                                 38,661
                                                  --------

U.S. GOVERNMENT AGENCY OBLIGATIONS (61.1%)
   FHLMC
     6.830%,  09/29/97                  3,000        3,030
     6.000%,  07/01/00                  4,852        4,778
     8.000%,  06/01/02                  1,315        1,356
     7.000%,  10/01/02                  4,615        4,678
     8.000%,  12/01/02                  3,465        3,557
   FHLMC REMIC, Ser 1637-E
     5.750%,  02/15/19                  2,700        2,672
   FNMA
     7.500%,  07/01/03                  9,394        9,582
     7.500%,  08/01/03                 14,791       15,086
     8.500%,  04/01/17                  1,226        1,291
   FNMA REMIC, Ser G96-1PC
     7.000%,  08/17/12                  4,921        5,021
   FNMA REMIC, Ser 1992-134G
     6.000%,  11/25/18                  5,586        5,526
   FNMA REMIC, Ser 93-95PC
     5.500%,  12/25/05                  7,000        6,961
   GNMA
     9.000%,  11/15/17                  1,526        1,655
                                                  --------
Total U.S. Government Agency Obligations
     (Cost $64,487)                                 65,193
                                                  --------

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
REPURCHASE AGREEMENT (2.3%)
   J.P. Morgan
     5.57%, dated 11/29/96,
     matures 12/02/96, repurchase
     price $2,427,140 (collateralized by
     FHLMC obligation, par value
      $1,918,000, 7.000%, 07/15/22;
     FNMA obligation, par value
     $43,000, 6.500%,  08/25/23:
     total market value $2,475,129)     $2,426    $  2,426
                                                  --------
Total Repurchase Agreement
     (Cost $2,426)                                   2,426
                                                  --------
Total Investments (99.7%)
     (Cost $105,323)                               106,280
                                                  --------
OTHER ASSETS AND LIABILITIES, NET (0.3%)               319
                                                  --------

NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited authorization -- no
     par value) based on 10,088,143
     outstanding shares of beneficial interest     101,116
   Fund shares of the Investor Shares
     (unlimited authorization -- no
     par value) based on 268,732
     outstanding shares of beneficial interest       2,703
   Fund shares of the Flex Shares
     (unlimited authorization -- no
     par value) based on 165,288
     outstanding shares of beneficial interest       1,671
   Overdistributed net investment income                (4)
   Accumulated net realized gain
     on investments                                    156
   Net unrealized appreciation
     on investments                                    957
                                                  --------
Total Net Assets (100.0%)                         $106,599
                                                  ========

================================================================================
                                                                       UNAUDITED

----------------------------------------------------------


----------------------------------------------------------
Net Asset Value, Offering and Redemption
     Price Per Share-- Trust Shares               $  10.13
                                                  ========
Net Asset Value and Redemption Price
     Per Share-- Investor Shares                  $  10.12
                                                  ========
Maximum Offering Price Per Share -- Investor
     Shares ($10.12 (DIVIDE) 97.50%)              $  10.38
                                                  ========
Net Asset Value, Offering and Redemption
     Price Per Share-- Flex Shares(1)             $  10.13
                                                  ========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 66.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996

U.S. GOVERNMENT SECURITIES FUND
----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
U.S. TREASURY OBLIGATIONS (39.4%)
   U.S. Treasury Bonds
     7.250%,  05/15/16                 $1,000      $ 1,090
     6.875%,  08/15/25                  1,000        1,056
     6.750%,  08/15/26                    550          574
   U.S. Treasury Notes
     8.500%,  04/15/97                    100          101
     7.125%,  10/15/98                    500          514
     7.750%,  11/30/99                    200          211
     8.500%,  11/15/00                  1,000        1,094
     7.750%,  02/15/01                    100          107
     8.000%,  05/15/01                    200          217
     7.500%,  11/15/01                    600          642
     7.500%,  05/15/02                    750          807
     7.875%,  11/15/04                    275          307
     7.500%,  02/15/05                    500          547
     6.500%,  10/15/06                    750          774
     7.625%,  02/15/25                    400          460
                                                   -------
Total U.S. Treasury Obligations
     (Cost $8,294)                                   8,501
                                                   -------
U.S. AGENCY MORTGAGE-BACKED
   OBLIGATIONS (57.9%)
   FHLMC
     7.000%,  01/01/09                    140          142
     7.000%,  04/01/09                    658          665
     7.000%,  08/01/10                    950          959
   FNMA
     7.500%,  06/01/11                    981        1,002
     7.000%,  09/17/11                  1,475        1,487
     7.000%,  10/25/16                    988          981
   FNMA REMIC, Ser 1990-143, Cl J
     8.750%,  12/25/20                    140          147
   FNMA REMIC, Ser 1996-9, Cl H
     6.500%,  11/25/13                  1,237        1,213
   FNMA REMIC, Ser G93-40, Cl VC
     6.500%,  08/25/10                    261          257
----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
   GNMA
     7.500%,  10/20/09                 $   74      $    76
     8.250%,  01/15/12                    106          111
     7.000%,  11/15/22                    409          407
     8.000%,  02/15/23                     39           41
     8.500%,  03/15/23                     82           86
     7.500%,  04/15/23                    145          147
     7.500%,  09/15/23                    886          899
     7.000%,  01/15/24                    173          172
     7.500%,  04/15/24                    910          923
     7.000%,  06/15/24                    925          920
     8.000%,  08/15/24                    120          124
     8.000%,  09/15/24                     28           29
     8.000%,  10/15/24                     35           36
     8.000%,  11/15/24                     41           42
     8.500%,  12/15/24                     76           79
     8.500%,  02/15/25                     41           43
     7.000%,  12/15/25                    493          490
     7.000%,  03/15/26
   GNMA REMIC, Ser 1995-6A, Cl E
     7.500%,  05/20/23                  1,000        1,002
                                                   -------
Total U.S. Agency Mortgage-Backed Obligations
     (Cost $12,312)                                 12,480
                                                   -------
CASH EQUIVALENTS (2.5%)
   SEI Daily Income Trust
     Government II Portfolio              471          471
   SEI Daily Income Trust
     Treasury II Portfolio                 72           72
                                                   -------
Total Cash Equivalents
     (Cost $543)                                       543
                                                   -------
Total Investments (99.8%)
     (Cost $21,149)                                 21,524
                                                   -------
OTHER ASSETS AND LIABILITIES, NET (0.2%)                44
                                                   -------
50

================================================================================
                                                                       UNAUDITED

----------------------------------------------------------

                                                VALUE (000)
----------------------------------------------------------

NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited authorization -- no
     par value) based on 1,539,527
     outstanding shares of beneficial interest     $15,611
   Fund shares of the Investor Shares
     (unlimited authorization -- no
     par value) based on 253,857
     outstanding shares of beneficial interest       2,566
   Fund shares of the Flex Shares
     (unlimited authorization -- no
     par value) based on 298,641
     outstanding shares of beneficial interest       3,059
   Accumulated net realized loss
     on investments                                    (43)
   Net unrealized appreciation
     on investments                                    375
                                                   -------
Total Net Assets (100.0%)                          $21,568
                                                   =======
Net Asset Value, Offering and
     Redemption Price Per Share --
     Trust Shares                                  $ 10.31
                                                   =======
Net Asset Value and Redemption
     Price Per Share-- Investor Shares             $ 10.31
                                                   =======
Maximum Offering Price Per Share --
     Investor Shares ($14.27 (DIVIDE) 96.25%)      $ 10.71
                                                   =======
Net Asset Value, Offering and
     Redemption Price Per Share --
     Flex Shares(1)                                $ 10.31
                                                   =======

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 66.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996

PRIME QUALITY MONEY MARKET FUND
----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
COMMERCIAL PAPER (46.9%)
   American Brands
     5.410%,  01/08/97                $ 4,500     $  4,474
     5.410%,  01/14/97                  7,500        7,450
     5.580%,  01/23/97                 10,000        9,918
   American Express Credit
     5.260%,  12/17/96                 30,000       29,930
   Associates of North America
     5.260%,  12/03/96                 35,000       34,990
   Banc One
     5.260%,  12/16/96                 30,000       29,934
     5.280%,  12/18/96                 10,000        9,975
     5.350%,  01/17/97                 12,326       12,240
   Banc One Funding
     5.260%,  12/09/96                 10,000        9,988
     5.270%,  12/11/96                 20,000       19,971
     5.320%,  01/15/97                 15,000       14,900
   Bank of Montreal
     5.440%,  12/03/96                 10,000        9,997
     5.400%,  01/27/97                 24,000       23,795
   Bankers Trust
     5.470%,  12/26/96                  2,100        2,092
     5.330%,  02/20/97                  1,000          988
   Bankers Trust (C)
     5.630%,  02/14/97                 20,000       20,000
   Barclays U.S. Funding
     5.420%,  01/08/97                 10,000        9,943
   BAT Capital
     5.270%,  12/09/96                  6,500        6,492
     5.400%,  12/20/96                    950          947
   Becton Dickinson
     5.420%,  12/05/96                  5,000        4,997
   Beneficial
     5.330%,  12/26/96                 10,000        9,963
   Cargill Financial
     5.310%,  01/07/97                 10,000        9,945
   Caterpillar Finance
     5.330%,  01/13/97                  2,000        1,987
   Commerzbank
     5.330%,  01/10/97                 13,000       12,923
     5.330%,  01/15/97                 15,000       14,900
     5.580%,  02/03/97                  2,100        2,079

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
   Cortez Capital
     5.260%,  12/06/96                $ 1,403     $  1,402
   CPC International
     5.370%,  12/27/96                 10,800       10,758
     5.300%,  04/09/97                 18,000       17,658
   Dean Witter Discover
     5.330%,  01/29/97                 30,000       29,738
   Eaton
     5.400%,  01/03/97                  7,570        7,533
     5.380%,  01/13/97                 13,711       13,623
   First Chicago Financial
     5.330%,  01/14/97                 39,000       38,746
     5.330%,  01/17/97                 10,000        9,930
   Ford Motor Credit
     5.470%,  12/02/96                  2,000        2,000
     5.330%,  01/14/97                  4,200        4,173
   General Electric Capital
     5.300%,  12/11/96                  5,850        5,841
     5.460%,  12/20/96                  9,228        9,202
     5.580%,  01/22/97                 15,000       14,879
     5.340%,  01/10/97                  1,155        1,148
     5.350%,  01/15/97                  1,000          993
   General Re
     5.350%,  12/02/96                 11,500       11,498
   GTE Florida
     5.370%,  12/02/96                  8,400        8,399
   H.J. Heinz
     5.260%,  12/06/96                 13,400       13,390
   J.C. Penny
     5.310%,  02/27/97                 11,020       10,877
     5.330%,  03/06/97                 24,950       24,599
   Metropolitian Life Funding
     5.300%,  12/02/96                  1,300        1,300
   Panasonic Finance
     5.330%,  01/07/97                  9,250        9,199
     5.400%,  01/09/97                  4,000        3,977
   PHH
     5.400%,  01/10/97                 25,000       24,850
   Schering
     5.400%,  02/26/97                  7,650        7,550

================================================================================
UNAUDITED

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
   Sony Capital
     5.430%,  12/18/96                $ 6,000     $  5,985
     5.330%,  01/14/97                 15,000       14,902
     5.370%,  01/24/97                 30,000       29,758
   Southern California Edison
     5.350%,  01/17/97                  1,700        1,688
   Southern New England
     Telecommunications
     5.350%,  12/13/96                 12,256       12,234
     5.300%,  12/18/96                 10,095       10,070
   Toyota Motor Credit
     5.260%,  12/04/96                  6,200        6,197
   Transamerica Financial
     5.470%,  12/02/96                 10,000        9,998
   Unilever
     5.330%,  12/12/96                  4,000        3,994
   United States Borax
     5.450%,  12/09/96                  4,600        4,594
     5.300%,  02/25/97                 12,100       11,947
   Walt Disney
     5.400%,  12/16/96                  1,000          998
                                                  --------
Total Commercial Paper
     (Cost $710,446)                               710,446
                                                  --------
CORPORATE OBLIGATIONS (11.1%)
   American General Finance
     5.800%,  04/01/97                  1,000        1,000
   Associates of North America
     9.700%,  05/01/97                  3,000        3,049
   BankAmerica
     7.500%,  03/15/97                  2,850        2,864
   Beneficial, MTN
     9.375%,  02/17/97                  1,500        1,513
   Cargill
     8.250%,  03/06/97                 10,000       10,064
   Citicorp, MTN
     8.550%,  03/17/97                  1,000        1,007
   CoreStates Capital (C)
     5.390%,  12/03/96                 10,000       10,000
   Dayton Power & Light
     5.625%,  05/01/97                  2,100        2,099

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
   Ford Motor Credit
     5.625%,  03/03/97                $ 4,500     $  4,504
   Ford Motor Credit, MTN (C)
     5.520%,  05/20/97                  4,950        4,950
   Ford Motor Pass Thru Certificate
     5.200%,  01/01/97                 12,800       12,798
   General Electric Capital
     7.750%,  12/30/96                  2,000        2,004
   General Electric Capital,
     Callable 12/15/96 @ 100
     7.980%,  12/15/07                  5,500        5,506
   General Electric Capital, MTN
     6.877%,  03/21/97                 10,000       10,034
   Household Finance
     7.625%,  12/15/96                  5,000        5,004
     7.500%,  03/15/97                 12,800       12,854
   Household Finance, MTN (C)
     5.460%,  08/04/97                  5,000        5,001
   NationsBank
     7.500%,  02/15/97                  4,600        4,614
   Pacific Gas & Electric, MTN
     4.900%,  12/09/96                  4,500        4,499
   PHH
     8.000%,  01/01/97                  1,450        1,453
   Philip Morris
     8.750%,  12/01/96                  1,300        1,300
     7.500%,  03/15/97                  3,255        3,270
     9.750%,  05/01/97                 10,705       10,865
   Society Bank
     7.125%,  04/15/97                  2,000        2,009
   Transamerica Finance (C)
     5.460%,  05/27/97                 16,500       16,502
   Virginia Electric & Power
     7.250%,  03/01/97                 12,000       12,041
   Xerox Credit, MTN
     5.810%,  03/17/97                 18,000       18,006
                                                  --------
Total Corporate Obligations
     (Cost $168,810)                               168,810
                                                  --------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996

PRIME QUALITY MONEY MARKET FUND--CONCLUDED
----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
BANK NOTES (10.1%)
   Bank of America
     5.510%,  12/19/96                $15,000     $ 15,000
     4.900%,  02/05/97                 20,000       19,964
   Banc One Milwaukee (C)
     5.450%,  12/19/96                  4,000        4,000
     5.500%,  05/14/97                 25,000       24,992
   Boatmans National Bank (C)
     5.580%,  06/17/97                 25,000       24,999
   Comerica Bank of Detroit (C)
     5.390%,  12/31/96                 10,000        9,999
     5.460%,  05/26/97                 25,000       25,002
   FCC National Bank
     5.540%,  02/11/97                  4,000        4,001
   Fifth Third Bank Kentucky
     5.370%,  01/21/97                 15,000       15,000
   PNC Bank (C)
     5.315%,  06/06/97                 10,000        9,998
                                                  --------
Total Bank Notes
     (Cost $152,955)                               152,955
                                                  --------

U.S. GOVERNMENT AGENCY OBLIGATIONS (7.8%)
   FHLB
     3.781%,  04/01/97                  1,800        1,793
   FHLMC
     5.100%,  01/13/97                  1,000        1,000
   FHLMC Gold Balloon
     7.000%,  01/15/97                 14,102       14,111
   FNMA (C)
     5.350%,  09/29/97                 25,000       24,990
   FNMA MTN
     6.060%,  10/02/97                  2,000        2,001
   FNMA MTN (C)
     5.360%,  11/14/97                 40,000       39,982
   FNMA MTN, Ser B (C)
     5.345%,  09/03/97                 20,000       19,992
   SLMA
     5.370%,  12/20/96                 10,000       10,000
     5.370%,  02/08/99                  5,000        4,983
                                                  --------
Total U.S. Government Agency Obligations
     (Cost $118,852)                               118,852
                                                  --------

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
ASSET-BACKED SECURITIES (1.2%)
   Ford Credit Auto Owner Trust,
     Ser 1996-B, Cl A1
     5.514%,  10/15/97                $ 6,095     $  6,095
   NationsBank Auto Owner Trust,
     Ser 1996-A,  Cl A1
     5.776%,  08/15/97                  4,583        4,583
   Navistar Financial Owner Trust,
     Ser 1996-B, Cl A1
     5.490%,  11/20/97                  7,772        7,773
                                                  --------
Total Asset-Backed Securities
     (Cost $18,451)                                 18,451
                                                  --------

CERTIFICATES OF DEPOSIT (5.5%)
   Bankers Trust New York (C)
     5.420%,  10/16/97                 15,000       14,996
   Huntington National Bank
     5.100%,  01/22/97                 23,500       23,482
   Northern Trust
     5.070%,  02/28/97                 20,000       19,974
   Swiss Bank
     5.520%,  12/20/96                 15,000       15,000
   Swiss Bank New York (C)
     6.149%,  06/19/97                 10,000       10,000
                                                  --------
Total Certificates Of Deposit
     (Cost $83,452)                                 83,452
                                                  --------

REPURCHASE AGREEMENTS (17.1%)
   Deutsche Bank
     5.70%, dated 11/29/96,
     matures 12/02/96,
     repurchase price $200,266,981
     (collateralized by various
     FHMLC obligations, total par
     value $104,199,146, 0.000%-7.500%,
     10/01/26; various FNMA
     obligations, total par value
     $20,902,533, 0.000%-8.000%,
     10/01/26: total market value
     $204,175,338)                    200,172      200,172

================================================================================
                                                                       UNAUDITED

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
   Swiss Bank
     5.70%, dated 11/29/96,
     matures 12/02/96, repurchase
     price $8,646,471 (collateralized
     by FHLMC obligation, par value
     $8,887,000, 7.000%, 11/01/26:
     market value $8,863,178)         $ 8,642   $    8,642
   Salomon Brothers
     5.70%, dated 11/29/96,
     matures 12/02/96,
     repurchase price $23,721,937
     (collateralized by FHLMC
     obligation, total par value
     $3,675,167, 8.00%, 09/01/26;
     FNMA obligations, par value
     $277,172,739, 8.000%-9.500%,
     11/25/21-10/01/22: total market
     value $29,454,357)                23,711       23,711
   Union Bank of Switzerland
     5.70%, dated 11/29/96,
     matures 12/02/96,
     repurchase price $27,089,280
     (collateralized by various
     FHLMC obligations,
     total par value $47,491,667,
     0.000%-32.703%, 05/15/07-09/15/23;
     various FHLMC STRIPS, par
     value $3,055,000, 0.000%, 07/01/26:
     total market value $27,890,052)   27,076       27,076
                                                ----------
Total Repurchase Agreements
     (Cost $259,601)                            $  259,601
                                                ----------
Total Investments (99.7%)
     (Cost $1,512,567)                           1,512,567
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (0.3%)             4,090
                                                ----------

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited authorization -- no
     par value) based on 1,226,709,470
     outstanding shares of beneficial interest  $1,226,709
   Fund shares of the Investor Shares
     (unlimited authorization -- no
     par value) based on 290,356,340
     outstanding shares of beneficial interest     290,356
   Accumulated net realized loss
     on investments                                   (408)
                                                ----------
Total Net Assets (100.0%)                       $1,516,657
                                                ==========
Net Asset Value, Offering and Redemption
     Price Per Share-- Trust Shares             $     1.00
                                                ==========
Net Asset Value, Offering and
     Redemption Price Per Share --
     Investor Shares                            $     1.00
                                                ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 66.

STATEMENT OF NET ASSETS
-----------------
STI CLASSIC FUNDS   NOVEMBER 30, 1996

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
U.S. TREASURY OBLIGATIONS (31.7%)
   U.S. Treasury Bill
     5.120%,  12/19/96                $15,000     $ 14,961
   U.S. Treasury Notes
     7.500%,  01/31/97                 25,000       25,096
     4.750%,  02/15/97                  5,000        4,992
     6.875%,  03/31/97                 28,000       28,116
     5.875%,  07/31/97                 30,000       30,097
     6.000%,  08/31/97                 20,000       20,035
                                                  --------
Total U.S. Treasury Obligations
     (Cost $123,297)                               123,297
                                                  --------

REPURCHASE AGREEMENTS (68.2%)
   Deutsche Bank
     5.64%, dated 11/29/96, matures
     12/02/96, repurchase price
     $89,968,921 (collateralized by
     U.S. Treasury Bonds, total par
     value $53,165,000, 8.000%-12.500%,
     08/15/14-11/15/21; U.S. Treasury
     Note, par value $28,943,000,
     5.875%, 11/15/05: total market
     value $91,725,460)                89,927       89,927
   Merrill Lynch
     5.64%, dated 11/29/96, matures
     12/02/96, repurchase price
     $17,007,990 (collateralized by
     various GNMA obligations,
     total par value $21,795,146,
     6.500%-8.500%, 07/15/08-11/15/23:
     total market value $17,341,807)   17,000       17,000
   Salomon Brothers
     5.64%, dated 11/29/96, matures
     12/02/96, repurchase price
     $17,007,990 (collateralized by
     U.S. Government STRIPS, par value
     $56,760,000, 0.000%, 11/15/14:
     market value $17,400,346)         17,000       17,000

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
   Swiss Bank
     5.64%, dated 11/29/96, matures
     12/02/96, repurchase price
     $17,007,990 (collateralized by
     U.S. Treasury Notes, total par
     value $17,139,000, 5.750%-7.375%,
     09/30/97-11/15/97: total market
     value $17,354,362)               $17,000     $ 17,000
   Barclays
     5.64%, dated 11/29/96, matures
     12/02/96, repurchase price
     $17,007,990 (collateralized by
     U.S. Treasury Bill, par value
      $17,390,000, 0.000%, 12/19/96:
     market value $17,340,543)         17,000       17,000
   Morgan Stanley
     5.64%, dated 11/29/96, matures
     12/02/96, repurchase price
     $17,007,990 (collateralized by
     various GNMA obligations, total
     par value $23,875,000, 6.500%-7.125%,
     07/20/23-03/20/24: total market
     value $17,360,393)                17,000       17,000
   Union Bank of Switzerland
     5.64%, dated 11/29/96, matures
     12/02/96, repurchase price
     $90,042,300 (collateralized by U.S.
     Government STRIPS, total par value
     $116,601,000, 0.000%, 02/15/00-11/15/14:
     total market value $91,800,797)   90,000       90,000
                                                  --------
Total Repurchase Agreements
     (Cost $264,927)                               264,927
                                                  --------
Total Investments (99.9%)
     (Cost $388,224)                               388,224
                                                  --------
OTHER ASSETS AND LIABILITIES, NET (0.1%)               304
                                                  --------

================================================================================
UNAUDITED

----------------------------------------------------------

                                                VALUE (000)
----------------------------------------------------------
NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited authorization -- no
     par value) based on 330,046,397
     outstanding shares of beneficial interest    $330,046
   Fund shares of the Investor Shares
     (unlimited authorization -- no
     par value) based on 58,580,989
     outstanding shares of beneficial interest      58,581
   Accumulated net realized loss
     on investments                                    (99)
                                                  --------
Total Net Assets (100.0%)                         $388,528
                                                  ========
 Net Asset Value, Offering and Redemption
     Price Per Share-- Trust Shares               $   1.00
                                                  ========
 Net Asset Value, Offering and
     Redemption Price Per Share --
     Investor Shares                              $   1.00
                                                  ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 66.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996

TAX-EXEMPT MONEY MARKET FUND
----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
MUNICIPAL BONDS (98.8%)
ALABAMA (1.2%)
   McIntosh, Industrial Development
     Board, Ciba-Geigy Project, Ser A,
     VRDN (C)(D)(E)
     3.500%,  12/01/03                 $3,500     $  3,499
   Special Care Facilities, Montgomery
     Hospital Revenue,
     VRDN (FGIC) (C)(D)
     3.550%,  04/01/15                  1,500        1,500
                                                  --------
     Total Alabama                                   4,999
                                                  --------
ALASKA (2.1%)
   Anchorage, TAN
     4.250%,  12/13/96                  1,500        1,500
   City of Valdez TECP
     3.450%,  12/06/96                  2,000        2,000
     3.650%,  12/13/96                  5,000        5,000
                                                  --------
     Total Alaska                                    8,500
                                                  --------
ARIZONA (5.7%)
   Maricopa County, Pollution Control
     Authority, Arizona Public Services
     Corporation, VRDN (C)(D)(E)
     4.100%,  05/01/29                  4,900        4,900
   Maricopa County, Pollution Control
     Authority, Ser A, VRDN (C)(D)(E)
     3.550%,  11/01/22                  4,000        4,000
   Maricopa County, Pollution Control
     Authority, Ser B, VRDN (C)(D)(E)
     4.150%,  05/01/29                  5,200        5,200
   Pima County, Industrial Development
     Authority, Tucson Electric Project,
     VRDN (C)(D)(E)(F)
     3.600%,  05/01/25                  3,400        3,400
   Pima County, Industrial Development
     Authority, Tuscon Electric Project,
     Ser A, VRDN (C)(D)(E)
     3.550%,  06/15/22                  6,000        6,000
                                                  --------
     Total Arizona                                  23,500
                                                  --------

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
CALIFORNIA (2.4%)
   Contra Costa County, Multi-Family
     Mortgage, Delta Square Project,
     Ser A, VRDN (C)(D)(E)
     3.450%,  08/01/07                 $4,200     $  4,200
   Higher Education Loan Authority,
     Ser A, VRDN (C)(E)
     3.500%,  06/01/01                  4,000        4,000
   Higher Education Loan Authority,
     VRDN (C)(D)(E)
     3.500%,  06/01/01                  1,900        1,900
                                                  --------
     Total California                               10,100
                                                  --------
COLORADO (2.2%)
   Jefferson County, COP (MBIA)
     5.450%,  12/01/96                  1,000        1,000
   North Glen, Castle Garden
     Retirement Center VRDN (C)(D)(E)
     3.450%,  01/01/09                  1,200        1,200
   State TRAN
     4.500%,  06/27/97                  7,000        7,025
                                                  --------
     Total Colorado                                  9,225
                                                  --------
DELAWARE (0.5%)
   State Educational Development
     Authority, VRDN (C)(D)(E)
     3.825%,  10/01/19                  1,875        1,875
                                                  --------
DISTRICT OF COLUMBIA (1.6%)
   District of Columbia, VRDN (C)(E)
     4.300%,  10/01/07                  6,700        6,700
                                                  --------
FLORIDA (7.2%)
   Dade County, Power & Light Project,
     VRDN (C)(D)(E)
     4.100%,  04/01/20                  2,200        2,200
   Jacksonville, Eagle Trust Partnership,
     Port Authority, VRDN (C)(E)
     3.720%,  11/01/18                  9,600        9,600
   Monroe County, Industrial
     Development Authority, Beverly
     Enterprises Project,
     VRDN (C)(D)(E)
     3.500%,  06/01/10                  2,300        2,300

================================================================================
                                                                       UNAUDITED

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
   Palm Beach County, Norton
     Gallery Project, VRDN (C)(D)(E)
     3.550%,  05/01/25                 $3,000     $  3,000
   State Board of Education, Capital
     Outlay
     6.500%,  06/01/97                  4,575        4,634
   Tampa, Occupational License Tax,
     Ser A, VRDN (C)
     3.500%,  05/01/27                  8,000        8,000
                                                  --------
     Total Florida                                  29,734
                                                  --------
GEORGIA (7.9%)
   Atlanta, TAN
     4.250%,  12/31/96                  5,000        5,003
   Cobb County, Industrial
     Development Authority,
     VRDN (C)(D)(E)
     3.500%,  10/01/08                    930          930
   Cobb County, TAN
     4.000%,  12/31/96                  6,000        6,002
   Dekalb County, TRAN
     3.750%,  12/31/96                  5,000        5,002
   Fulton County, Industrial
     Development Authority, American
     Red Cross Project, VRDN (C)(D)(E)
     3.500%,  08/01/05                  1,500        1,500
   Fulton County, School District, RB,
     Pre-Refunded 05/01/97 @ 103 (G)
     7.625%,  05/01/17                  3,000        3,137
   Private College Facilities Authority,
     Emory University, Optional Put
     12/01/97 @ 100, VRDN (C)(D)(E)
     3.700%,  12/01/04                  2,965        2,965
   Lafayette, Industrial Development
     Authority, Blue-Bird Project,
     Ser 1991, VRDN (C)(D)(E)
     3.500%,  03/01/01                  1,000        1,000
   Marietta Housing Finance Authority,
     Franklin Walk Apartments Project,
     VRDN (C)
     3.675%,  01/01/08                  1,600        1,600

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
   Monroe County, Industrial
     Development Authority, Forsyth
     Inns Project, VRDN (C)(D)(E)
     3.600%,  11/01/15                 $2,525     $  2,525
   Municipal Electric Authority,
     VRDN (FGIC) (C)(D)
     3.550%,  01/01/20                  3,000        3,000
                                                  --------
     Total Georgia                                  32,664
                                                  --------
HAWAII (0.7%)
   State Housing Finance &
     Development Authority,
     VRDN (C)(D)(E)
     3.700%,  07/01/27                  3,000        3,000
                                                  --------
IDAHO (1.7%)
   Nez Pierce County, Pollution
     Control Board, VRDN (C)(D)(E)
     3.500%,  12/01/14                  1,000        1,000
   Nez Pierce County, Pollution
     Control Board, Potlatch Corp.
     Project, VRDN (C)(D)(E)
     3.550%,  12/01/07                  2,000        2,000
   State TAN
     4.500%,  06/30/97                  4,000        4,013
                                                  --------
     Total Idaho                                     7,013
                                                  --------
ILLINOIS (3.7%)
   Chicago, Board of Education,
     COP (E)
     3.700%,  12/01/96                  3,000        3,000
   DuPage County, First Preservation
     District, Pre-Refunded
     11/01/97 @ 102 (G)
     8.100%,  11/01/06                  1,200        1,271
   Health Facilities Authority,
     Northwestern Memorial Hospital
     Project, VRDN (C)(E)
     4.100%,  08/15/25                  3,000        3,000
   Savanna, Industrial Development
     Authority, Metform Project,
     Ser B, VRDN (C)(D)(E)
     3.700%,  06/01/09                  1,400        1,400

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996

TAX-EXEMPT MONEY MARKET FUND--CONTINUED

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
ILLINOIS--CONTINUED
   Savanna, Industrial Development
     Authority, Ser A, VRDN (C)(D)(E)
     3.700%,  05/01/14                 $  500     $    500
   State Health Facilities Authority,
     Streeterville Project,
     VRDN (C)(D)(E)
     3.550%,  08/15/24                  2,000        2,000
   State Health Facilities Authority,
     University of Chicago Hospital
     Project, Ser C, VRDN (MBIA) (C)(D)
     3.500%,  08/15/26                  4,000        4,000
                                                  --------
     Total Illinois                                 15,171
                                                  --------
INDIANA (1.5%)
   Allen County, Industrial Economic
     Development, Mattel Power
     Wheels Project, VRDN (C)(D)(E)(F)
     3.750%,  12/01/18                  1,500        1,500
   Fort Wayne, Economic Development
     Authority, ND Tech Project,
     VRDN (C)(D)(E)(F)
     3.650%,  07/01/09                  1,000        1,000
   Indianapolis, Industrial Economic
     Development Authority,
     VRDN (C)(D)(E)
     3.700%,  04/01/01                  2,000        2,000
   Rockport County, Pollution Control
     Authority, Aep Generating
     Company Project B, VRDN
     (AMBAC) (C)
     4.150%,  07/01/25                  1,600        1,600
                                                  --------
     Total Indiana                                   6,100
                                                  --------
IOWA (0.6%)
   West Des Moines, Commercial
     Development Authority, Greyhound
     Lines Project, VRDN (C)(D)(E)
     3.550%,  12/01/14                  2,500        2,500
                                                  --------
KANSAS (0.2%)
   Burlington, TECP (E)
     3.650%,  12/13/96                  1,000        1,000
                                                  --------

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
KENTUCKY (0.6%)
   Lexington-Fayette Urban County,
     Government Residential Facilities,
     Richmond Place Project, RB,
     Mandatory Put 04/01/97 @ 100 (E)
     3.650%,  04/01/15                 $1,000     $  1,000
   State League of Cities,
     VRDN (C)(D)(E)
     3.500%,  03/01/97                  1,380        1,380
                                                  --------
     Total Kentucky                                  2,380
                                                  --------
LOUISIANA (5.0%)
   Lake Charles, Harbor & Terminal
     District Authority, Reynolds Metals
     Project, VRDN (C)(D)(E)
     3.550%,  05/01/06                  3,000        3,000
   Parish of Saint Charles, Pollution
     Control Board, Shell Oil Company
     Project, Ser B, VRDN (C)
     4.150%,  10/01/22                  8,300        8,300
   Port Authority, Occidental Petroleum
     Project, VRDN (C)(D)(E)
     3.500%,  07/01/21                  4,500        4,500
   West Baton Rouge, Industrial
     Development Authority, Dow
     Chemical Project, Ser B, VRDN (C)
     4.200%,  12/01/16                  5,000        5,000
                                                  --------
     Total Louisiana                                20,800
                                                  --------
MAINE (1.1%)
   State TAN
     4.500%,  06/27/97                  4,500        4,515
                                                  --------
MARYLAND (2.3%)
   Baltimore County, Allied Signal
     Project, VRDN (C)(D)(E)
     3.650%,  03/01/14                  1,000        1,000
   Health & Higher Education
     Authority, Pooled Loan Program,
     Ser B, VRDN (C)(D)(E)
     3.500%,  04/01/35                  5,000        5,000

================================================================================
                                                                       UNAUDITED

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
   Montgomery County, Housing
     Authority, RB
     3.700%,  11/13/97                 $3,650     $  3,650
                                                  --------
     Total Maryland                                  9,650
                                                  --------
MICHIGAN (2.5%)
   State Housing Development
     Authority, VRDN (C)(D)(E)
     3.575%,  06/01/04                  3,000        3,000
   State Housing Finance Authority,
     VRDN (C)(D)(E)(F)
     3.600%,  03/01/13                  1,000        1,000
   State Industrial Development
     Authority, Consumer Power
     Project, VRDN (C)(E)
     4.150%,  04/15/18                  3,200        3,200
   State Industrial Development
     Authority, VRDN (C)(D)(E)
     3.550%,  12/01/00                  3,000        3,000
                                                  --------
     Total Michigan                                 10,200
                                                  --------
MISSISSIPPI (1.4%)
   Jackson County, Chevron USA
     Project, Ser 93, VRDN (C)
     4.150%,  06/01/23                  3,500        3,500
   State GO
     4.500%,  12/01/96                  2,300        2,300
                                                  --------
     Total Mississippi                               5,800
                                                  --------
MISSOURI (1.7%)
   Environmental Improvement
     Authority, Utilicorp United Project,
     VRDN (C)(D)(E)
     3.700%,  05/01/28                    700          700
   Industrial Development Authority,
     Bachman Machine Project, Ser A,
     VRDN (C)(D)(E)(F)
     3.750%,  08/01/98                     90           90
   Industrial Development Authority,
     Milbank Systems Project, Ser B,
     VRDN (C)(D)(E)(F)
     3.750%,  08/01/98                     70           70

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
   Industrial Development Authority,
     Plastic Enterprises Project, Ser A,
     VRDN (C)(D)(E)(F)
     3.750%,  09/01/05                 $  385     $    385
   Industrial Development Authority,
     Precision Stainless Project, Ser I,
     VRDN (C)(D)(E)(F)
     3.750%,  10/01/03                     70           70
   Saint Louis, Industrial Development
     Authority, Multi-Family Housing,
     Sugar Pines Apartments Project,
     VRDN (C)(D)(E)
     3.450%,  07/15/06                  1,200        1,200
   State Custody Receipt, Third Street
     Building Project, VRDN (C)(D)
     3.850%,  08/01/99                  2,000        2,000
   State Economic Development
     Authority, Milbank System
     Project, Ser C, VRDN (C)(D)(E)
     3.750%,  09/01/01                    200          200
   State Health & Educational Facilities
     Authority, Sisters of Mercy Health
     Systems Project, RB
     3.600%,  12/01/96                  1,000        1,000
   State VRDN
     3.500%,  04/01/20                  1,225        1,225
                                                  --------
     Total Missouri                                  6,940
                                                  --------
NEBRASKA (0.6%)
   Higher Education Authority, Student
     Loan Program, Ser C, VRDN
     (SLMA) (C)(D)
     3.600%,  08/01/18                  2,300        2,300
                                                  --------
NEVADA (1.2%)
   Clark County, Nevada Power Project,
     Ser A, VRDN (C)(D)(E)(F)
     3.650%,  10/01/30                  5,000        5,000
                                                  --------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996

TAX-EXEMPT MONEY MARKET FUND--CONTINUED

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------

NEW HAMPSHIRE (4.9%)
   State Housing Finance Authority,
     Multi-Family Housing, Fairways
     Project, VRDN (C)(D)(E)
     3.600%,  01/01/24                $ 5,000     $  5,000
   State Housing Finance Authority,
     Ser A, RB, Putable 01/15/97
     @ 100 (F)
     3.650%,  07/01/26                  1,500        1,500
   State Pollution Control Authority,
     VRDN (C)(D)(E)
     3.650%,  12/01/22                    800          800
   State TECP (E)
     3.550%,  12/05/96                  3,000        3,000
     3.450%,  12/27/96                 10,000       10,000
                                                  --------
     Total New Hampshire                            20,300
                                                  --------
NEW MEXICO (1.5%)
   Educational Assistance Foundation,
     Student Loan Program, VRDN
     (AMBAC) (C)
     3.600%,  04/01/05                  3,950        3,950
   Hurley, New Mexico Pollution
     Control Authority, VRDN (C)(E)
     4.200%,  12/01/15                  2,200        2,200
                                                  --------
     Total New Mexico                                6,150
                                                  --------
NEW YORK (1.8%)
   Urban Development Corporation,
     Senior Lien, VRDN (C)
     3.520%,  07/01/16                  7,600        7,600
                                                  --------
NORTH DAKOTA (1.7%)
   Mercer County, Solid Waste Disposal
     Authority, United Power Project,
     RB, Optional Put 12/01/96
     @ 100 (F)
     3.550%,  12/01/18                  6,900        6,900
                                                  --------
OHIO (3.1%)
   Higher Education Authority, Lake
     Erie Project, VRDN (C)(E)
     3.500%,  12/01/16                  5,100        5,100

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
   State Air Quality Development
     Authority, JMG Limited
     Partnership, Ser A, VRDN
     (C)(D)(E)(F)
     3.550%,  04/01/28                 $3,000     $  3,000
   State Pollution Control Authority,
     Duquesne Project, VRDN (C)(D)(E)
     3.750%,  10/01/23                  3,000        3,000
   Trumbull County, St. Joseph
     Riverside Hospital Project,
     RB, Pre-Refunded 11/01/97
     @ 102 (G)
     7.750%,  11/01/13                  1,500        1,584
                                                  --------
     Total Ohio                                     12,684
                                                  --------
OREGON (0.2%)
   State Housing & Community
     Services, Single-Family
     Mortgage Program, Ser C, RB (F)
     3.850%,  05/15/97                  1,000        1,000
                                                  --------
PENNSYLVANIA (4.7%)
   Beaver County, Industrial
     Development Authority,
     Duquesne Light Company
     Project, Ser B, VRDN (C)(D)(E)
     3.550%,  08/01/09                  1,000        1,000
   Delaware County, TECP (FGIC)
     3.450%,  12/27/96                  3,000        3,000
   Philadelphia, TRAN
     4.500%,  06/30/97                  4,000        4,012
   Philadelphia School District, TRAN
     4.500%,  06/30/97                  5,000        5,014
   State, Ser A, Pre-Refunded
     11/01/99 @ 101.5, VRDN (C)(G)
     3.520%,  11/01/99                  6,500        6,500
                                                  --------
     Total Pennsylvania                             19,526
                                                  --------
RHODE ISLAND (2.4%)
   State TAN (E)
     4.500%,  06/30/97                  4,000        4,014

================================================================================
                                                                       UNAUDITED

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
   Student Loan Authority,
     VRDN (C)(D)(E)(F)
     3.550%,  07/01/19                 $6,000     $  6,000
                                                  --------
     Total Rhode Island                             10,014
                                                  --------
SOUTH CAROLINA (1.6%)
   Economic Development Authority,
     St. Francis Hospital Project,
     RB, VRDN (C)(E)
     3.950%,  07/01/22                  4,800        4,800
   State Public Service Authority,
     Ser C, RB
     3.800%,  01/01/97                  2,000        2,001
                                                  --------
     Total South Carolina                            6,801
                                                  --------
TENNESSEE (2.6%)
   Covington, Industrial Development
     Board, Charms Project,
     VRDN (C)(D)(E)
     3.600%,  06/01/27                  3,000        3,000
   Hamilton County, Industrial
     Development Board, Tennessee
     Aquarium Project,
     VRDN (C)(D)(E)
     3.500%,  07/01/21                  3,000        3,000
   Memphis-Shelby County, Industrial
     Development Board, Ponderosa
     Fibres American Project,
     VRDN (C)(D)(E)
     3.650%,  04/01/05                  1,800        1,800
   Nashville & Davidson County,
     Government Health & Education
     Authority, Vanderbilt University
     Project, Ser B, VRDN (C)(D)
     3.700%,  05/01/13                  1,400        1,400
   Nashville & Davidson County,
     Industrial Development Authority,
     Multi-Family Mortgage,
     Chimneytop II Project,
     VRDN (C)(D)(E)
     3.500%,  09/01/06                  1,325        1,325
                                                  --------
     Total Tennessee                                10,525
                                                  --------
----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
TEXAS (6.7%)
   Brazos River, TECP
     3.700%,  01/07/97                 $2,700     $  2,700
   Harris County, Housing Finance
     Corporation, Ser 1985,
     VRDN (C)(D)(E)
     3.825%,  04/01/07                  1,000        1,000
   Harris County, Industrial
     Development Authority,
     Lubrizol Project, VRDN (C)(D)(E)
     3.500%,  07/01/00                  1,600        1,600
   Harris County, Toll Roads,
     Ser H, VRDN (C)(D)
     3.550%,  08/01/20                  5,500        5,500
   Houston, TECP (E)
     3.550%,  12/09/96                  5,000        5,000
   Lone Star, Airport Improvement,
     VRDN (C)(D)
     3.950%,  12/01/14                  1,700        1,700
   State TAN
     4.750%,  08/29/97                 10,000       10,057
                                                  --------
     Total Texas                                    27,557
                                                  --------
UTAH (3.6%)
   Carbon County, Pollution Control
     Authority, Pacificorp Project,
     VRDN (AMBAC) (C)
     4.150%,  11/01/24                  1,600        1,600
   Intermountain Power Agency,
     Optional Put 06/16/97 @ 100 (E)
     3.930%,  06/17/97                  4,000        4,000
   Intermountain Power Agency,
     Optional Put 03/17/97 @ 100
     3.750%,  07/01/14                  3,000        3,000
   Salt Lake County, Solid Waste
     Disposal Authority, Kennecott
     Copper Project, Ser A,
     VRDN (C)(D)(E)(F)
     3.650%,  08/01/30                  6,400        6,400
                                                  --------
     Total Utah                                     15,000
                                                  --------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996

TAX-EXEMPT MONEY MARKET FUND--CONCLUDED
----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
VERMONT (0.2%)
   State GO, Ser B
     4.600%,  08/01/97                 $1,000     $  1,006
                                                  --------
VIRGINIA (5.5%)
   Alexandria, Redevelopment &
     Housing Authority, Multifamily
     First Mortgage Goodwin Project,
     Ser B, VRDN (C)(E)
     4.250%,  10/01/06                  2,000        2,000
   Bedford County, Industrial
     Development Authority,
     VRDN (C)(E)
     3.550%,  12/01/25                  2,500        2,500
   Chesterfield County, Industrial
     Development Authority, Allied
     Signal Project, VRDN (C)(D)(E)
     3.700%,  08/01/09                  3,000        3,000
   Commonwealth, Ser 1994, VRDN (C)
     3.620%,  06/01/21                  4,000        4,000
   County of Chesterfield, TECP
     3.450%,  12/06/96                  5,000        5,000
   Front Royal & Warren County,
     Industrial Development Authority,
     Pen Tab Industries Project,
     VRDN (C)(D)(E)(F)
     3.550%,  04/01/15                  3,000        3,000
   Peninsula Port Authority, Dominion
     Term Project, Ser 1987C, VRDN (C)
     3.900%,  07/01/16                  3,300        3,300
                                                  --------
     Total Virginia                                 22,800
                                                  --------
WASHINGTON (0.4%)
   Port of Seattle, VRDN (C)(D)
     3.550%,  01/01/05                  1,800        1,800
                                                  --------
WEST VIRGINIA (1.0%)
   Marshall County, Pollution Control
     Authority, Allied Signal Project,
     VRDN (C)(D)(E)
     3.700%,  03/01/26                  2,000        2,000

----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
----------------------------------------------------------
   Marshall County, PPG Industries
     Project, VRDN (C)(D)(E)
     3.650%,  11/01/12                 $2,000     $  2,000
                                                  --------
     Total West Virginia                             4,000
                                                  --------
WISCONSIN (1.3%)
   Milwaukee, GO
     7.250%,  06/15/97                  1,000        1,018
   Racine, Promissory Notes,
     Ser 96 B, GO
     3.700%,  12/15/97                  1,165        1,165
   State VRDN (C)(D)
     3.550%,  05/01/04                  3,000        3,000
                                                  --------
     Total Wisconsin                                 5,183
                                                  --------
Total Municipal Bonds
     (Cost $408,512)                               408,512
                                                  --------

CASH EQUIVALENTS (2.2%)
   AIM Management Institutional
     Tax-Free Portfolio                 4,514        4,514
   SEI Tax-Exempt Trust Institutional
     Tax-Free Portfolio                 4,580        4,580
                                                  --------
Total Cash Equivalents
     (Cost $9,094)                                   9,094
                                                  --------
Total Investments (101.0%)
     (Cost $417,606)                               417,606
                                                  --------
OTHER ASSETS AND LIABILITIES, NET (-1.0%)           (4,261)
                                                  --------

================================================================================
                                                                       UNAUDITED

----------------------------------------------------------

                                                VALUE (000)
----------------------------------------------------------

NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited authorization -- no
     par value) based on 318,040,676
     outstanding shares of beneficial interest    $318,040
   Fund shares of the Investor Shares
     (unlimited authorization -- no
     par value) based on 95,312,961
     outstanding shares of beneficial interest      95,313
   Accumulated net realized loss
     on investments                                     (8)
                                                  --------
Total Net Assets (100.0%)                         $413,345
                                                  ========
 Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares              $   1.00
                                                  ========
 Net Asset Value, Offering and
     Redemption Price Per Share --
     Investor Shares                              $   1.00
                                                  ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 66.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS   NOVEMBER 30, 1996


                          KEY TO ABBREVIATIONS USED IN
                           THE STATEMENT OF NET ASSETS

ADR         American Depository Receipt
AMBAC       Security insured by the American Municipal
            Bond Assurance Company
AMT         Alternative Minimum Tax
ARM         Adjustable Rate Mortgage
Cl          Class
COP         Certificate of Participation
CV          Convertible Security
ETM         Escrowed to Maturity
FGIC        Security insured by the Financial Guaranty
            Insurance Corporation
FHA         Federal Housing Authority
FHLB        Federal Home Loan Bank
FHLMC       Federal Home Loan Mortgage Corporation
FNMA        Federal National Mortgage Association
FSA         Security insured by Financial Security
            Assurance
GDR         Global Depository Receipt
GNMA        Government National Mortgage Association
GO          General Obligation
LYON        Liquid Yield Option Note
MBIA        Security insured by the Municipal Bond
            Investors Assurance
MTN         Medium Term Note
RB          Revenue Bond
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
Ser         Series
SLMA        Student Loan Marketing Association
STRIPS      Separately Traded Registered Interest and
            Principal Security
TAN         Tax Anticipation Note
TECP        Tax Exempt Commercial Paper
TRAN        Tax & Revenue Anticipation Note
VRDN        Variable Rate Demand Note

*           Non-income producing securities
(A)         Zero Coupon Bond
(B)         Private Placement Security
(C) Variable rate security. The rate reported on the Statement of Net Assets is the rate in effect on November 30, 1996.
(D) Put and demand features exist requiring the issuer to repurchase the instrument prior to maturity.
(E) Securities are held in connection with a letter of credit issued by a major bank.
(F) Income on security may be subject to the Alternative Minimum Tax.
(G)         Collateralized by U.S. Government Securities

STATEMENT OF ASSETS AND LIABILITIES (000)
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1996                                   UNAUDITED


                                                                                            ---------         --------
                                                                                           INVESTMENT
                                                                                        GRADE TAX-EXEMPT     SHORT-TERM
                                                                                            BOND FUND         BOND FUND
                                                                                            ---------         --------
Assets:
   Investments at Market Value
     (Cost $173,737,773, $95,583,642, respectively) ..................................       $177,532         $ 96,133
   Cash ..............................................................................             --               33
   Receivables for Investment Securities Sold ........................................             50               --
   Receivables for Capital Shares Sold ...............................................          9,191            4,645
   Other Assets ......................................................................          3,076            1,036
                                                                                             --------         --------
   Total Assets ......................................................................        189,849          101,847
                                                                                             --------         --------
Liabilities:
   Payables for Investment Securities Purchased ......................................         18,445            4,498
   Payables for Capital Shares Repurchased ...........................................             --                2
   Accrued Expenses ..................................................................            152               66
   Distribution Payable ..............................................................            542              428
   Other Liabilities .................................................................             --               56
                                                                                             --------         --------
   Total Liabilities .................................................................         19,139            5,050
                                                                                             --------         --------
Net Assets:
   Fund Shares of the Trust Shares (Unlimited Authorization -- No Par Value)
     Based on 11,420,338, 9,307,945, respectively Outstanding Shares
     of Beneficial Interest ..........................................................        126,138           92,602
   Fund Shares of the Investor Shares (Unlimited Authorization-- No Par Value)
     Based on 2,983,654, 216,607, respectively Outstanding Shares of
     Beneficial Interest .............................................................         32,119            2,166
   Fund Shares of the Flex Shares (Unlimited Authorization-- No Par Value)
     Based on 444,052, 105,643, respectively Outstanding Shares of
     Beneficial Interest .............................................................          5,021            1,060
   Accumulated Net Realized Gain on Investments ......................................          3,638              419
   Net Unrealized Appreciation on Investments ........................................          3,794              550
                                                                                             --------         --------
   Total Net Assets ..................................................................       $170,710         $ 96,797
                                                                                             ========         ========
Net Asset Value, Offering and Redemption Price Per Share-- Trust Shares ..............         $11.49           $10.05
                                                                                             ========         ========
Net Asset Value and Redemption Price Per Share-- Investor Shares .....................         $11.51           $10.07
                                                                                             ========         ========
Maximum Public Offering Per Share -- Investor Shares
   ($11.51 (DIVIDE) 96.25%), ($10.07 (DIVIDE) 98.00%) ................................         $11.96           $10.28
                                                                                             ========         ========
Net Asset Value,Offering and Redemption Price Per Share -- Flex Shares (1) ............        $11.50           $10.06
                                                                                             ========         ========

(1) Flex Class has a contingent deferred sales charge. For a description of a possible sales charge, see notes to the Financial Statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
================================================================================
STI CLASSIC FUNDS  FOR THE PERIOD ENDED NOVEMBER 30, 1996              UNAUDITED


                                                                             MID-CAP         CAPITAL                   INTERNATIONAL
                                                           VALUE INCOME      EQUITY          GROWTH        BALANCED       EQUITY
                                                            STOCK FUND        FUND            FUND           FUND       INDEX FUND
                                                             --------       --------        --------       --------      --------
                                                             06/01/96-      06/01/96-       06/01/96-      06/01/96-     06/01/96-
                                                             11/30/96       11/30/96        11/30/96       11/30/96      11/30/96
                                                             --------       --------        --------       --------      --------
Income:
   Interest Income.......................................... $  2,563        $   854        $  2,949       $ 1,579        $    2
   Dividend Income..........................................   21,673          1,416           9,127           520           750
   Less Foreign Taxes Withheld..............................       --             --              --            --           (17)
                                                             --------        -------        --------       -------        ------
   Total Investment Income..................................   24,236          2,270          12,076         2,099           735
                                                             --------        -------        --------       -------        ------
Expenses:
   Investment Advisory Fees.................................    5,710          1,618           6,822           520           375
   Investment Advisory Fees Waived..........................       --           (137)           (575)          (65)          (38)
   Contribution from Advisor................................       --             --              --            --            --
   Administrator Fees.......................................      484             96             404            37            28
   Administrator Fees Waived................................       --             --              --            --            --
   Transfer Agent Fees -- Trust Shares......................        7              7               8             7             7
   Transfer Agent Fees -- Investor Shares...................       57             15              91             9            12
   Transfer Agent Fees -- Flex Shares.......................       20             11              15             7             7
   Transfer Agent Out of Pocket Fees........................       44              8              32             3             2
   Printing Expenses........................................       36              2              27             3             3
   Custody Fees.............................................       35              7              27             3            46
   Professional Fees........................................       40              7              32             3             3
   Trustee Fees.............................................        7              2               7             1             1
   Registration Fees........................................       28              9              15             3            --
   Distribution Fees -- Investor Shares.....................      221             40             650             7            11
   Distribution Fees Waived-- Investor Shares...............      (28)           (16)           (122)           (6)           (6)
   Distribution Fees -- Flex Shares.........................      171             32              79           163             5
   Distribution Fees Waived-- Flex Shares...................       (2)           (12)             (6)         (151)           (5)
   Insurance and Other Fees.................................       36             11              48             7             6
   Amortization of Deferred Organization Costs..............        5             --               3            --             2
                                                             --------        -------        --------       -------        ------
   Total Expenses...........................................    6,871          1,700           7,557           551           459
                                                             --------        -------        --------       -------        ------
   Net Investment Income (Loss).............................   17,365            570           4,519         1,548           276
                                                             --------        -------        --------       -------        ------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Securities Sold..............   78,206         13,686          84,826         4,180         2,757
   Net Realized Loss on Foreign Currency Transactions.......       --             --              --            --            --
   Net Change in Unrealized Appreciation (Depreciation) on
     Foreign Currency and Translation of Other Assets and
     Liabilities in Foreign Currency........................       --             --              --            --            (8)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments.........................................   45,290          3,434          37,060         4,390        (1,293)
                                                             --------        -------        --------       -------        ------
   Net Increase (Decrease) in Net Assets from Operations.... $140,861        $17,690        $126,405       $10,118        $1,732
                                                             ========        =======        ========       =======        ======

Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

68 & 69

STATEMENT OF OPERATIONS (000)
================================================================================
STI CLASSIC FUNDS  FOR THE PERIOD ENDED NOVEMBER 30, 1996              UNAUDITED


                                                             INTERNATIONAL                INVESTMENT GRADE     FLORIDA     TENNESSEE
                                                                EQUITY         SUNBELT       TAX-EXEMPT      TAX-EXEMPT   TAX-EXEMPT
                                                                 FUND        EQUITY FUND      BOND FUND       BOND FUND    BOND FUND
                                                               --------       --------        --------       --------      --------
                                                               06/01/96-      06/01/96        06/01/96-       06/01/96-    06/01/96-
                                                               11/30/96       11/30/96        11/30/96        11/30/96     11/30/96
                                                               --------       --------        --------        --------     --------
Income:
   Interest Income.........................................     $   391       $    139         $4,047          $1,048        $140
   Dividend Income.........................................       2,126          1,236             --              --          --
   Less Foreign Taxes Withheld.............................        (163)            --             --              --          --
                                                                -------       --------         ------          ------        ----
   Total Investment Income.................................       2,354          1,375          4,047           1,048         140
                                                                -------       --------         ------          ------        ----
Expenses:
   Investment Advisory Fees................................       1,690          2,440            634             132          18
   Investment Advisory Fees Waived.........................         (58)          (213)           (93)            (39)        (18)
   Contribution from Advisor...............................          --             --             --              --          (8)
   Administrator Fees......................................          92            145             58              14           2
   Administrator Fees Waived...............................          --             --             --              --          --
   Transfer Agent Fees -- Trust Shares.....................           8              7              8               8           8
   Transfer Agent Fees -- Investor Shares..................           8             24             21               7           6
   Transfer Agent Fees -- Flex Shares......................           8              7              5               7           6
   Transfer Agent Out of Pocket Fees.......................           6             12              3               1          --
   Printing Expenses.......................................           8             11              7               1          --
   Custody Fees............................................         176              9              4               1          --
   Professional Fees.......................................           8             12              5               2          --
   Trustee Fees............................................           1              2              1              --          --
   Registration Fees.......................................          40             11              5               7           1
   Distribution Fees -- Investor Shares....................           7             60             77               3           1
   Distribution Fees Waived-- Investor Shares..............          (4)           (20)           (23)             (3)         --
   Distribution Fees -- Flex Shares........................           9             20             27              13          11
   Distribution Fees Waived-- Flex Shares..................          (6)            (6)            (8)            (10)         --
   Insurance and Other Fees................................          10             12              7               1          --
   Amortization of Deferred Organization Costs.............           1             --              3              --          --
                                                                -------       --------         ------          ------        ----
   Total Expenses..........................................       2,004          2,533            741             145          27
                                                                -------       --------         ------          ------        ----
   Net Investment Income (Loss)............................         350         (1,158)         3,306             903         113
                                                                -------       --------         ------          ------        ----
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Securities Sold.............       7,778         12,133          1,496             (45)        (14)
   Net Realized Loss on Foreign Currency Transactions......        (393)            --             --              --
   Net Change in Unrealized Appreciation (Depreciation) on
     Foreign Currency and Translation of Other Assets and
     Liabilities in Foreign Currency.......................          18             --             --              --          --
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments........................................      17,616        (27,631)         4,490           1,725         203
                                                                -------       --------         ------          ------        ----
   Net Increase (Decrease) in Net Assets from Operations...     $25,369       $(16,656)        $9,292          $2,583        $302
                                                                =======       ========         ======          ======        ====

Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000) (concluded)
================================================================================
STI CLASSIC FUNDS  FOR THE PERIOD ENDED NOVEMBER 30, 1996              UNAUDITED

                                                                                                   SHORT-TERM
                                                             GEORGIA    INVESTMENT                U.S. TREASURY    LIMITED-TERM
                                                           TAX-EXEMPT   GRADE BOND   SHORT-TERM    SECURITIES    FEDERAL MORTGAGE
                                                            BOND FUND      FUND       BOND FUND       FUND        SECURITIES FUND
                                                            --------     --------     --------      --------         --------
                                                            06/01/96-    06/01/96-    06/01/96-     06/01/96-        06/01/96-
                                                            11/30/96     11/30/96     11/30/96      11/30/96         11/30/96
                                                            --------     --------     --------      --------         --------
Interest Income                                              $  854       $21,292      $3,021         $610            $3,035
                                                             ------       -------      ------         ----            ------
Expenses:
   Investment Advisory Fees...............................      113         2,367         327           68               304
   Investment Advisory Fees Waived........................      (37)         (300)        (72)         (35)              (67)
   Contributions from Advisor.............................       --            --          --           --                --
   Administrator Fees.....................................       12           218          34            7                32
   Administrator Fees Waived..............................       --            --          --           --                --
   Transfer Agent Fees -- Trust Shares....................        7             8           9            8                 7
   Transfer Agent Fees -- Investor Shares.................        6            26           7            7                 7
   Transfer Agent Fees -- Flex Shares.....................        7             9           6            6                 6
   Transfer Agent Out of Pocket Fees......................        1            18           3            1                 3
   Printing Expenses......................................        1            18           3            1                 2
   Custody Fees...........................................        1            16           2           --                 2
   Professional Fees......................................        1            19           2           --                 2
   Trustee Fees...........................................       --             3           1           --                --
   Registration Fees......................................        7            13           4            2                 5
   Distribution Fees -- Investor Shares...................        3            79           3            4                 3
   Distribution Fees Waived -- Investor Shares............       (3)          (32)         (3)          (4)               (3)
   Distribution Fees -- Flex Shares.......................       24            26           5           14                 8
   Distribution Fees Waived -- Flex Shares................      (10)          (12)         (5)         (13)               (8)
   Insurance and Other Fees...............................        1            28           9            8                10
   Amortization of Deferred Organization Costs............       --             3           2            4                 2
                                                             ------       -------      ------         ----            ------
   Total Expenses.........................................      134         2,507         337           78               315
                                                             ------       -------      ------         ----            ------
Net Investment Income.....................................      720        18,785       2,684          532             2,720
                                                             ------       -------      ------         ----            ------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Securities Sold............      (30)       (4,875)        (45)           8                34
   Net Change in Unrealized Appreciation
     on Investments.......................................    1,255        26,851       1,878          275             1,405
                                                             ------       -------      ------         ----            ------
Net Increase in Net Assets from Operations................   $1,945       $40,761      $4,517         $815            $4,159
                                                             ======       =======      ======         ====            ======

Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

70 &71

STATEMENT OF OPERATIONS (000) (concluded)
================================================================================
STI CLASSIC FUNDS  FOR THE PERIOD ENDED NOVEMBER 30, 1996              UNAUDITED

                                                                                                                TAX-EXEMPT
                                                                 U.S.         PRIME QUALITY    U.S. GOVERNMENT     MONEY
                                                              GOVERNMENT      MONEY MARKET    SECURITIES MONEY    MARKET
                                                            SECURITIES FUND       FUND           MARKET FUND       FUND
                                                               --------         --------          --------       --------
                                                               06/01/96-        06/01/96-         06/01/96-      06/01/96-
                                                               11/30/96         11/30/96          11/30/96       11/30/96
                                                               --------         --------          --------       --------
Interest Income                                                 $  645           $39,690            $9,895        $7,744
                                                                ------           -------            ------        ------
Expenses:
   Investment Advisory Fees...............................          70             4,720             1,214         1,223
   Investment Advisory Fees Waived........................         (27)           (1,094)             (266)         (344)
   Contributions from Advisor.............................          --                --                --            --
   Administrator Fees.....................................           6               494               127           152
   Administrator Fees Waived..............................          --              (116)               (7)           --
   Transfer Agent Fees -- Trust Shares....................           8                 8                 8             8
   Transfer Agent Fees -- Investor Shares.................           6                22                14            12
   Transfer Agent Fees -- Flex Shares.....................           7                --                --            --
   Transfer Agent Out of Pocket Fees......................           1                35                11            12
   Printing Expenses......................................          --                33                11            12
   Custody Fees...........................................          --                27                10            11
   Professional Fees......................................          --                36                12            12
   Trustee Fees...........................................          --                 6                 2             2
   Registration Fees......................................           1                44                 1            14
   Distribution Fees -- Investor Shares...................           5               253                53            73
   Distribution Fees Waived -- Investor Shares............          (4)              (61)              (21)          (27)
   Distribution Fees -- Flex Shares.......................          16                --                --            --
   Distribution Fees Waived -- Flex Shares................          (7)               --                --            --
   Insurance and Other Fees...............................           8                34                19            12
   Amortization of Deferred Organization Costs............           1                 3                 3             3
                                                                ------           -------            ------        ------
   Total Expenses.........................................          91             4,444             1,191         1,175
                                                                ------           -------            ------        ------
Net Investment Income.....................................         554            35,246             8,704         6,569
                                                                ------           -------            ------        ------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Securities Sold............          --              (124)              (90)            6
   Net Change in Unrealized Appreciation
     on Investments.......................................         804                --                --            --
                                                                ------           -------            ------        ------
Net Increase in Net Assets from Operations................      $1,358           $35,122            $8,614        $6,575
                                                                ======           =======            ======        ======

Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================
STI CLASSIC FUNDS  FOR THE PERIOD ENDED NOVEMBER 30, 1996              UNAUDITED

                                                  VALUE INCOME          MID-CAP EQUITY
                                                  STOCK FUND                FUND           CAPITAL GROWTH FUND      BALANCED FUND
                                              --------------------- --------------------- --------------------- --------------------
                                              06/01/96-   06/01/95- 06/01/96-   06/01/95- 06/01/96-   06/01/95- 06/01/96-  06/01/95-
                                              11/30/96    05/31/96  11/30/96    05/31/96  11/30/96    05/31/96  11/30/96   05/31/96
                                              ---------- ---------- ---------- ---------- ---------- ---------- --------- ---------
Operations:
  Net Investment Income (Loss)............... $   17,365 $   33,101  $    570  $  1,365   $    4,519 $    9,278  $  1,548  $  3,088
  Net Realized Gain (Loss) on Investments....     78,206    196,134    13,686    29,513       84,826    224,050     4,180    11,091
  Net Realized Loss on Foreign Currency
    Transactions.............................         --         --        --        --           --         --        --        --
  Net Change in Unrealized Appreciation
    (Depreciation) on Foreign Currency
    and Translation of Other Assets and
    Liabilities in Foreign Currency..........         --         --        --        --           --         --        --        --
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments............     45,290     60,796     3,434    12,518       37,060     63,301     4,390     1,891
                                              ---------- ----------  --------  --------   ---------- ----------  --------  --------
    Increase (Decrease) in Net Assets from
      Operations.............................    140,861    290,031    17,690    43,396      126,405    296,629    10,118    16,070
                                              ---------- ----------  --------  --------   ---------- ----------  --------  --------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares.............................    (14,873)   (29,124)     (781)   (1,285)      (4,152)    (9,644)   (1,425)   (2,933)
    Investor Shares..........................     (1,324)    (2,618)      (17)      (30)        (198)      (570)      (66)     (115)
    Flex Shares..............................       (243)      (206)       --        (1)          --         (5)      (33)      (31)
  Capital Gains:
    Trust Shares.............................         --    (92,363)       --   (13,072)          --    (41,659)       --      (904)
    Investor Shares..........................         --     (9,853)       --      (922)          --     (7,343)       --       (44)
    Flex Shares..............................         --     (1,106)       --      (167)          --       (227)       --       (18)
                                              ---------- ----------  --------  --------   ---------- ----------  --------  --------
  Total Distributions........................    (16,440)  (135,270)     (798)  (15,477)      (4,350)   (59,448)   (1,524)   (4,045)
                                              ---------- ----------  --------  --------   ---------- ----------  --------  --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued..............    172,052    371,542    47,185   133,402      143,556    187,108    21,627    54,735
    Reinvestment of Cash Distributions.......     11,241    111,671       477    13,361        3,219     48,431     1,387     3,784
    Cost of Shares Repurchased...............   (174,438)  (369,739)  (46,656)  (44,487)    (201,528)  (439,271)  (31,225)  (47,301)
                                              ---------- ----------  --------  --------   ---------- ----------  --------  --------
  Increase (Decrease) in Net Assets From
    Trust Share Transactions.................      8,855    113,474     1,006   102,276      (54,753)  (203,732)   (8,211)   11,218
                                              ---------- ----------  --------  --------   ---------- ----------  --------  --------
  Investor Shares:
    Proceeds from Shares Issued..............     13,374     31,177     3,434    10,027        9,889     21,971       909     1,315
    Reinvestment of Cash Distributions.......      1,300     12,291        17       948          195      7,818        64       155
    Cost of Shares Repurchased...............    (10,323)   (19,420)   (2,840)   (2,010)     (17,441)   (34,867)     (485)     (844)
                                              ---------- ----------  --------  --------   ---------- ----------  --------  --------
  Increase (Decrease) in Net Assets From
    Investor Share Transactions..............      4,351     24,048       611     8,965       (7,357)    (5,078)      488       626
                                              ---------- ----------  --------  --------   ---------- ----------  --------  --------
  Flex Shares:
    Proceeds from Shares Issued..............     16,297     24,893     2,516     5,125        9,430     10,505     1,184     3,359
    Reinvestment of Cash Distributions.......        239      1,301        --       163           --        230        33        49
    Cost of Shares Repurchased...............     (2,187)    (1,416)     (527)     (450)      (1,089)      (641)     (325)     (428)
                                              ---------- ----------  --------  --------   ---------- ----------  --------  --------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions..................     14,349     24,778     1,989     4,838        8,341     10,094       892     2,980
                                              ---------- ----------  --------  --------   ---------- ----------  --------  --------
    Increase (Decrease) in Net Assets From
      Share Transactions.....................     27,555    162,300     3,606   116,079      (53,769)  (198,716)   (6,831)   14,824
                                              ---------- ----------  --------  --------   ---------- ----------  --------  --------
      Total Increase (Decrease) in
        Net Assets...........................    151,976    317,061    20,498   143,998       68,286     38,465     1,763    26,849
                                              ---------- ----------  --------  --------   ---------- ----------  --------  --------
Net Assets:
  Beginning of Period........................  1,401,294  1,084,233   276,905   132,907    1,183,545  1,145,080   119,665    92,816
                                              ---------- ----------  --------  --------   ---------- ----------  --------  --------
  End of Period.............................. $1,553,270 $1,401,294  $297,403  $276,905   $1,251,831 $1,183,545  $121,428  $119,665
                                              ========== ==========  ========  ========   ========== ==========  ========  ========
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued............................     13,100     29,898     3,761    10,952        9,550     13,624     1,846     4,974
    Shares Issued in Lieu of Cash
      Distributions..........................        854      9,282        38     1,144          212      3,617       119       346
    Shares Redeemed..........................    (13,224)   (30,154)   (3,695)   (3,620)     (13,229)   (32,204)   (2,696)   (4,335)
                                              ---------- ----------  --------  --------   ---------- ----------  --------  --------
  Net Trust Share Transactions...............        730      9,026       104     8,476       (3,467)   (14,963)     (731)      985
                                              ---------- ----------  --------  --------   ---------- ----------  --------  --------
  Investor Shares:
    Shares Issued............................      1,018      2,522       277       824          655      1,605        78       119
    Shares Issued in Lieu of Cash
      Distributions..........................         99      1,023         1        82           13        585         5        14
    Shares Redeemed..........................       (784)    (1,569)     (225)     (165)      (1,153)    (2,576)      (41)      (76)
                                              ---------- ----------  --------  --------   ---------- ----------  --------  --------
  Net Investor Share Transactions                    333      1,976        53       741         (485)      (386)       42        57
                                              ---------- ----------  --------  --------   ---------- ----------  --------  --------
  Flex Shares:
    Shares Issued............................      1,242      2,014       203       419          626        768       101       305
    Shares Issued in Lieu of Cash
      Distributions..........................         18        108        --        14           --         17         3         5
    Shares Redeemed..........................       (165)      (113)      (42)      (37)         (71)       (46)      (28)      (38)
                                              ---------- ----------  --------  --------   ---------- ----------  --------  --------
  Net Flex Share Transactions................      1,095      2,009       161       396          555        739        76       272
                                              ========== ==========  ========  ========   ========== ==========  ========  ========

*Commencement of operations.
Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================
STI CLASSIC FUNDS  FOR THE PERIOD ENDED NOVEMBER 30, 1996              UNAUDITED

                                                  INTERNATIONAL          INTERNATIONAL
                                                     EQUITY                 EQUITY
                                                   INDEX FUND                FUND              SUNBELT EQUITY FUND
                                               ---------------------  ----------------------  ----------------------
                                               06/01/96-   06/01/95-  06/01/96    12/01/95-*  06/01/96-     06/01/95-
                                               11/30/96    05/31/96   11/30/96    05/31/96    11/30/96      05/31/96
                                               ---------  ----------  ----------  ----------  ----------   ----------
Operations:
  Net Investment Income (Loss)...............   $   276     $   800    $    350    $    986    $ (1,158)    $ (1,275)
  Net Realized Gain (Loss) on Investments....     2,757       1,134       7,778       4,059      12,133       39,898
  Net Realized Loss on Foreign Currency
    Transactions.............................        --          --        (393)       (265)         --           --
Net Change in Unrealized Appreciation
    (Depreciation) on Foreign Currency
    and Translation of Other Assets and
    Liabilities in Foreign Currency..........        (8)         (7)         18         (10)         --           --
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments............    (1,293)      6,362      17,616      13,617     (27,631)       84,777
                                                --------     -------    --------   --------    --------      --------
    Increase (Decrease) in Net Assets from
      Operations.............................     1,732       8,289      25,369      18,387     (16,656)      123,400
                                                --------     -------    --------   --------    --------      --------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares.............................        --      (1,048)         --          --          --            --
    Investor Shares..........................        --         (59)         --          --          --            --
    Flex Shares..............................        --          (7)         --          --          --            --
  Capital Gains:
    Trust Shares.............................        --        (743)         --          --          --        (5,188)
    Investor Shares..........................        --         (43)         --          --          --          (426)
    Flex Shares..............................        --          (6)         --          --          --           (20)
                                                --------     -------    --------   --------    --------      --------
  Total Distributions........................        --      (1,906)         --          --          --        (5,634)
                                                --------     -------    --------   --------    --------      --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued..............      9,561     62,965      131,204    212,805      97,164       132,237
    Reinvestment of Cash Distributions.......         --      1,417           --         --          --         4,956
    Cost of Shares Repurchased...............    (36,830)   (68,891)     (43,383)   (17,640)    (80,512)      (92,700)
                                                --------     -------    --------   --------    --------      --------
  Increase (Decrease) in Net Assets From
    Trust Share Transactions.................    (27,269)    (4,509)      87,821    195,165      16,652        44,493
                                                --------     -------    --------   --------    --------      --------
  Investor Shares:
    Proceeds from Shares Issued..............      1,397      3,017        2,557      3,467       3,719         5,187
    Reinvestment of Cash Distributions.......         --        101           --         --          --           426
    Cost of Shares Repurchased...............     (1,273)    (1,782)        (484)      (220)     (2,578)       (7,209)
                                                --------     -------    --------   --------    --------      --------
  Increase (Decrease) in Net Assets From
    Investor Share Transactions..............        124      1,336        2,073      3,247       1,141        (1,596)
                                                --------     -------    --------   --------    --------      --------
  Flex Shares:
    Proceeds from Shares Issued..............        224        992        1,471        911       2,731         2,489
    Reinvestment of Cash Distributions.......         --         13           --         --          --            20
    Cost of Shares Repurchased...............       (175)      (127)         (76)        (3)       (442)         (123)
                                                --------     -------    --------   --------    --------      --------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions..................         49        878        1,395        908       2,289         2,386
                                                --------     -------    --------   --------    --------      --------
    Increase (Decrease) in Net Assets From
      Share Transactions.....................    (27,096)     (2,295)     91,289    199,320      20,082        45,283
                                                --------     -------    --------   --------    --------      --------
      Total Increase (Decrease) in
        Net Assets...........................    (25,364)      4,088     116,658    217,707       3,426       163,049
                                                --------     -------    --------   --------    --------      --------
Net Assets:
  Beginning of Period........................     97,494      93,406     217,707         --     444,137       281,088
                                                --------     -------    --------   --------    --------      --------
  End of Period..............................   $ 72,130     $97,494    $334,365   $217,707    $447,563      $444,137
                                                ========     =======    ========   ========    ========      ========
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued............................        869       5,971      11,355     20,338       7,328        10,848
    Shares Issued in Lieu of Cash
      Distributions..........................         --         134          --         --          --           437
    Shares Redeemed..........................     (3,381)     (6,536)     (3,701)    (1,635)     (6,077)       (7,882)
                                                --------     -------    --------   --------    --------      --------
  Net Trust Share Transactions...............     (2,512)       (431)      7,654     18,703       1,251         3,403
                                                --------     -------    --------   --------    --------      --------
  Investor Shares:
    Shares Issued............................        129         286         223        324         283           428
    Shares Issued in Lieu of Cash
      Distributions..........................         --          10          --         --          --            38
    Shares Redeemed..........................       (118)       (170)        (42)       (21)       (197)         (614)
                                                --------     -------    --------   --------    --------      --------
  Net Investor Share Transactions                     11         126         181        303          86          (148)
                                                --------     -------    --------   --------    --------      --------
  Flex Shares:
    Shares Issued............................         21          95         129         84         207           202
    Shares Issued in Lieu of Cash
      Distributions..........................         --           1          --         --          --             2
    Shares Redeemed..........................        (16)        (12)         (7)        --         (34)          (10)
                                                --------     -------    --------   --------    --------      --------
  Net Flex Share Transactions................          5          84         122         84         173           194
                                                ========     =======    ========   ========    ========      ========

*Commencement of operations.
Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                          72 & 73

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================
STI CLASSIC FUNDS  FOR THE PERIOD ENDED NOVEMBER 30, 1996              UNAUDITED

                                                                              FLORIDA                TENNESSEE
                                                INVESTMENT GRADE TAX-        TAX-EXEMPT              TAX-EXEMPT
                                                  EXEMPT BOND FUND            BOND FUND              BOND FUND
                                               -----------------------  ----------------------  ---------------------
                                               06/01/96-     06/01/95-  06/01/96-    06/01/95-  06/01/96-    06/01/95-
                                               11/30/96      05/31/96   11/30/96     05/31/96   11/30/96     05/31/96
                                               ----------   ----------  ----------  ----------  ----------  ---------
Operations:
  Net Investment Income (Loss)...............   $  3,306      $  5,851  $   903       $ 1,235    $  113       $  185
  Net Realized Gain (Loss) on Investments....      1,496         5,634      (45)          220       (14)          13
  Net Realized Loss on Foreign Currency
    Transactions.............................         --            --       --            --        --           --
Net Change in Unrealized Appreciation
    (Depreciation) on Foreign Currency
    and Translation of Other Assets and
    Liabilities in Foreign Currency..........         --            --       --            --        --           --
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments............      4,490        (3,672)   1,725          (723)      203          (96)
                                                --------      --------  -------       -------    ------       ------
    Increase (Decrease) in Net Assets from
      Operations.............................      9,292         7,813    2,583           732       302          102
                                                --------      --------  -------       -------    ------       ------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares.............................     (2,583)       (4,292)    (774)         (996)      (40)         (80)
    Investor Shares..........................       (642)       (1,492)     (81)         (171)      (32)         (54)
    Flex Shares..............................        (83)         (120)     (52)          (65)      (41)         (51)
  Capital Gains:
    Trust Shares.............................         --        (3,335)      --          (111)       --           --
    Investor Shares..........................         --        (1,295)      --           (21)       --           --
    Flex Shares..............................         --          (137)      --           (10)       --           --
                                                --------      --------  -------       -------    ------       ------
  Total Distributions........................     (3,308)      (10,671)    (907)       (1,374)     (113)        (185)
                                                --------      --------  -------       -------    ------       ------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued..............     24,677        87,347    8,484        30,124       187          414
    Reinvestment of Cash Distributions.......        662         4,062       99           228        19           36
    Cost of Shares Repurchased...............    (23,151)      (42,946)  (3,238)       (9,139)     (429)        (264)
                                                --------      --------  -------       -------    ------       ------
  Increase (Decrease) in Net Assets From
    Trust Share Transactions.................      2,188        48,463    5,345        21,213      (223)         186
                                                --------      --------  -------       -------    ------       ------
  Investor Shares:
    Proceeds from Shares Issued..............        938         4,535      334         1,865       155          668
    Reinvestment of Cash Distributions.......        554         2,347       61           127        25           35
    Cost of Shares Repurchased...............     (5,813)      (10,550)  (1,077)       (1,235)     (181)        (333)
                                                --------      --------  -------       -------    ------       ------
  Increase (Decrease) in Net Assets From
    Investor Share Transactions..............     (4,321)       (3,668)    (682)          757        (1)         370
                                                --------      --------  -------       -------    ------       ------
  Flex Shares:
    Proceeds from Shares Issued..............        935         6,823      246         2,844       539        2,235
    Reinvestment of Cash Distributions.......         77           222       38            50        26           36
    Cost of Shares Repurchased...............     (1,623)       (1,413)    (398)         (153)     (389)        (215)
                                                --------      --------  -------       -------    ------       ------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions..................       (611)        5,632     (114)        2,741       176        2,056
                                                --------      --------  -------       -------    ------       ------
    Increase (Decrease) in Net Assets From
      Share Transactions.....................     (2,744)       50,427    4,549        24,711       (48)       2,612
                                                --------      --------  -------       -------    ------       ------
      Total Increase (Decrease) in
        Net Assets...........................      3,240        47,569    6,225        24,069       141        2,529
                                                --------      --------  -------       -------    ------       ------
Net Assets:
  Beginning of Period........................    167,470       119,901   37,507        13,438     5,363        2,834
                                                --------      --------  -------       -------    ------       ------
  End of Period..............................   $170,710      $167,470  $43,732       $37,507    $5,504       $5,363
                                                ========      ========  ========      =======    ======       ======
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued............................      2,210         7,736      834         2,945        20           43
    Shares Issued in Lieu of Cash
      Distributions..........................         59           362       10            22         2            4
    Shares Redeemed..........................     (2,064)       (3,816)    (319)         (902)      (45)         (28)
                                                --------      --------  -------       -------    ------       ------
  Net Trust Share Transactions...............        205         4,282      525         2,065       (23)          19
                                                --------      --------  -------       -------    ------       ------
  Investor Shares:
    Shares Issued............................         84           401       33           182        16           70
    Shares Issued in Lieu of Cash
      Distributions..........................         49           208        6            12         3            4
    Shares Redeemed..........................       (516)         (934)    (106)         (120)      (19)         (35)
                                                --------      --------  -------       -------    ------       ------
  Net Investor Share Transactions                   (383)         (325)     (67)            74       --           39
                                                --------      --------  -------       -------    ------       ------
  Flex Shares:
    Shares Issued............................         84           603       24           277        57          233
    Shares Issued in Lieu of Cash
      Distributions..........................          7            20        4             5         3            4
    Shares Redeemed..........................       (145)         (125)     (39)          (15)      (41)         (23)
                                                --------      --------  -------       -------    ------       ------
  Net Flex Share Transactions................        (54)          498      (11)          267        19          214
                                                ========      ========  =======       =======    =======      ======

*Commencement of operations.
Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                          72 & 73

STATEMENT OF CHANGES IN NET ASSETS (000) (concluded)
================================================================================
STI CLASSIC FUNDS  FOR THE YEAR ENDED NOVEMBER 30, 1996                UNAUDITED

                                                                 GEORGIA
                                                                TAX-EXEMPT           INVESTMENT GRADE        SHORT-TERM BOND
                                                                 BOND FUND              BOND FUND                  FUND
                                                            ---------------------  ---------------------  ---------------------
                                                            06/01/96-   06/01/95-  06/01/96-   06/01/95-  06/01/96-   06/01/95-
                                                            11/30/96    05/31/96   11/30/96    05/31/96   11/30/96    05/31/96
                                                            ---------- ----------  ---------- ----------  ---------- ----------
Operations:
  Net Investment Income ..................................   $   720     $   971    $ 18,785   $ 35,694    $ 2,684    $ 4,224
  Net Realized Gain (Loss) on Investments ................       (30)        330      (4,875)    19,716        (45)     1,358
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments........................................     1,255        (789)     26,851    (32,383)     1,878     (2,395)
                                                             -------     -------    --------   --------    -------    -------
      Increase in Net Assets from Operations .............     1,945         512      40,761     23,027      4,517      3,187
                                                             -------     -------    --------   --------    -------    -------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares .........................................      (567)       (747)    (17,646)   (33,703)    (2,599)    (4,065)
    Investor Shares ......................................       (69)       (139)     (1,003)    (1,908)       (63)      (133)
    Flex Shares ..........................................       (84)        (88)       (130)      (114)       (26)       (26)
  Capital Gains:
    Trust Shares .........................................        --         (26)         --         --         --       (124)
    Investor Shares ......................................        --          (6)         --         --         --         (4)
    Flex Shares ..........................................        --          (4)         --         --         --         (1)
                                                             -------     -------    --------   --------    -------    -------
      Total Distributions ................................      (720)     (1,010)    (18,779)   (35,725)    (2,688)    (4,353)
                                                             -------     -------    --------   --------    -------    -------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ..........................     9,891      17,893      90,768    203,235     23,771     60,843
    Reinvestment of Cash Distributions ...................       294         215      13,957     26,403      1,654      2,588
    Cost of Shares Redeemed ..............................    (4,184)     (7,944)   (113,835)  (161,583)   (24,794)   (32,113)
                                                             -------     -------    --------   --------    -------    -------
  Increase (Decrease) in Net Assets From Trust
    Share Transactions....................................     6,001      10,164      (9,110)    68,055        631     31,318
                                                             -------     -------    --------   --------    -------    -------
  Investor Shares:
    Proceeds from Shares Issued ..........................        62         661       3,378      8,832        245        642
    Reinvestment of Cash Distributions ...................        61         109         902      1,510         52         90
    Cost of Shares Redeemed ..............................      (229)       (596)     (4,467)    (7,248)      (859)      (606)
                                                             -------     -------    --------   --------    -------    -------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions....................................      (106)        174        (187)     3,094       (562)       126
                                                             -------     -------    --------   --------    -------    -------
  Flex Shares:
    Proceeds from Shares Issued ..........................       856       4,355       1,737      5,179        297      1,014
    Reinvestment of Cash Distributions ...................        74          75         114         88         23         22
    Cost of Shares Redeemed ..............................      (312)       (150)       (955)      (508)      (243)       (53)
                                                             -------     -------    --------   --------    -------    -------
  Increase (Decrease) in Net Assets From Flex
    Share Transactions....................................       618       4,280         896      4,759         77        983
                                                             -------     -------    --------   --------    -------    -------
    Increase (Decrease) in Net Assets From
      Share Transactions..................................     6,513      14,618      (8,401)    75,908        146     32,427
                                                             -------     -------    --------   --------    -------    -------
      Total Increase (Decrease) in Net Assets ............     7,738      14,120      13,581     63,210      1,975     31,261
                                                             -------     -------    --------   --------    -------    -------
Net Assets:
  Beginning of Period ....................................    30,575      16,455     640,290    577,080     94,822     63,561
                                                             -------     -------    --------   --------    -------    -------
  End of Period ..........................................   $38,313     $30,575    $653,871   $640,290    $96,797    $94,822
                                                             =======     =======    ========   ========    =======    =======
(1) Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ........................................     1,023       1,832       8,942     19,682      2,399      6,066
    Shares Issued in Lieu of Cash Distributions ..........        30          22       1,379      2,550        167        258
    Shares Redeemed ......................................      (430)       (823)    (11,233)   (15,629)    (2,499)    (3,190)
                                                             -------     -------    --------   --------    -------    -------
      Net Trust Share Transactions .......................       623       1,031        (912)     6,603         67      3,134
                                                             -------     -------    --------   --------    -------    -------
  Investor Shares:
    Shares Issued ........................................         6          68         333        856         25         64
    Shares Issued in Lieu of Cash Distributions ..........         6          11          89        146          5          9
    Shares Redeemed ......................................       (23)        (61)       (441)      (701)       (87)       (60)
                                                             -------     -------    --------   --------    -------    -------
      Net Investor Share Transactions ....................       (11)         18         (19)       301        (57)        13
                                                             -------     -------    --------   --------    -------    -------
  Flex Shares:
    Shares Issued ........................................        89         448         171        499         30        101
    Shares Issued in Lieu of Cash Distributions ..........         7           8          11          8          2          2
    Shares Redeemed ......................................       (32)        (15)        (94)       (49)       (24)        (5)
                                                             -------     -------    --------   --------    -------    -------
      Net Flex Share Transactions ........................        64         441          88        458          8         98
                                                             =======     =======    ========   ========    =======    =======

  Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  74 & 75

STATEMENT OF CHANGES IN NET ASSETS (000) (concluded)
================================================================================
STI CLASSIC FUNDS  FOR THE YEAR ENDED NOVEMBER 30, 1996                UNAUDITED

                                                           SHORT-TERM U.S. TREASURY     LIMITED-TERM FEDERAL      U. S. GOVERNMENT
                                                                SECURITIES FUND       MORTGAGE SECURITIES FUND     SECURITIES FUND
                                                             --------------------     ------------------------  --------------------
                                                             06/01/96-   06/01/95-    06/01/96-      06/01/95-  06/01/96- 06/01/95-
                                                             11/30/96    05/31/96     11/30/96       05/31/96   11/30/96  05/31/96
                                                             ---------- ----------    ----------    ----------  --------------------
Operations:
  Net Investment Income ..................................     $   532   $   915        $  2,720     $  3,181    $   554   $   602
  Net Realized Gain (Loss) on Investments ................           8        95              34          389         --       (24)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments........................................         275      (294)          1,405       (1,359)       804      (557)
                                                               -------   -------        --------     --------    -------   -------
      Increase in Net Assets from Operations .............         815       716           4,159        2,211      1,358        21
                                                               -------   -------        --------     --------    -------   -------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares .........................................        (365)     (551)         (2,605)      (3,012)      (399)     (453)
    Investor Shares ......................................        (103)     (308)            (75)         (68)       (76)      (68)
    Flex Shares ..........................................         (64)      (56)            (42)         (37)       (80)      (81)
  Capital Gains:
    Trust Shares .........................................          --        --              --           --         --       (18)
    Investor Shares ......................................          --        --              --           --         --        (3)
    Flex Shares ..........................................          --        --              --           --         --        (5)
                                                               -------   -------        --------     --------    -------   -------
      Total Distributions ................................        (532)     (915)         (2,722)      (3,117)      (555)     (628)
                                                               -------   -------        --------     --------    -------   -------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ..........................       9,911     5,744          40,353       46,841      7,372     9,824
    Reinvestment of Cash Distributions ...................         167       334           1,740        1,846        134       144
    Cost of Shares Redeemed ..............................      (2,251)   (5,409)        (14,633)     (16,287)    (2,483)   (2,556)
                                                               -------   -------        --------     --------    -------   -------
  Increase (Decrease) in Net Assets From Trust
    Share Transactions....................................       7,827       669          27,460       32,400      5,023     7,412
                                                               -------   -------        --------     --------    -------   -------
  Investor Shares:
    Proceeds from Shares Issued ..........................         355       966             916        2,404        867     2,290
    Reinvestment of Cash Distributions ...................         102       278              68           51         70        50
    Cost of Shares Redeemed ..............................        (574)   (4,147)           (815)        (533)      (824)     (456)
                                                               -------   -------        --------     --------    -------   -------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions....................................        (117)   (2,903)            169        1,922        113     1,884
                                                               -------   -------        --------     --------    -------   -------
  Flex Shares:
    Proceeds from Shares Issued ..........................         586     2,603             391        1,538        543     3,019
    Reinvestment of Cash Distributions ...................          53        39              35           27         66        59
    Cost of Shares Redeemed ..............................        (685)     (188)           (124)        (196)      (479)     (148)
                                                               -------   -------        --------     --------    -------   -------
  Increase (Decrease) in Net Assets From Flex
    Share Transactions....................................         (46)    2,454             302        1,369        130     2,930
                                                               -------   -------        --------     --------    -------   -------
    Increase (Decrease) in Net Assets From
      Share Transactions..................................       7,664       220          27,931       35,691      5,266    12,226
                                                               -------   -------        --------     --------    -------   -------
      Total Increase (Decrease) in Net Assets ............       7,947        21          29,368       34,785      6,069    11,619
                                                               -------   -------        --------     --------    -------   -------
Net Assets:
  Beginning of Period ....................................      16,764    16,743          77,231       42,446     15,499     3,880
                                                               -------   -------        --------     --------    -------   -------
  End of Period ..........................................     $24,711   $16,764        $106,599     $ 77,231    $21,568   $15,499
                                                               =======   =======        ========     ========    =======   =======
(1) Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ........................................       1,003       579           4,028        4,639        737       952
    Shares Issued in Lieu of Cash Distributions ..........          16        34             174          182         13        14
    Shares Redeemed ......................................        (227)     (547)         (1,461)      (1,610)      (248)     (249)
                                                               -------   -------        --------     --------    -------   -------
      Net Trust Share Transactions .......................         792        66           2,741        3,211        502       717
                                                               -------   -------        --------     --------    -------   -------
  Investor Shares:
    Shares Issued ........................................          36        97              92          238         87       225
    Shares Issued in Lieu of Cash Distributions ..........          10        28               7            5          7         5
    Shares Redeemed ......................................         (58)     (418)            (82)         (53)       (82)      (45)
                                                               -------   -------        --------     --------    -------   -------
      Net Investor Share Transactions ....................         (12)     (293)             17          190         12       185
                                                               -------   -------        --------     --------    -------   -------
  Flex Shares:
    Shares Issued ........................................          60       262              39          152         55       294
    Shares Issued in Lieu of Cash Distributions ..........           5         4               3            2          6         6
    Shares Redeemed ......................................         (69)      (19)            (12)         (19)       (48)      (15)
                                                               -------   -------        --------     --------    -------   -------
      Net Flex Share Transactions ........................          (4)      247              30          135         13       285
                                                               =======   =======        ========     ========    =======   =======

  Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  74 & 75

STATEMENT OF CHANGES IN NET ASSETS (000) (concluded)
================================================================================
STI CLASSIC FUNDS  FOR THE YEAR ENDED NOVEMBER 30, 1996                UNAUDITED

                                                                PRIME QUALITY U.S.    GOVERNMENT SECURITIES        TAX-EXEMPT
                                                                MONEY MARKET FUND       MONEY MARKET FUND       MONEY MARKET FUND
                                                              ----------------------  ---------------------  ----------------------
                                                              06/01/96-    06/01/95-  06/01/96-   06/01/95-  06/01/96-    06/01/95-
                                                              11/30/96     05/31/96   11/30/96    05/31/96   11/30/96     05/31/96
                                                              ----------  ----------  ---------  ----------  ----------  ----------
Operations:
  Net Investment Income ..................................    $   35,246  $   54,132   $  8,704   $  20,311   $   6,569   $  12,217
  Net Realized Gain (Loss) on Investments ................          (124)        (82)       (90)         90           6           9
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments........................................            --          --         --          --          --          --
                                                              ----------  ----------   --------   ---------   ---------   ---------
      Increase in Net Assets from Operations .............        35,122      54,050      8,614      20,401       6,575      12,226
                                                              ----------  ----------   --------   ---------   ---------   ---------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares .........................................       (29,264)    (44,689)    (7,282)    (17,516)     (5,171)     (9,342)
    Investor Shares ......................................        (5,982)     (9,442)    (1,422)     (2,795)     (1,398)     (2,872)
    Flex Shares ..........................................            --          --         --          --          --          --
  Capital Gains:
    Trust Shares .........................................            --          --         --          --          --          --
    Investor Shares ......................................            --          --         --          --          --          --
    Flex Shares ..........................................            --          --         --          --          --          --
                                                              ----------  ----------   --------   ---------   ---------   ---------
      Total Distributions ................................       (35,246)    (54,131)    (8,704)    (20,311)     (6,569)    (12,214)
                                                              ----------  ----------   --------   ---------   ---------   ---------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ..........................     1,338,414   2,131,623    307,109   1,156,411     390,461     719,678
    Reinvestment of Cash Distributions ...................           957       1,223        127          60          --           3
    Cost of Shares Redeemed ..............................    (1,163,710) (1,881,171)  (302,683) (1,265,169)   (346,040)   (661,491)
                                                              ----------  ----------   --------   ---------   ---------   ---------
  Increase (Decrease) in Net Assets From Trust
    Share Transactions....................................       175,661     251,675      4,553    (108,698)     44,421      58,190
                                                              ----------  ----------   --------   ---------   ---------   ---------
  Investor Shares:
    Proceeds from Shares Issued ..........................       458,737   1,012,310     90,573     231,451     130,321     322,435
    Reinvestment of Cash Distributions ...................         4,970       8,255      1,255       2,414       1,311       2,480
    Cost of Shares Redeemed ..............................      (389,083)   (962,468)   (91,864)   (221,906)   (131,550)   (317,341)
                                                              ----------  ----------   --------   ---------   ---------   ---------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions....................................        74,624      58,097        (36)     11,959          82       7,574
                                                              ----------  ----------   --------   ---------   ---------   ---------
  Flex Shares:
    Proceeds from Shares Issued ..........................            --          --         --          --          --          --
    Reinvestment of Cash Distributions ...................            --          --         --          --          --          --
    Cost of Shares Redeemed ..............................            --          --         --          --          --          --
                                                              ----------  ----------   --------   ---------   ---------   ---------
  Increase (Decrease) in Net Assets From Flex
    Share Transactions....................................            --          --         --          --          --          --
                                                              ----------  ----------   --------   ---------   ---------   ---------
    Increase (Decrease) in Net Assets From
      Share Transactions..................................       250,285     309,772      4,517     (96,739)     44,503      65,764
                                                              ----------  ----------   --------   ---------   ---------   ---------
      Total Increase (Decrease) in Net Assets ............       250,161     309,691      4,427     (96,649)     44,509      65,776
                                                              ----------  ----------   --------   ---------   ---------   ---------
Net Assets:
  Beginning of Period ....................................     1,266,496     956,805    384,101     480,750     368,836     303,060
                                                              ----------  ----------   --------   ---------   ---------   ---------
  End of Period ..........................................    $1,516,657  $1,266,496   $388,528   $ 384,101   $ 413,345   $ 368,836
                                                              ==========  ==========   ========   =========   =========   =========
(1) Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ........................................     1,338,414   2,131,623    307,109   1,156,411     390,461     719,678
    Shares Issued in Lieu of Cash Distributions ..........           957       1,223        127          60          --           3
    Shares Redeemed ......................................    (1,163,710) (1,881,171)  (302,683) (1,265,169)   (346,040)   (661,491)
                                                              ----------  ----------   --------   ---------   ---------   ---------
      Net Trust Share Transactions .......................       175,661     251,675      4,553    (108,698)     44,421      58,190
                                                              ----------  ----------   --------   ---------   ---------   ---------
  Investor Shares:
    Shares Issued ........................................       458,737   1,012,310     90,573     231,451     130,321     322,435
    Shares Issued in Lieu of Cash Distributions ..........         4,970       8,255      1,255       2,414       1,311       2,480
    Shares Redeemed ......................................      (389,083)   (962,468)   (91,864)   (221,906)   (131,550)   (317,341)
                                                              ----------  ----------   --------   ---------   ---------   ---------
      Net Investor Share Transactions ....................        74,624      58,097        (36)     11,959          82       7,574
                                                              ----------  ----------   --------   ---------   ---------   ---------
  Flex Shares:
    Shares Issued ........................................            --          --         --          --          --          --
    Shares Issued in Lieu of Cash Distributions ..........            --          --         --          --          --          --
    Shares Redeemed ......................................            --          --         --          --          --          --
                                                              ----------  ----------   --------   ---------   ---------   ---------
      Net Flex Share Transactions ........................            --          --         --          --          --          --
                                                              ==========  ==========   ========   =========   =========   =========

  Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  74 & 75

FINANCIAL HIGHLIGHTS
================================================================================
STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH NOVEMBER 30, 1996
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                          UNAUDITED


                                                               NET REALIZED AND
                                                     NET       UNREALIZED GAINS
                             NET ASSET VALUE     INVESTMENT        (LOSSES)        DISTRIBUTIONS FROM      DISTRIBUTIONS FROM
                           BEGINNING OF PERIOD  INCOME (LOSS)   ON INVESTMENTS    NET INVESTMENT INCOME  REALIZED CAPITAL GAINS
                           -------------------  ------------   ----------------   ---------------------  ----------------------
VALUE INCOME STOCK FUND
Trust Shares
           1996**                $13.15           $ 0.16           $ 1.13               $(0.15)              $   --
           1996                   11.59             0.35             2.71                (0.34)               (1.16)
           1995                   10.54             0.32             1.56                (0.32)               (0.51)
           1994                   10.23             0.29             0.70                (0.32)               (0.36)
           1993(1)                10.00             0.11             0.16                (0.04)                  --
Investor Shares
           1996**                $13.13           $ 0.14           $ 1.13               $(0.13)              $   --
           1996                   11.58             0.30             2.71                (0.30)               (1.16)
           1995                   10.52             0.28             1.56                (0.27)               (0.51)
           1994                   10.23             0.26             0.67                (0.27)               (0.37)
           1993(2)                 9.73             0.09             0.44                (0.03)                  --
Flex Shares
           1996**                $13.08           $ 0.09           $ 1.12               $(0.09)              $   --
           1996(3)                11.59             0.26             2.65                (0.26)               (1.16)
MID-CAP EQUITY FUND (A)
Trust Shares
           1996**                $12.76           $ 0.03           $ 0.76               $(0.04)              $   --
           1996                   11.00             0.08             2.63                (0.08)               (0.87)
           1995                    9.85             0.08             1.15                (0.08)                  --
           1994(4)                10.00             0.02            (0.16)               (0.01)                  --
Investor Shares
           1996**                $12.74           $   --           $ 0.76               $(0.01)              $   --
           1996                   10.99             0.03             2.62                (0.03)               (0.87)
           1995                    9.84             0.03             1.15                (0.03)                  --
           1994(5)                10.00             0.01            (0.17)                  --                   --
Flex Shares
           1996**                $12.69           $(0.05)          $ 0.76               $   --               $   --
           1996(6)                11.13               --             2.45                (0.02)               (0.87)
CAPITAL GROWTH FUND
Trust Shares
           1996**                $14.90           $ 0.07           $ 1.57               $(0.07)              $   --
           1996                   12.18             0.12             3.32                (0.13)               (0.59)
           1995                   11.99             0.16             0.57                (0.14)               (0.40)
           1994                   11.95             0.16             0.31                (0.17)               (0.26)
           1993(7)                10.36             0.12             1.57                (0.10)                  --
Investor Shares
           1996**                $14.89           $ 0.03           $ 1.55               $(0.02)              $   --
           1996                   12.17             0.03             3.32                (0.04)               (0.59)
           1995                   11.98             0.09             0.57                (0.07)               (0.40)
           1994                   11.93             0.09             0.31                (0.09)               (0.26)
           1993(8)                10.00             0.06             1.93                (0.06)                  --
Flex Shares
           1996**                $14.84           $(0.03)          $ 1.57               $   --               $   --
           1996(3)                12.20             0.02             3.26                (0.05)               (0.59)
BALANCED FUND
Trust Shares
           1996**                $11.55           $ 0.17           $ 0.90               $(0.16)              $   --
           1996                   10.26             0.33             1.41                (0.34)               (0.11)
           1995                    9.76             0.33             0.49                (0.32)                  --
           1994(9)                10.00             0.11            (0.29)               (0.06)                  --
Investor Shares
           1996**                $11.60           $ 0.15           $ 0.91               $(0.15)              $   --
           1996                   10.30             0.30             1.41                (0.30)               (0.11)
           1995                    9.79             0.28             0.51                (0.28)                  --
           1994(10)               10.00             0.03            (0.24)                  --                   --
Flex Shares
           1996**                $11.53           $ 0.10           $ 0.91               $(0.11)              $   --
           1996(11)               10.36             0.24             1.29                (0.25)               (0.11)

  *  Annualized.
 **  For the semi-annual period ended November 30, 1996. All ratios for the period have been annualized.
***  Average commission rate paid per share for security purchases and sales during the period.
     Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
  +  Returns are for the period indicated and have not been annualized.
 (1) Commenced operations on February 12, 1993.
 (2) Commenced operations on February 17, 1993.
 (3) Commenced operations on June 1, 1995.
 (4) Commenced operations on February 2, 1994.
 (5) Commenced operations on February 1, 1994.
 (6) Commenced operations on June 5, 1995.
 (7) Commenced operations on July 1, 1992.
 (8) Commenced operations on June 9, 1992.
 (9) Commenced operations on January 3, 1994.
(10) Commenced operations on January 4, 1994.
(11) Commenced operations on June 14, 1995.
 (A) During the fiscal year ended May 31, 1996, the Aggressive Growth Fund changed its name to the Mid-Cap Equity Fund.
 (B) Total return figures do not reflect applicable sales loads.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     76 & 77

FINANCIAL HIGHLIGHTS
================================================================================
STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH NOVEMBER 30, 1996
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                          UNAUDITED

                                                                                                                  RATIO OF
                                                                                              RATIO OF           EXPENSES TO
                             NET ASSET               NET ASSETS        RATIO OF            NET INVESTMENT    AVERAGE NET ASSETS
                             VALUE END     TOTAL       END OF         EXPENSES TO         INCOME (LOSS) TO   (EXCLUDING WAIVERS
                             OF PERIOD   RETURN (B)  PERIOD (000)  AVERAGE NET ASSETS   AVERAGE NET ASSETS   AND REIMBURSEMENTS)
                             ---------   ---------   -----------   ------------------   ------------------   ------------------
VALUE INCOME STOCK FUND
Trust Shares
           1996**              $14.29       9.96%+    $1,362,540         0.90%                2.50%                 0.90%
           1996                 13.15      27.91%      1,244,399         0.92%                2.86%                 0.92%
           1995                 11.59      19.06%        991,977         0.95%                3.16%                 0.95%
           1994                 10.54       9.95%        573,082         0.88%                3.21%                 0.97%
           1993(1)              10.23       9.05%*       137,761         0.80%*               4.32%*                0.96%*
Investor Shares
           1996**              $14.27       9.77%+    $  146,627         1.30%                2.10%                 1.34%
           1996                 13.13      27.39%        130,597         1.30%                2.47%                 1.37%
           1995                 11.58      18.71%         92,256         1.30%                2.80%                 1.41%
           1994                 10.52       9.27%         60,589         1.25%                2.80%                 1.44%
           1993(2)              10.23      19.42%*        24,779         1.15%*               4.51%*                1.63%*
Flex Shares
           1996**              $14.20       9.36%+    $   44,103         2.00%                1.43%                 2.01%
           1996(3)              13.08      26.52%*        26,298         2.00%*               1.72%*                2.15%*
MID-CAP EQUITY FUND (A)
Trust Shares
           1996**              $13.51       6.20%+    $  270,201         1.15%                0.46%                 1.25%
           1996                 12.76      25.54%        253,905         1.15%                0.70%                 1.29%
           1995                 11.00      12.56%        125,562         1.15%                0.88%                 1.32%
           1994(4)               9.85      (1.39%)+       57,036         1.15%*               1.20%*                1.68%*
Investor Shares
           1996**              $13.49       5.98%+    $   19,739         1.60%                0.01%                 1.87%
           1996                 12.74      24.93%         17,971         1.60%                0.25%                 1.96%
           1995                 10.99      11.96%          7,345         1.60%                0.43%                 2.27%
           1994(5)               9.84      (1.60%)+        3,004         1.60%*               0.74%*                4.60%*
Flex Shares
           1996**              $13.40       5.59%+    $    7,463         2.20%               (0.60%)                2.67%
           1996(6)              12.69      23.00%*         5,029         2.20%*              (0.37%)*               3.04%*
CAPITAL GROWTH FUND
Trust Shares
           1996**              $16.47      11.00%+    $1,027,487         1.15%                0.88%                 1.25%
           1996                 14.90      28.97%        981,498         1.15%                0.90%                 1.27%
           1995                 12.18       6.63%        984,205         1.15%                1.38%                 1.28%
           1994                 11.99       3.87%        891,870         1.15%                1.25%                 1.29%
           1993(7)              11.95      17.90%*       507,692         1.15%*               1.43%*                1.28%*
Investor Shares
           1996**              $16.45      10.59%+    $  203,154         1.80%                0.24%                 2.03%
           1996                 14.89      28.18%        191,078         1.80%                0.24%                 2.08%
           1995                 12.17       5.93%        160,875         1.80%                0.73%                 2.10%
           1994                 11.98       3.26%        170,795         1.80%                0.64%                 2.11%
           1993(8)              11.93      20.49%*       131,858         1.80%*               0.81%*                2.06%*
Flex Shares
           1996**              $16.38      10.38%+    $   21,190         2.27%               (0.24%)                2.44%
           1996(3)              14.84      27.48%*        10,969         2.27%*              (0.29%)*               2.68%*
BALANCED FUND
Trust Shares
           1996**              $12.46       9.41%+    $  111,307         0.95%                2.87%                 1.07%
           1996                 11.55      17.26%        111,638         0.95%                3.00%                 1.09%
           1995                 10.26       8.72%         89,051         0.95%                3.44%                 1.11%
           1994(9)               9.76      (1.78%)+       90,579         0.95%*               2.76%*                1.25%*
Investor Shares
           1996**              $12.51       9.22%+    $    5,801         1.25%                2.58%                 1.59%
           1996                 11.60      16.88%          4,896         1.25%                2.70%                 1.89%
           1995                 10.30       8.29%          3,765         1.25%                3.17%                 1.80%
           1994(10)              9.79      (2.10%)+        2,311         1.25%*               2.46%*                4.91%*
Flex Shares
           1996**              $12.43       8.83%+    $    4,320         2.00%                1.83%                 2.45%
           1996(11)             11.53      15.58%*         3,131         2.00%*               1.85%*                2.97%*

  *  Annualized.
 **  For the semi-annual period ended November 30, 1996. All ratios for the period have been annualized.
***  Average commission rate paid per share for security purchases and sales during the period.
     Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
  +  Returns are for the period indicated and have not been annualized.
 (1) Commenced operations on February 12, 1993.
 (2) Commenced operations on February 17, 1993.
 (3) Commenced operations on June 1, 1995.
 (4) Commenced operations on February 2, 1994.
 (5) Commenced operations on February 1, 1994.
 (6) Commenced operations on June 5, 1995.
 (7) Commenced operations on July 1, 1992.
 (8) Commenced operations on June 9, 1992.
 (9) Commenced operations on January 3, 1994.
(10) Commenced operations on January 4, 1994.
(11) Commenced operations on June 14, 1995.
 (A) During the fiscal year ended May 31, 1996, the Aggressive Growth Fund changed its name to the Mid-Cap Equity Fund.
 (B) Total return figures do not reflect applicable sales loads.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     76 & 77

FINANCIAL HIGHLIGHTS
================================================================================
STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH NOVEMBER 30, 1996
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                          UNAUDITED


                                  RATIO OF
                               NET INVESTMENT
                              INCOME (LOSS) TO
                             AVERAGE NET ASSETS   PORTFOLIO    AVERAGE
                             (EXCLUDING WAIVERS    TURNOVER   COMMISSION
                             AND REIMBURSEMENTS)     RATE        RATE***
                             ------------------   ---------   ----------
VALUE INCOME STOCK FUND
Trust Shares
           1996**                   2.50%             40.23%    $0.0599
           1996                     2.86%            133.99%      n/a
           1995                     3.16%            125.71%      n/a
           1994                     3.12%            149.28%      n/a
           1993(1)                  4.16%*            34.71%      n/a
Investor Shares
           1996**                   2.06%             40.23%    $0.0599
           1996                     2.40%            133.99%      n/a
           1995                     2.69%            125.71%      n/a
           1994                     2.61%            149.28%      n/a
           1993(2)                  4.04%*            34.71%      n/a
Flex Shares
           1996**                   1.42%             40.23%    $0.0599
           1996(3)                  1.57%*           133.99%      n/a
MID-CAP EQUITY FUND (A)
Trust Shares
           1996**                   0.36%             76.67%    $0.0556
           1996                     0.56%            115.62%      n/a
           1995                     0.71%             65.63%      n/a
           1994(4)                  0.67%*             7.99%      n/a
Investor Shares
           1996**                  (0.26%)            76.67%    $0.0556
           1996                    (0.11%)           115.62%      n/a
           1995                    (0.24%)            65.63%      n/a
           1994(5)                 (2.26%)*            7.99%      n/a
Flex Shares
           1996**                  (1.07%)            76.67%    $0.0556
           1996(6)                 (1.21%)*          115.62%      n/a
CAPITAL GROWTH FUND
Trust Shares
           1996**                   0.78%             64.89%    $0.0570
           1996                     0.78%            156.46%      n/a
           1995                     1.25%            127.79%      n/a
           1994                     1.11%            123.87%      n/a
           1993(7)                  1.30%*            95.02%      n/a
Investor Shares
           1996**                   0.01%             64.89%    $0.0570
           1996                    (0.04%)           156.46%      n/a
           1995                     0.43%            127.79%      n/a
           1994                     0.33%            123.87%      n/a
           1993(8)                  0.55%*            95.02%      n/a
Flex Shares
           1996**                  (0.41%)            64.89%    $0.0570
           1996(3)                 (0.70%)*          156.46%      n/a
BALANCED FUND
Trust Shares
           1996**                   2.75%             82.35%    $0.0571
           1996                     2.86%            154.63%      n/a
           1995                     3.28%            156.61%      n/a
           1994(9)                  2.46%*           105.65%      n/a
Investor Shares
           1996**                   2.24%             82.35%    $0.0571
           1996                     2.06%            154.63%      n/a
           1995                     2.62%            156.61%      n/a
           1994(10)                (1.20%)*          105.65%      n/a
Flex Shares
           1996**                   1.39%             82.35%    $0.0571
           1996(11)                 0.88%*           154.63%      n/a

  *  Annualized.
 ** For the semi-annual period ended November 30, 1996. All ratios for the period have been annualized.
*** Average commission rate paid per share for security purchases and sales during the period.
     Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
  +  Returns are for the period indicated and have not been annualized.
 (1) Commenced operations on February 12, 1993.
 (2) Commenced operations on February 17, 1993.
 (3) Commenced operations on June 1, 1995.
 (4) Commenced operations on February 2, 1994.
 (5) Commenced operations on February 1, 1994.
 (6) Commenced operations on June 5, 1995.
 (7) Commenced operations on July 1, 1992.
 (8) Commenced operations on June 9, 1992.
 (9) Commenced operations on January 3, 1994.
(10) Commenced operations on January 4, 1994.
(11) Commenced operations on June 14, 1995.
 (A) During the fiscal year ended May 31, 1996, the Aggressive Growth Fund changed its name to the Mid-Cap Equity Fund.
 (B) Total return figures do not reflect applicable sales loads.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     76 & 77

================================================================================

STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH NOVEMBER 30, 1996
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                          UNAUDITED



                                                               NET REALIZED AND
                                                     NET       UNREALIZED GAINS
                             NET ASSET VALUE     INVESTMENT        (LOSSES)        DISTRIBUTIONS FROM      DISTRIBUTIONS FROM
                           BEGINNING OF PERIOD  INCOME (LOSS)   ON INVESTMENTS    NET INVESTMENT INCOME  REALIZED CAPITAL GAINS
                           -------------------  ------------   ----------------   ---------------------  ----------------------
INTERNATIONAL EQUITY INDEX FUND
Trust Shares
           1996**                  $10.96           $ 0.03           $ 0.28               $   --               $   --
           1996                     10.24             0.10             0.84                (0.13)               (0.09)
           1995(1)                  10.00             0.08             0.19                (0.02)               (0.01)
Investor Shares
           1996**                  $10.88           $ 0.01           $ 0.27               $   --               $   --
           1996                     10.20             0.05             0.85                (0.13)               (0.09)
           1995(1)                  10.00             0.05             0.17                (0.01)               (0.01)
Flex Shares
           1996**                  $10.87           $(0.02)          $ 0.27               $   --               $   --
           1996(2)                  10.24               --             0.82                (0.10)               (0.09)
INTERNATIONAL EQUITY FUND
Trust Shares
           1996**                  $11.40           $   --           $ 0.96               $   --               $   --
           1996(3)                  10.00             0.05             1.35                   --                   --
Investor Shares
           1996**                  $11.38           $(0.02)          $ 0.96               $   --               $   --
           1996(4)                  10.44             0.04             0.90                   --                   --
Flex Shares
           1996**                  $11.37           $(0.05)          $ 0.94               $   --               $   --
           1996(4)                  10.44             0.02           $ 0.91                   --                   --
SUNBELT EQUITY FUND
Trust Shares
           1996**                  $14.11           $(0.04)          $(0.50)              $   --               $   --
           1996                     10.03            (0.04)            4.32                   --                (0.20)
           1995                      9.70            (0.01)            0.38                   --                (0.04)
           1994(5)                  10.00               --            (0.30)                  --                   --
Investor Shares
           1996**                  $13.95           $(0.11)          $(0.45)              $   --               $   --
           1996                      9.96            (0.11)            4.30                   --                (0.20)
           1995                      9.69            (0.05)            0.36                   --                (0.04)
           1994(6)                  10.00            (0.02)           (0.29)                  --                   --
Flex Shares
           1996**                  $13.97           $(0.12)          $(0.48)              $   --               $   --
           1996(7)                  10.20            (0.07)            4.04                   --                (0.20)
INVESTMENT GRADE TAX-EXEMPT BOND FUND
Trust Shares
           1996**                  $11.10           $ 0.22           $ 0.39               $(0.22)              $   --
           1996                     11.28             0.45             0.19                (0.45)               (0.37)
           1995                     10.68             0.46             0.60                (0.46)                  --
           1994(8)                  11.37             0.22            (0.34)               (0.22)               (0.35)
Investor Shares
           1996**                  $11.12           $ 0.20           $ 0.39               $(0.20)              $   --
           1996                     11.30             0.41             0.19                (0.41)               (0.37)
           1995                     10.69             0.42             0.61                (0.42)                  --
           1994                     10.79             0.33             0.25                (0.33)               (0.35)
           1993(9)                  10.00             0.35             0.82                (0.35)               (0.03)
Flex Shares
           1996**                  $11.11           $ 0.17           $ 0.39               $(0.17)              $   --
           1996(10)                 11.30             0.37             0.18                (0.37)               (0.37)

  *  Annualized.
 **  For the semi-annual period ended November 30, 1996. All ratios for the period have been annualized.
***  Average commission rate paid per share for security purchases and sales during the period.
     Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
  +  Returns are for the period indicated and have not been annualized.
 (1) Commenced operations on June 6, 1994.
 (2) Commenced operations on June 8, 1995.
 (3) Commenced operations on December 1, 1995.
 (4) Commenced operations on January 2, 1996.
 (5) Commenced operations on January 3, 1994.
 (6) Commenced operations on January 4, 1994.
 (7) Commenced operations on June 5, 1995.
 (8) Commenced operations on October 21, 1993.
 (9) Commenced operations on June 9, 1992.
(10) Commenced operations on June 1, 1995.
 (A) Total return figures do not reflect applicable sales loads.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

78 & 79

================================================================================

STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH NOVEMBER 30, 1996
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                          UNAUDITED



                                                                                                     RATIO OF
                                   NET ASSET                NET ASSETS         RATIO OF           NET INVESTMENT
                                   VALUE END      TOTAL       END OF          EXPENSES TO        INCOME (LOSS) TO
                                   OF PERIOD    RETURN (A)  PERIOD (000)  AVERAGE NET ASSETS   AVERAGE NET ASSETS
                                   ---------    ---------   -----------   ------------------   ------------------
INTERNATIONAL EQUITY INDEX FUND
Trust Shares
           1996**                   $11.27        2.83%+     $ 65,267            1.06%                0.71%
           1996                      10.96        9.29%        90,980            1.05%                0.84%
           1995(1)                   10.24        2.69%+       89,446            1.05%*               1.13%*
Investor Shares
           1996**                   $11.16        2.57%+     $  5,874            1.46%                0.19%
           1996                      10.88        8.90%         5,597            1.45%                0.48%
           1995(1)                   10.20        2.18%+        3,960            1.45%*               0.67%*
Flex Shares
           1996**                   $11.12        2.30%+     $    989            2.11%               (0.47%)
           1996(2)                   10.87        8.32%+          917            2.10%*              (0.24%)*
INTERNATIONAL EQUITY FUND
Trust Shares
           1996**                   $12.36        8.42%+     $325,886            1.47%                0.27%
           1996(3)                   11.40       14.00%+      213,306            1.46%*               1.36%*
Investor Shares
           1996**                   $12.32        8.26%+     $  5,953            1.82%               (0.08%)
           1996(4)                   11.38        9.00%+        3,448            1.81%*               1.73%*
Flex Shares
           1996**                   $12.26        7.83%+     $  2,526            2.52%               (0.85%)
           1996(4)                   11.37        8.91%+          953            2.51%*               1.08%*
SUNBELT EQUITY FUND
Trust Shares
           1996**                   $13.57       (3.83%)+    $413,681            1.15%               (0.50%)
           1996                      14.11       43.19%       412,430            1.15%               (0.34%)
           1995                      10.03        3.81%       258,908            1.15%               (0.12%)
           1994(5)                    9.70       (2.99%)+     128,280            1.15%*              (0.19%)*
Investor Shares
           1996**                   $13.39       (4.01%)+    $ 28,980            1.60%               (0.96%)
           1996                      13.95       42.58%        29,002            1.60%               (0.79%)
           1995                       9.96        3.20%        22,180            1.60%               (0.57%)
           1994(6)                    9.69       (3.10%)+      16,077            1.60%*              (0.63%)*
Flex Shares
           1996**                   $13.37       (4.29%)+    $  4,902            2.20%               (1.55%)
           1996(7)                   13.97       39.86%*        2,705            2.20%*              (1.43%)*
INVESTMENT GRADE TAX-EXEMPT BOND FUND
Trust Shares
           1996**                   $11.49        5.59%+     $131,267            0.75%                3.97%
           1996                      11.10        5.82%       124,507            0.75%                4.01%
           1995                      11.28       10.21%        78,208            0.75%                4.34%
           1994(8)                   10.68       (1.10%)+      44,595            0.75%*               3.46%*
Investor Shares
           1996**                   $11.51        5.36%+     $ 34,336            1.15%                3.56%
           1996                      11.12        5.40%        37,427            1.15%                3.61%
           1995                      11.30        9.91%        41,693            1.15%                3.88%
           1994                      10.69        5.37%        46,182            1.14%                2.96%
           1993(9)                   10.79       11.88%*       15,844            1.12%*               3.61%*
Flex Shares
           1996**                   $11.50        5.12%+     $  5,107            1.63%                3.08%
           1996(10)                  11.11        4.91%*        5,536            1.63%*               3.12%*

  *  Annualized.
 **  For the semi-annual period ended November 30, 1996. All ratios for the period have been annualized.
***  Average commission rate paid per share for security purchases and sales during the period.
     Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
  +  Returns are for the period indicated and have not been annualized.
 (1) Commenced operations on June 6, 1994.
 (2) Commenced operations on June 8, 1995.
 (3) Commenced operations on December 1, 1995.
 (4) Commenced operations on January 2, 1996.
 (5) Commenced operations on January 3, 1994.
 (6) Commenced operations on January 4, 1994.
 (7) Commenced operations on June 5, 1995.
 (8) Commenced operations on October 21, 1993.
 (9) Commenced operations on June 9, 1992.
(10) Commenced operations on June 1, 1995.
 (A) Total return figures do not reflect applicable sales loads.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

78 & 79

================================================================================

STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH NOVEMBER 30, 1996
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                          UNAUDITED

                                                              RATIO OF
                                         RATIO OF          NET INVESTMENT
                                        EXPENSES TO       INCOME (LOSS) TO
                                    AVERAGE NET ASSETS   AVERAGE NET ASSETS   PORTFOLIO    AVERAGE
                                    (EXCLUDING WAIVERS   (EXCLUDING WAIVERS    TURNOVER   COMMISSION
                                    AND REIMBURSEMENTS)  AND REIMBURSEMENTS)     RATE        RATE***
                                    ------------------   ------------------   ---------   ----------
INTERNATIONAL EQUITY INDEX FUND
Trust Shares
           1996**                          1.13%                 0.64%           1.58%      $0.0223
           1996                            1.19%                 0.70%          30.46%        n/a
           1995(1)                         1.31%*                0.87%*         10.37%        n/a
Investor Shares
           1996**                          1.93%                (0.28%)          1.58%      $0.0223
           1996                            2.06%                (0.13%)         30.46%        n/a
           1995(1)                         2.44%*               (0.32%)*        10.37%        n/a
Flex Shares
           1996**                          3.58%                (1.94%)          1.58%      $0.0223
           1996(2)                         4.14%*               (2.28%)*        30.46%        n/a
INTERNATIONAL EQUITY FUND
Trust Shares
           1996**                          1.51%                 0.23%          76.47%      $0.0282
           1996(3)                         1.65%*                1.17%*        113.34%        n/a
Investor Shares
           1996**                          2.20%                (0.46%)         76.47%      $0.0282
           1996(4)                         3.14%*                0.40%*        113.34%        n/a
Flex Shares
           1996**                          3.46%                (1.79%)         76.47%      $0.0282
           1996(4)                         5.86%*               (2.27%)*       113.34%        n/a
SUNBELT EQUITY FUND
Trust Shares
           1996**                          1.25%                (0.60%)         46.01%      $0.0636
           1996                            1.28%                (0.47%)        106.27%        n/a
           1995                            1.30%                (0.27%)         80.03%        n/a
           1994(5)                         1.58%*               (0.62%)*        21.42%        n/a
Investor Shares
           1996**                          1.85%                (1.21%)         46.01%      $0.0636
           1996                            1.93%                (1.12%)        106.27%        n/a
           1995                            1.98%                (0.95%)         80.03%        n/a
           1994(6)                         2.04%*               (1.07%)*        21.42%        n/a
Flex Shares
           1996**                          2.60%                (1.95%)         46.01%      $0.0636
           1996(7)                         3.62%*               (2.85%)*       106.27%        n/a
INVESTMENT GRADE TAX-EXEMPT BOND FUND
Trust Shares
           1996**                          0.86%                 3.86%         244.41%        n/a
           1996                            0.89%                 3.87%         513.90%        n/a
           1995                            0.91%                 4.18%         591.91%        n/a
           1994(8)                         0.95%*                3.26%*        432.46%        n/a
Investor Shares
           1996**                          1.39%                 3.32%         244.41%        n/a
           1996                            1.42%                 3.34%         513.90%        n/a
           1995                            1.43%                 3.60%         591.91%        n/a
           1994                            1.51%                 2.59%         432.46%        n/a
           1993(9)                         1.83%*                2.90%*        344.87%        n/a
Flex Shares
           1996**                          2.04%                 2.67%         244.41%        n/a
           1996(10)                        2.25%*                2.50%*        513.90%        n/a

  *  Annualized.
 **  For the semi-annual period ended November 30, 1996. All ratios for the period have been annualized.
***  Average commission rate paid per share for security purchases and sales during the period.
     Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
  +  Returns are for the period indicated and have not been annualized.
 (1) Commenced operations on June 6, 1994.
 (2) Commenced operations on June 8, 1995.
 (3) Commenced operations on December 1, 1995.
 (4) Commenced operations on January 2, 1996.
 (5) Commenced operations on January 3, 1994.
 (6) Commenced operations on January 4, 1994.
 (7) Commenced operations on June 5, 1995.
 (8) Commenced operations on October 21, 1993.
 (9) Commenced operations on June 9, 1992.
(10) Commenced operations on June 1, 1995.
 (A) Total return figures do not reflect applicable sales loads.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

78 & 79

================================================================================

STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH NOVEMBER 30, 1996
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                          UNAUDITED



                                                               NET REALIZED AND
                                                     NET       UNREALIZED GAINS
                             NET ASSET VALUE     INVESTMENT        (LOSSES)        DISTRIBUTIONS FROM      DISTRIBUTIONS FROM
                           BEGINNING OF PERIOD     INCOME       ON INVESTMENTS    NET INVESTMENT INCOME  REALIZED CAPITAL GAINS
                           -------------------  ------------   ----------------   ---------------------  ----------------------
FLORIDA TAX-EXEMPT BOND FUND
Trust Shares
           1996**                  $10.06           $ 0.23           $ 0.42               $(0.23)              $   --
           1996                     10.18             0.46            (0.07)               (0.46)               (0.05)
           1995                      9.75             0.44             0.43                (0.44)                  --
           1994(1)                  10.00             0.13            (0.25)               (0.13)                  --
Investor Shares
           1996**                  $10.07           $ 0.22           $ 0.41               $(0.22)              $   --
           1996                     10.18             0.44            (0.06)               (0.44)               (0.05)
           1995                      9.75             0.42             0.43                (0.42)                  --
           1994(2)                  10.00             0.13            (0.25)               (0.13)                  --
Flex Shares
           1996**                  $10.08           $ 0.20           $ 0.42               $(0.20)              $   --
           1996(3)                  10.19             0.39            (0.06)               (0.39)               (0.05)
TENNESSEE TAX-EXEMPT BOND FUND
Trust Shares
           1996**                  $ 9.40           $ 0.21           $ 0.33               $(0.21)              $   --
           1996                      9.50             0.43            (0.11)               (0.42)                  --
           1995                      9.22             0.44             0.28                (0.44)                  --
           1994(4)                  10.00             0.12            (0.77)               (0.13)                  --
Investor Shares
           1996**                  $ 9.42           $ 0.21           $ 0.33               $(0.21)              $   --
           1996                      9.53             0.41            (0.10)               (0.42)                  --
           1995                      9.23             0.44             0.29                (0.43)                  --
           1994(5)                  10.00             0.13            (0.77)               (0.13)                  --
Flex Shares
           1996**                  $ 9.41           $ 0.18           $ 0.32               $(0.18)              $   --
           1996(6)                   9.59             0.37            (0.18)               (0.37)                  --
GEORGIA TAX-EXEMPT BOND FUND
Trust Shares
           1996**                  $ 9.56           $ 0.21           $ 0.33               $(0.21)              $   --
           1996                      9.63             0.43            (0.05)               (0.43)               (0.02)
           1995                      9.42             0.42             0.21                (0.42)                  --
           1994 (2)                 10.00             0.14            (0.58)               (0.14)                  --
Investor Shares
           1996**                  $ 9.58           $ 0.20           $ 0.32               $(0.20)              $   --
           1996                      9.65             0.41            (0.05)               (0.41)               (0.02)
           1995                      9.44             0.40             0.21                (0.40)                  --
           1994 (5)                 10.00             0.13            (0.56)               (0.13)                  --
Flex Shares
           1996**                  $ 9.56           $ 0.17           $ 0.33               $(0.17)              $   --
           1996(7)                   9.72             0.36            (0.14)               (0.36)               (0.02)
INVESTMENT GRADE BOND FUND
Trust Shares
           1996**                  $10.07           $ 0.30           $ 0.35               $(0.30)              $   --
           1996                     10.26             0.60            (0.19)               (0.60)                  --
           1995                      9.89             0.61             0.37                (0.61)                  --
           1994                     10.45             0.50            (0.36)               (0.50)               (0.20)
           1993(8)                  10.09             0.45             0.36                (0.45)                  --
Investor Shares
           1996**                  $10.06           $ 0.28           $ 0.36               $(0.28)              $   --
           1996                     10.26             0.56            (0.20)               (0.56)                  --
           1995                      9.89             0.57             0.38                (0.58)                  --
           1994                     10.44             0.46            (0.35)               (0.46)               (0.20)
           1993(9)                  10.00             0.44             0.44                (0.44)                  --
Flex Shares
           1996**                  $10.07           $ 0.26           $ 0.36               $(0.26)              $   --
           1996(10)                 10.33             0.52            (0.26)               (0.52)                  --


  *  Annualized.
 **  For the semi-annual period ended November 30, 1996. All ratios for the period have been annualized.
  +  Returns are for the period indicated and have not been annualized.
 (1) Commenced operations on January 25, 1994.
 (2) Commenced operations on January 18, 1994.
 (3) Commenced operations on June 1, 1995.
 (4) Commenced operations on January 27, 1994.
 (5) Commenced operations on January 19, 1994.
 (6) Commenced operations on June 5, 1995.
 (7) Commenced operations on June 6, 1995.
 (8) Commenced operations on July 16, 1992.
 (9) Commenced operations on June 11, 1992.
(10) Commenced operations on June 7, 1995.
(A) Total return figures do not reflect applicable sales loads.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

80 & 81

================================================================================

STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH NOVEMBER 30, 1996
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                          UNAUDITED



                                                                                                 RATIO OF
                                 NET ASSET                NET ASSETS        RATIO OF          NET INVESTMENT
                                 VALUE END     TOTAL        END OF         EXPENSES TO           INCOME TO
                                 OF PERIOD   RETURN (A)  PERIOD (000)  AVERAGE NET ASSETS   AVERAGE NET ASSETS
                                 ---------   ---------   -----------   ------------------   ------------------
FLORIDA TAX-EXEMPT BOND FUND
Trust Shares
           1996**                  $10.48      6.55%+      $ 37,559           0.65%                4.51%
           1996                     10.06      3.87%         30,790           0.65%                4.49%
           1995                     10.18      9.26%         10,118           0.65%                4.63%
           1994(1)                   9.75     (1.19%)+        3,192           0.65%*               3.86%*
Investor Shares
           1996**                  $10.48      6.34%+      $  3,488           0.85%                4.30%
           1996                     10.07       3.76%         4,025           0.85%                4.28%
           1995                     10.18       9.04%         3,320           0.85%                4.36%
           1994(2)                   9.75      (1.22%)+       2,280           0.85%*               3.67%*
Flex Shares
           1996**                  $10.50       6.18%+     $  2,685           1.35%                3.80%
           1996(3)                  10.08       3.27%*        2,692           1.35%*               3.79%*
TENNESSEE TAX-EXEMPT BOND FUND
Trust Shares
           1996**                  $ 9.73       5.86%+     $  1,661           0.65%                4.50%
           1996                      9.40       3.43%         1,823           0.65%                4.49%
           1995                      9.50       8.17%         1,664           0.65%                4.90%
           1994(4)                   9.22      (6.52%)+         594           0.65%*               4.24%*
Investor Shares
           1996**                  $ 9.75       5.74%+     $  1,573           0.85%                4.30%
           1996                      9.42       3.28%         1,523           0.85%                4.29%
           1995                      9.53       8.24%         1,170           0.85%                4.70%
           1994(5)                   9.23      (6.39%)+       1,127           0.85%*               3.74%*
Flex Shares
           1996**                  $ 9.73       5.38%+     $  2,270           1.35%                3.80%
           1996(6)                   9.41       1.98%*        2,017           1.34%*               3.80%*
GEORGIA TAX-EXEMPT BOND FUND
Trust Shares
           1996**                  $ 9.89       5.67%+     $ 29,901           0.65%                4.26%
           1996                      9.56       3.89%        22,950           0.65%                4.36%
           1995                      9.63       6.94%        13,187           0.65%                4.56%
           1994 (2)                  9.42      (4.43%)+       4,338           0.65%*               4.12%*
Investor Shares
           1996**                  $ 9.90       5.45%+     $  3,426           0.85%                4.06%
           1996                      9.58       3.69%         3,418           0.85%                4.17%
           1995                      9.65       6.70%         3,268           0.85%                4.31%
           1994 (5)                  9.44      (4.29%)+       3,300           0.85%*               3.93%*
Flex Shares
           1996**                  $ 9.89       5.31%+     $  4,986           1.35%                3.56%
           1996(7)                   9.56       2.25%*        4,207           1.35%*               3.66%*
INVESTMENT GRADE BOND FUND
Trust Shares
           1996**                  $10.42       6.56%+     $610,949           0.75%                5.89%
           1996                     10.07       4.02%       599,514           0.75%                5.81%
           1995                     10.26      10.39%       543,308           0.75%                6.22%
           1994                      9.89       1.17%       460,538           0.75%                4.77%
           1993(8)                  10.45       9.34%*      336,132           0.74%*               5.14%*
Investor Shares
           1996**                  $10.42       6.46%+     $ 37,222           1.15%                5.49%
           1996                     10.06       3.50%        36,155           1.15%                5.40%
           1995                     10.26      10.04%        33,772           1.15%                5.79%
           1994                      9.89       0.86%        35,775           1.14%                4.39%
           1993(9)                  10.44       9.21%*       24,375           1.14%*               4.75%*
Flex Shares
           1996**                  $10.43       6.21%+     $  5,700           1.64%                5.01%
           1996(10)                 10.07       2.50%*        4,621           1.64%*               4.84%*


  *  Annualized.
 **  For the semi-annual period ended November 30, 1996. All ratios for the period have been annualized.
  +  Returns are for the period indicated and have not been annualized.
 (1) Commenced operations on January 25, 1994.
 (2) Commenced operations on January 18, 1994.
 (3) Commenced operations on June 1, 1995.
 (4) Commenced operations on January 27, 1994.
 (5) Commenced operations on January 19, 1994.
 (6) Commenced operations on June 5, 1995.
 (7) Commenced operations on June 6, 1995.
 (8) Commenced operations on July 16, 1992.
 (9) Commenced operations on June 11, 1992.
(10) Commenced operations on June 7, 1995.
(A) Total return figures do not reflect applicable sales loads.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

80 & 81

================================================================================

STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH NOVEMBER 30, 1996
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                          UNAUDITED

                                                           RATIO OF
                                      RATIO OF          NET INVESTMENT
                                    EXPENSES TO           INCOME TO
                                 AVERAGE NET ASSETS   AVERAGE NET ASSETS   PORTFOLIO
                                 (EXCLUDING WAIVERS   (EXCLUDING WAIVERS    TURNOVER
                                 AND REIMBURSEMENTS)  AND REIMBURSEMENTS)     RATE
                                 ------------------   ------------------   ---------
FLORIDA TAX-EXEMPT BOND FUND
Trust Shares
           1996**                        0.82%              4.34%             57.47%
           1996                          0.88%              4.26%             62.68%
           1995                          1.13%              4.15%            105.01%
           1994(1)                       1.12%*             3.39%*            53.24%
Investor Shares
           1996**                        1.46%              3.69%             57.47%
           1996                          1.36%              3.77%             62.68%
           1995                          1.50%              3.71%            105.01%
           1994(2)                       3.20%*             1.32%*            53.24%
Flex Shares
           1996**                        2.27%              2.88%             57.47%
           1996(3)                       2.54%*             2.60%*            62.68%
TENNESSEE TAX-EXEMPT BOND FUND
Trust Shares
           1996**                        1.63%              3.52%              1.90%
           1996                          1.68%              3.46%             41.00%
           1995                          2.65%              2.90%             27.73%
           1994(4)                       1.43%*             3.46%*            13.05%
Investor Shares
           1996**                        1.79%              3.36%              1.90%
           1996                          2.08%              3.06%             41.00%
           1995                          2.10%              3.45%             27.73%
           1994(5)                       6.60%*            (2.01%)*           13.05%
Flex Shares
           1996**                        2.69%              2.46%              1.90%
           1996(6)                       2.74%*             2.40%*            41.00%
GEORGIA TAX-EXEMPT BOND FUND
Trust Shares
           1996**                        0.84%              4.07%              5.03%
           1996                          0.89%              4.12%             60.02%
           1995                          0.98%              4.23%             24.50%
           1994 (2)                      1.06%*             3.71%*            25.90%
Investor Shares
           1996**                        1.49%              3.42%              5.03%
           1996                          1.41%              3.61%             60.02%
           1995                          1.43%              3.73%             24.50%
           1994 (5)                      2.36%*             2.42%*            25.90%
Flex Shares
           1996**                        6.34%             (1.43%)             5.03%
           1996(7)                       2.35%*             2.66%*            60.02%
INVESTMENT GRADE BOND FUND
Trust Shares
           1996**                        0.85%              5.79%            120.02%
           1996                          0.87%              5.69%            184.33%
           1995                          0.88%              6.09%            237.66%
           1994                          0.88%              4.64%            259.19%
           1993(8)                       0.87%*             5.01%*           299.32%
Investor Shares
           1996**                        1.42%              5.22%            120.02%
           1996                          1.44%              5.11%            184.33%
           1995                          1.49%              5.45%            237.66%
           1994                          1.41%              4.12%            259.19%
           1993(9)                       1.46%*             4.43%*           299.32%
Flex Shares
           1996**                        2.18%              4.47%            120.02%
           1996(10)                      2.49%*             3.99%*           184.33%

  *  Annualized.
 **  For the semi-annual period ended November 30, 1996. All ratios for the period have been annualized.
  +  Returns are for the period indicated and have not been annualized.
 (1) Commenced operations on January 25, 1994.
 (2) Commenced operations on January 18, 1994.
 (3) Commenced operations on June 1, 1995.
 (4) Commenced operations on January 27, 1994.
 (5) Commenced operations on January 19, 1994.
 (6) Commenced operations on June 5, 1995.
 (7) Commenced operations on June 6, 1995.
 (8) Commenced operations on July 16, 1992.
 (9) Commenced operations on June 11, 1992.
(10) Commenced operations on June 7, 1995.
(A) Total return figures do not reflect applicable sales loads.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

80 & 81

================================================================================
STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH NOVEMBER 30, 1996
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                          UNAUDITED



                                                               NET REALIZED AND
                                                     NET       UNREALIZED GAINS
                             NET ASSET VALUE     INVESTMENT        (LOSSES)        DISTRIBUTIONS FROM      DISTRIBUTIONS FROM
                           BEGINNING OF PERIOD     INCOME       ON INVESTMENTS    NET INVESTMENT INCOME  REALIZED CAPITAL GAINS
                           -------------------  ------------   ----------------   ---------------------  ----------------------
SHORT-TERM BOND FUND
Trust Shares
           1996**                 $ 9.86           $ 0.27           $ 0.19               $(0.27)              $   --
           1996                     9.98             0.54            (0.10)               (0.54)               (0.02)
           1995                     9.79             0.53             0.19                (0.53)                  --
           1994                    10.01             0.42            (0.21)               (0.42)               (0.01)
           1993(1)                 10.00             0.08             0.01                (0.08)                  --
Investor Shares
           1996**                 $ 9.88           $ 0.26           $ 0.19               $(0.26)              $   --
           1996                    10.01             0.52            (0.10)               (0.53)               (0.02)
           1995                     9.81             0.51             0.19                (0.50)                  --
           1994                    10.03             0.40            (0.21)               (0.40)               (0.01)
           1993(2)                 10.06             0.06            (0.03)               (0.06)                  --
Flex Shares
           1996**                 $ 9.88           $ 0.24           $ 0.18               $(0.24)              $   --
           1996(3)                 10.02             0.47            (0.12)               (0.47)               (0.02)
SHORT-TERM U.S. TREASURY SECURITIES FUND
Trust Shares
           1996**                 $ 9.84           $ 0.25           $ 0.12               $(0.25)              $   --
           1996                     9.93             0.55            (0.09)               (0.55)                  --
           1995                     9.82             0.47             0.11                (0.47)                  --
           1994                     9.98             0.33            (0.11)               (0.33)               (0.05)
           1993(1)                 10.00             0.07            (0.02)               (0.07)                  --
Investor Shares
           1996**                 $ 9.84           $ 0.25           $ 0.12               $(0.25)              $   --
           1996                     9.94             0.54            (0.10)               (0.54)                  --
           1995                     9.83             0.46             0.11                (0.46)                  --
           1994                     9.99             0.32            (0.12)               (0.31)               (0.05)
           1993(4)                 10.01             0.06            (0.02)               (0.06)                  --
Flex Shares
           1996**                 $ 9.82           $ 0.23           $ 0.12               $(0.23)              $   --
           1996(5)                  9.96             0.48            (0.14)               (0.48)                  --
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Trust Shares
           1996**                 $ 9.99           $ 0.29           $ 0.14               $(0.29)              $   --
           1996                    10.11             0.62            (0.14)               (0.60)                  --
           1995(6)                 10.00             0.58             0.13                (0.60)                  --
Investor Shares
           1996**                 $ 9.97           $ 0.28           $ 0.15               $(0.28)              $   --
           1996                    10.11             0.60            (0.14)               (0.60)                  --
           1995(7)                  9.98             0.58             0.13                (0.58)                  --
Flex Shares
           1996**                 $ 9.99           $ 0.26           $ 0.14               $(0.26)              $   --
           1996(8)                 10.14             0.55            (0.15)               (0.55)                  --

  *  Annualized.
 ** For the semi-annual period ended November 30, 1996. All ratios for the period have been annualized.
  +  Returns are for the period indicated and have not been annualized.
 (1) Commenced operations on March 15, 1993.
 (2) Commenced operations on March 22, 1993.
 (3) Commenced operations on June 20, 1995.
 (4) Commenced operations on March 18, 1993.
 (5) Commenced operations on June 22, 1995.
 (6) Commenced operations on June 7, 1994.
 (7) Commenced operations on July 17, 1994.
 (8) Commenced operations on June 7, 1995.
 (A) Total return figures do not reflect applicable sales loads.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

82 & 83

================================================================================
STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH NOVEMBER 30, 1996
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                          UNAUDITED



                                                                                              RATIO OF
                             NET ASSET               NET ASSETS         RATIO OF           NET INVESTMENT
                             VALUE END     TOTAL       END OF         EXPENSES TO            INCOME TO
                             OF PERIOD   RETURN (A)  PERIOD (000)  AVERAGE NET ASSETS   AVERAGE NET ASSETS
                             ---------   ---------   -----------   ------------------   ------------------
SHORT-TERM BOND FUND
Trust Shares
           1996**              $10.05      4.69%+     $ 93,553           0.65%                 5.34%
           1996                  9.86      4.45%        91,156           0.65%                 5.39%
           1995                  9.98      7.60%        60,952           0.65%                 5.49%
           1994                  9.79      2.02%        34,772           0.65%                 4.15%
           1993(1)              10.01      4.45%*       25,334           0.64%*                3.88%*
Investor Shares
           1996**              $10.07      4.58%+     $  2,181           0.85%                 5.12%
           1996                  9.88      4.23%         2,700           0.85%                 5.20%
           1995                 10.01      7.44%         2,609           0.85%                 5.24%
           1994                  9.81      1.81%         2,381           0.85%                 3.94%
           1993(2)              10.03      1.65%*          716           0.85%*                3.85%*
Flex Shares
           1996**              $10.06      4.30%+     $  1,063           1.20%                 4.79%
           1996(3)               9.88      3.73%*          966           1.20%*                4.77%*
SHORT-TERM U.S. TREASURY SECURITIES FUND
Trust Shares
           1996**              $ 9.96      3.85%+     $ 18,173           0.65%                 5.14%
           1996                  9.84      4.73%        10,149           0.65%                 5.56%
           1995                  9.93      6.11%         9,599           0.65%                 4.91%
           1994                  9.82      2.17%        12,723           0.65%                 3.23%
           1993(1)               9.98      2.22%*       30,336           0.63%*                3.34%*
Investor Shares
           1996**              $ 9.96      3.76%+     $  4,127           0.80%                 4.96%
           1996                  9.84      4.52%         4,192           0.80%                 5.43%
           1995                  9.94      6.03%         7,144           0.80%                 4.74%
           1994                  9.83      2.01%         4,841           0.78%                 3.11%
           1993(4)               9.99      1.84%*        2,423           0.80%*                3.16%*
Flex Shares
           1996**              $ 9.94      3.64%+     $  2,411           1.05%                 4.71%
           1996(5)               9.82      3.72%*        2,423           1.05%*                5.03%*
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Trust Shares
           1996**              $10.13      4.39%+     $102,206           0.65%                 5.82%
           1996                  9.99      4.84%        73,370           0.65%                 6.04%
           1995(6)              10.11      7.50%+       41,823           0.65%*                6.43%*
Investor Shares
           1996**              $10.12      4.37%+     $  2,719           0.90%                 5.56%
           1996                  9.97      4.59%         2,512           0.90%                 5.75%
           1995(7)              10.11      7.45%+          623           0.90%*                6.27%*
Flex Shares
           1996**              $10.13      4.09%+     $  1,674           1.25%                 5.22%
           1996(8)               9.99      4.10%*        1,349           1.25%*                5.38%*

  *  Annualized.
 ** For the semi-annual period ended November 30, 1996. All ratios for the period have been annualized.
  +  Returns are for the period indicated and have not been annualized.
 (1) Commenced operations on March 15, 1993.
 (2) Commenced operations on March 22, 1993.
 (3) Commenced operations on June 20, 1995.
 (4) Commenced operations on March 18, 1993.
 (5) Commenced operations on June 22, 1995.
 (6) Commenced operations on June 7, 1994.
 (7) Commenced operations on July 17, 1994.
 (8) Commenced operations on June 7, 1995.
 (A) Total return figures do not reflect applicable sales loads.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

82 & 83

================================================================================
STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH NOVEMBER 30, 1996
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                          UNAUDITED

                                                      RATIO OF
                                 RATIO OF          NET INVESTMENT
                                EXPENSES TO           INCOME TO
                            AVERAGE NET ASSETS   AVERAGE NET ASSETS   PORTFOLIO
                            (EXCLUDING WAIVERS   (EXCLUDING WAIVERS    TURNOVER
                            AND REIMBURSEMENTS)  AND REIMBURSEMENTS)     RATE
                            ------------------   ------------------   ---------
SHORT-TERM BOND FUND
Trust Shares
           1996**                   0.78%               5.21%            49.35%
           1996                     0.81%               5.23%           162.62%
           1995                     0.85%               5.29%           200.49%
           1994                     0.85%               3.95%            74.85%
           1993(1)                  1.11%*              3.41%*           63.89%
Investor Shares
           1996**                   1.19%               4.78%            49.35%
           1996                     1.72%               4.33%           162.62%
           1995                     1.56%               4.53%           200.49%
           1994                     2.52%               2.27%            74.85%
           1993(2)                  7.22%*             (2.52%)*          63.89%
Flex Shares
           1996**                   2.31%               3.68%            49.35%
           1996(3)                  4.06%*              1.91%*          162.62%
SHORT-TERM U.S. TREASURY SECURITIES FUND
Trust Shares
           1996**                   0.87%               4.92%            37.64%
           1996                     1.00%               5.21%            94.00%
           1995                     1.08%               4.48%            87.98%
           1994                     0.81%               3.07%           116.57%
           1993(1)                  1.04%*              2.93%*           36.44%
Investor Shares
           1996**                   1.22%               4.54%            37.64%
           1996                     1.32%               4.91%            94.00%
           1995                     1.33%               4.21%            87.98%
           1994                     1.41%               2.48%           116.57%
           1993(4)                  3.42%*              0.54%*           36.44%
Flex Shares
           1996**                   2.23%               3.53%            37.64%
           1996(5)                  2.97%*              3.11%*           94.00%
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Trust Shares
           1996**                   0.79%               5.68%            44.54%
           1996                     0.84%               5.85%            83.01%
           1995(6)                  0.93%*              6.15%*           67.63%
Investor Shares
           1996**                   1.23%               5.23%            44.54%
           1996                     2.25%               4.40%            83.01%
           1995(7)                  7.74%*             (0.57%)*          67.63%
Flex Shares
           1996**                   2.57%               3.90%            44.54%
           1996(8)                  3.59%*              3.04%*           83.01%

  *  Annualized.
 ** For the semi-annual period ended November 30, 1996. All ratios for the period have been annualized.
  +  Returns are for the period indicated and have not been annualized.
 (1) Commenced operations on March 15, 1993.
 (2) Commenced operations on March 22, 1993.
 (3) Commenced operations on June 20, 1995.
 (4) Commenced operations on March 18, 1993.
 (5) Commenced operations on June 22, 1995.
 (6) Commenced operations on June 7, 1994.
 (7) Commenced operations on July 17, 1994.
 (8) Commenced operations on June 7, 1995.
 (A) Total return figures do not reflect applicable sales loads.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

82 & 83

FINANCIAL HIGHLIGHTS (concluded)
================================================================================
STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH NOVEMBER 30, 1996
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                          UNAUDITED



                                                               NET REALIZED AND
                                                     NET       UNREALIZED GAINS
                             NET ASSET VALUE     INVESTMENT        (LOSSES)        DISTRIBUTIONS FROM      DISTRIBUTIONS FROM
                           BEGINNING OF PERIOD     INCOME       ON INVESTMENTS    NET INVESTMENT INCOME  REALIZED CAPITAL GAINS
                           -------------------  ------------   ----------------   ---------------------  ----------------------
U.S. GOVERNMENT SECURITIES FUND
Trust Shares
           1996**                $ 9.91           $ 0.31           $ 0.40                 $(0.31)              $   --
           1996                   10.27             0.62            (0.33)                 (0.62)               (0.03)
           1995(1)                 9.98             0.53             0.29                  (0.53)                  --
Investor Shares
           1996**                $ 9.90           $ 0.29           $ 0.41                 $(0.29)              $   --
           1996                   10.26             0.59            (0.33)                 (0.59)               (0.03)
           1995(2)                10.00             0.56             0.26                  (0.56)                  --
Flex Shares
           1996**                $ 9.91           $ 0.26           $ 0.40                 $(0.26)              $   --
           1996(3)                10.31             0.52            (0.37)                 (0.52)               (0.03)
PRIME QUALITY MONEY MARKET FUND
Trust Shares
           1996**                $ 1.00           $ 0.02           $   --                 $(0.02)              $   --
           1996                    1.00             0.05               --                  (0.05)                  --
           1995                    1.00             0.05               --                  (0.05)                  --
           1994                    1.00             0.03               --                  (0.03)                  --
           1993(4)                 1.00             0.03               --                  (0.03)                  --
Investor Shares
           1996**                $ 1.00           $ 0.02           $   --                 $(0.02)              $   --
           1996                    1.00             0.05               --                  (0.05)                  --
           1995                    1.00             0.05               --                  (0.05)                  --
           1994                    1.00             0.03               --                  (0.03)                  --
           1993(4)                 1.00             0.03               --                  (0.03)                  --
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
           1996**                $ 1.00           $ 0.02           $   --                 $(0.02)              $   --
           1996                    1.00             0.05               --                  (0.05)                  --
           1995                    1.00             0.05               --                  (0.05)                  --
           1994                    1.00             0.03               --                  (0.03)                  --
           1993(4)                 1.00             0.03               --                  (0.03)                  --
Investor Shares
           1996**                $ 1.00           $ 0.02           $   --                 $(0.02)              $   --
           1996                    1.00             0.05               --                  (0.05)                  --
           1995                    1.00             0.04               --                  (0.04)                  --
           1994                    1.00             0.03               --                  (0.03)                  --
           1993(4)                 1.00             0.03               --                  (0.03)                  --
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
           1996**                $ 1.00           $ 0.01           $   --                 $(0.01)              $   --
           1996                    1.00             0.03               --                  (0.03)                  --
           1995                    1.00             0.03               --                  (0.03)                  --
           1994                    1.00             0.02               --                  (0.02)                  --
           1993(4)                 1.00             0.02               --                  (0.02)                  --
Investor Shares
           1996**                $ 1.00           $ 0.01           $   --                 $(0.01)              $   --
           1996                    1.00             0.03               --                  (0.03)                  --
           1995                    1.00             0.03               --                  (0.03)                  --
           1994                    1.00             0.02               --                  (0.02)                  --
           1993(4)                 1.00             0.02               --                  (0.02)                  --

  *  Annualized.
 ** For the semi-annual period ended November 30, 1996. All ratios for the period have been annualized.
  +  Returns are for the period indicated and have not been annualized.
 (1) Commenced operations on July 31, 1994.
 (2) Commenced operations on June 9, 1994.
 (3) Commenced operations on June 7, 1995.
 (4) Commenced operations on June 8, 1992.
 (A) Total return figures do not reflect applicable sales loads.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

84 & 85

FINANCIAL HIGHLIGHTS (concluded)
================================================================================
STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH NOVEMBER 30, 1996
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                          UNAUDITED



                                                                                                RATIO OF
                               NET ASSET               NET ASSETS         RATIO OF           NET INVESTMENT
                               VALUE END     TOTAL       END OF         EXPENSES TO            INCOME TO
                               OF PERIOD   RETURN (A)  PERIOD (000)  AVERAGE NET ASSETS   AVERAGE NET ASSETS
                               ---------   ---------   -----------   ------------------   ------------------
U.S. GOVERNMENT SECURITIES FUND
Trust Shares
           1996**                $10.31      7.25%+    $   15,873          0.75%                6.10%
           1996                    9.91      2.77%         10,277          0.75%                6.05%
           1995(1)                10.27      8.64%+         3,291          0.75%*               6.67%*
Investor Shares
           1996**                $10.31      7.15%+    $    2,616          1.15%                5.69%
           1996                    9.90      2.47%          2,396          1.15%                5.68%
           1995(2)                10.26      8.61%+           589          1.15%*               6.08%*
Flex Shares
           1996**                $10.31      6.77%+    $    3,079          1.66%                5.20%
           1996(3)                 9.91      1.42%*         2,826          1.66%*               5.18%*
PRIME QUALITY MONEY MARKET FUND
Trust Shares
           1996**                $ 1.00      2.47%+    $1,226,359          0.58%                4.88%
           1996                    1.00      5.25%      1,050,800          0.58%                5.11%
           1995                    1.00      4.79%        799,189          0.58%                4.77%
           1994                    1.00      2.88%        583,399          0.58%                2.86%
           1993(4)                 1.00      2.92%*       410,991          0.58%*               2.85%*
Investor Shares
           1996**                $ 1.00      2.38%+    $  290,298          0.75%                4.71%
           1996                    1.00      5.08%        215,696          0.75%                4.94%
           1995                    1.00      4.62%        157,616          0.75%                4.55%
           1994                    1.00      2.71%        129,415          0.75%                2.67%
           1993(4)                 1.00      2.75%*        61,578          0.75%*               2.68%*
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
           1996**                $ 1.00      2.37%+    $  329,973          0.61%                4.68%
           1996                    1.00      5.14%        325,493          0.61%                5.02%
           1995                    1.00      4.67%        434,111          0.61%                4.64%
           1994                    1.00      2.77%        309,228          0.61%                2.69%
           1993(4)                 1.00      2.79%*       453,567          0.61%*               2.71%*
Investor Shares
           1996**                $ 1.00      2.30%+    $   58,555          0.75%                4.53%
           1996                    1.00      4.99%         58,608          0.75%                4.88%
           1995                    1.00      4.51%         46,639          0.75%                4.51%
           1994                    1.00      2.63%         32,395          0.75%                2.54%
           1993(4)                 1.00      2.65%*        16,688          0.75%*               2.57%*
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
           1996**                $ 1.00      1.50%+    $  318,039          0.50%                2.98%
           1996                    1.00      3.28%        273,613          0.50%                3.23%
           1995                    1.00      3.10%        215,413          0.45%                3.12%
           1994                    1.00      2.08%        143,982          0.42%                2.05%
           1993(4)                 1.00      2.12%*        78,416          0.41%*               2.07%*
Investor Shares
           1996**                $ 1.00      1.44%+    $   95,306          0.62%                2.86%
           1996                    1.00      3.16%         95,223          0.62%                3.10%
           1995                    1.00      3.00%         87,647          0.55%                3.00%
           1994                    1.00      1.96%         61,675          0.54%                1.93%
           1993(4)                 1.00      2.00%*        35,209          0.53%*               1.95%*

  *  Annualized.
 ** For the semi-annual period ended November 30, 1996. All ratios for the period have been annualized.
  +  Returns are for the period indicated and have not been annualized.
 (1) Commenced operations on July 31, 1994.
 (2) Commenced operations on June 9, 1994.
 (3) Commenced operations on June 7, 1995.
 (4) Commenced operations on June 8, 1992.
 (A) Total return figures do not reflect applicable sales loads.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

84 & 85

FINANCIAL HIGHLIGHTS (concluded)
================================================================================
STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH NOVEMBER 30, 1996
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                          UNAUDITED

                                                      RATIO OF
                                 RATIO OF          NET INVESTMENT
                                EXPENSES TO           INCOME TO
                            AVERAGE NET ASSETS   AVERAGE NET ASSETS   PORTFOLIO
                            (EXCLUDING WAIVERS   (EXCLUDING WAIVERS    TURNOVER
                            AND REIMBURSEMENTS)  AND REIMBURSEMENTS)     RATE
                            ------------------   ------------------   ---------
U.S. GOVERNMENT SECURITIES FUND
Trust Shares
           1996**                 1.05%                5.80%             9.94%
           1996                   1.25%                5.55%            83.38%
           1995(1)                3.33%*               4.09%*           30.39%
Investor Shares
           1996**                 2.04%                4.80%             9.94%
           1996                   2.50%                4.33%            83.38%
           1995(2)                6.84%*               0.39%*           30.39%
Flex Shares
           1996**                 2.40%                4.46%             9.94%
           1996(3)                2.86%*               3.98%*           83.38%
PRIME QUALITY MONEY MARKET FUND
Trust Shares
           1996**                 0.75%                4.71%               --
           1996                   0.78%                4.91%               --
           1995                   0.79%                4.56%               --
           1994                   0.79%                2.65%               --
           1993(4)                0.78%*               2.65%*              --
Investor Shares
           1996**                 0.96%                4.50%               --
           1996                   1.00%                4.69%               --
           1995                   1.01%                4.29%               --
           1994                   0.99%                2.43%               --
           1993(4)                1.02%*               2.41%*              --
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
           1996**                 0.76%                4.53%               --
           1996                   0.78%                4.85%               --
           1995                   0.80%                4.45%               --
           1994                   0.77%                2.53%               --
           1993(4)                0.78%*               2.54%*              --
Investor Shares
           1996**                 0.97%                4.31%               --
           1996                   0.99%                4.64%               --
           1995                   1.02%                4.24%               --
           1994                   0.97%                2.32%               --
           1993(4)                1.11%*               2.21%*              --
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
           1996**                 0.66%                2.82%               --
           1996                   0.68%                3.05%               --
           1995                   0.70%                2.87%               --
           1994                   0.71%                1.76%               --
           1993(4)                0.70%*               1.78%*              --
Investor Shares
           1996**                 0.83%                2.65%               --
           1996                   0.85%                2.87%               --
           1995                   0.87%                2.68%               --
           1994                   0.88%                1.59%               --
           1993(4)                0.95%*               1.53%*              --

  *  Annualized.
 ** For the semi-annual period ended November 30, 1996. All ratios for the period have been annualized.
  +  Returns are for the period indicated and have not been annualized.
 (1) Commenced operations on July 31, 1994.
 (2) Commenced operations on June 9, 1994.
 (3) Commenced operations on June 7, 1995.
 (4) Commenced operations on June 8, 1992.
 (A) Total return figures do not reflect applicable sales loads.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

84 & 85

NOTES TO FINANCIAL STATEMENTS
================================================================================
STI CLASSIC FUNDS NOVEMBER 30, 1996

1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with nineteen portfolios: the Prime Quality Money Market Fund, the U.S. Government Securities Money Market Fund, the Tax-Exempt Money Market Fund (collectively the "Money Market Funds"), the Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Short-Term U.S. Treasury Securities Fund, the Short-Term Bond Fund, the Capital Growth Fund, the Value Income Stock Fund, the Sunbelt Equity Fund, the Mid-Cap Equity Fund, the Balanced Fund, the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the Tennessee Tax-Exempt Bond Fund, the U.S. Government Securities Fund, the Limited-Term Federal Mortgage Securities Fund, the International Equity Fund and the International Equity Index Fund (collectively the "Non-Dollar Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust.

     SECURITY VALUATION -- Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value.

     Investment securities held by the Non-Dollar Funds which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price on each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Foreign securities in the International Equity Fund and the International Equity Index Fund are valued based upon quotations from the primary market in which they are traded. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase  discounts  and premiums  during the  respective  holding  period.
     Purchase discounts and premiums on securities held by the Money Market Funds are accreted and amortized ratably to maturity and are included in interest income. Purchase discounts and premiums on securities held by the Non-Dollar Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

================================================================================
                                                                       UNAUDITED

     NET ASSET VALUE PER SHARE-- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share for Investor shares of the Investment Grade Bond, the Investment Grade Tax-Exempt Bond, the Capital Growth, the Value Income Stock, the Sunbelt Equity, the Mid-Cap Equity, the Balanced, the Florida Tax-Exempt Bond, the Georgia Tax-Exempt Bond, the Tennessee Tax-Exempt Bond, the U.S. Government Securities, the International Equity, and the International Equity Index Funds is equal to the net asset value per share plus a sales load of 3.75%. The maximum offering price per share for Investor shares of the Short-Term U.S. Treasury Securities Fund is equal to the net asset value per share plus a sales load of 1.00%. The maximum offering price per share for Investor shares of the Short-Term Bond Fund is equal to the net asset value per share plus a sales load of 2.00%. The maximum offering price per share for Investor shares of the Limited-Term Federal Mortgage Securities Fund is equal to the net asset value per share plus a sales load of 2.50%

     Flex Shares of the Funds may be purchased at their net asset value. Shares redeemed within the first year after purchase will be subject to a contingent deferred sales charge ("CDSC") equal to 2.00% of the net asset value of the shares at the time of redemption. The CDSC will not apply to shares redeemed after such time.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity and the International Equity Index Funds are maintained in U.S. dollars on the following basis:

          (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

          (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Equity and the International Equity Index Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     The International Equity and the International Equity Index Funds report certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     OTHER -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

     Distributions from net investment income of each of the Money Market Funds and the Investment Grade Bond, the Investment Grade Tax-Exempt Bond, the Short-Term U.S. Treasury Securities, the Short-Term Bond, the Florida Tax-Exempt Bond, the Georgia Tax-Exempt Bond, the Tennessee Tax-Exempt Bond, the U.S. Government Securities and the Limited-Term Federal Mortgage Securities Funds are declared on each business day and paid to shareholders on a monthly basis. Distributions from net investment income are declared and paid each calendar quarter by the Capital Growth, the Value Income Stock, the Sunbelt Equity, the

NOTES TO FINANCIAL STATEMENTS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1996


     Mid-Cap Equity and the Balanced Funds. Distributions from net investment income are declared and paid annually by the International Equity and the International Equity Index Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     RECLASSIFICATION ON COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Funds may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Funds.


3. Organization Costs and Transactions with
Affiliates:

The Trust incurred organization costs of approximately $653,100. These costs have been deferred in the accounts of the Funds and are being amortized on a straight line basis over a period of sixty months commencing with operations. The costs include legal fees of approximately $41,100 for organizational work performed by a law firm of which an officer of the Trust is a partner. On March 18, 1992, the Trust sold initial shares of beneficial interest to SEI Fund Resources (the "Administrator"). In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of the Administrator and/or SEI Financial Services Company (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.


4. Administration, Transfer Agency Servicing and
Distribution Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Annuity Trust) of: .10% up to $1 billion, .07% on the next $4 billion, .05% on the next $3 billion, .045% on the next $2 billion and .04% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated May 29, 1995. The Distributor will receive no fees for its distribution services under this agreement for the Trust Shares of any Fund. With respect to the Investor Shares and Flex Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of Flex Shares) a Service Plan, as outlined in the table in footnote 5 under the column titled "Distribution Fee".

================================================================================
                                                                       UNAUDITED

5. Investment Advisory and Custodian Agreements:

The Trust and STI Capital Management, N.A., ("STI Capital Management, N.A."), Trusco Capital Management ("Trusco"), the SunTrust Bank, Atlanta and SunTrust Bank, Chattanooga have entered into advisory agreements dated May 29, 1992 (December 20, 1993 in the case of SunTrust Bank, Chattanooga) (the "Advisory Agreements"). On May 26, 1993, the Trust's Board of Trustees approved the termination of Trust Company Bank as investment advisor to the Trust's Tax-Exempt Money Market Fund and approved the appointment of Trusco as advisor to such Fund. The Trust and Trusco subsequently entered into an advisory agreement dated June 15, 1993 (the "Advisory Agreement") which superseded the May 29, 1992 agreement between the parties.

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:

                                                            MAXIMUM
                                                              FLEX
                                                             SHARE
                                      MAXIMUM                DISTRI-
                   MAXIMUM   TRUST    INVESTOR    INVESTOR    BUTION     FLEX
                   ANNUAL    SHARE      SHARE      SHARE       AND       SHARE
                  ADVISORY  MAXIMUM    DISTRI-    MAXIMUM    SERVICE    MAXIMUM
                     FEE    EXPENSE  BUTION FEE   EXPENSE      FEE      EXPENSE
                  --------  -------  ----------   -------    --------   -------
TRUSCO:
International
 Equity Index
 Fund*...........   .90%     1.05%       .38%       1.45%     1.00%      2.10%
Sunbelt Equity
 Fund............  1.15%     1.15%       .43%       1.60%     1.00%      2.20%
Short-Term Bond
 Fund............   .65%      .65%       .23%        .85%     1.00%      1.20%
Short-Term U.S.
 Treasury
 Securities
 Fund............   .65%      .65%       .18%        .80%     1.00%      1.05%
U.S. Government
 Securities
 Fund............   .74%      .75%       .38%       1.15%     1.00%      1.66%
Prime Quality
 Money Market
 Fund............   .65%      .58%       .20%        .75%       --         --
U.S. Government
 Securities
 Money Market
 Fund............   .65%      .61%       .17%        .75%       --         --
Tax-Exempt
 Money Market
 Fund............   .55%      .60%       .15%        .72%       --         --

                                                            MAXIMUM
                                                              FLEX
                                                             SHARE
                                      MAXIMUM                DISTRI-
                   MAXIMUM   TRUST    INVESTOR    INVESTOR    BUTION     FLEX
                   ANNUAL    SHARE      SHARE      SHARE       AND       SHARE
                  ADVISORY  MAXIMUM    DISTRI-    MAXIMUM    SERVICE    MAXIMUM
                     FEE    EXPENSE  BUTION FEE   EXPENSE      FEE      EXPENSE
                  --------  -------  ----------   -------    --------   -------
STI CAPITAL MANAGEMENT, N.A.:
Value Income
 Stock Fund.......   .80%     .95%      .33%       1.30%      1.00%      2.00%
Mid-Cap Equity
 Fund.............  1.15%    1.15%      .43%       1.60%      1.00%      2.20%
Capital Growth
 Fund.............  1.15%    1.15%      .68%       1.80%      1.00%      2.27%
Balanced Fund.....   .95%     .95%      .28%       1.25%      1.00%      2.01%
Investment
 Grade
 Tax-Exempt
 Bond Fund........   .74%     .75%      .43%       1.15%      1.00%      1.63%
Florida
 Tax-Exempt
 Bond Fund........   .65%     .65%      .18%        .85%      1.00%      1.35%
Investment
 Grade Bond
 Fund.............   .74%     .75%      .43%       1.15%      1.00%      1.64%
Limited-Term
 Federal Mortgage
 Securities
 Fund.............   .65%     .65%      .23%        .90%      1.00%      1.25%
International
 Equity Fund......  1.25%    1.46%      .33%       1.81%      1.00%      2.51%

SUNTRUST BANK, ATLANTA:
Georgia
 Tax-Exempt
 Bond Fund........   .65%     .65%      .18%        .85%      1.00%      1.35%

SUNTRUST BANK, CHATTANOOGA:
Tennessee
 Tax-Exempt
 Bond Fund........   .65%     .65%      .18%        .85%      1.00%      1.35%
-----------------
*Trusco and SunBank serve as joint advisors to the International Equity
 Index Fund.

The Investment Advisors, the Administrator and the Distributor have voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, Atlanta, formerly Trust Company Bank, acts as custodian for all the Funds except the International Equity and the International Equity Index Funds. The Bank of New York serves as

NOTES TO FINANCIAL STATEMENTS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1996

custodian to the International Equity Fund and the Union Bank of California serves as custodian to the International Equity Index Fund. Fees of the Custodians are paid on the basis of the net assets of the Funds. The Custodians play no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

6. Investment Transactions:

The cost of purchases and the proceeds from sales of securities, excluding short-term investments and U.S. Government Securities, for the period ended November 30, 1996, were as follows:
                                                          PURCHASES      SALES
                                                            (000)        (000)
                                                           --------     --------
Value Income Stock Fund ..............................     $568,725     $532,088
Mid-Cap Equity Fund ..................................      206,764      191,704
Capital Growth Fund ..................................      722,955      802,749
Balanced Fund ........................................       55,346       52,589
International Equity Index Fund ......................        1,309       27,627
International Equity Fund ............................      287,742      196,205
Sunbelt Equity Fund ..................................      203,850      192,343
Investment Grade Tax-Exempt Bond Fund ................      380,816      371,085
Florida Tax-Exempt Bond Fund .........................       28,319       21,617
Tennessee Tax-Exempt Bond Fund .......................           98          276
Georgia Tax-Exempt Bond Fund .........................        9,065        1,592
Investment Grade Bond Fund ...........................      317,544      234,212
Short-Term Bond Fund .................................       33,735       23,290
Short-Term U.S. Treasury Securities Fund .............           --           --
Limited-Term Federal Mortgage Securities Fund ........           --           --
U.S. Government Securities Fund ......................           --           --

The cost of purchases  and  proceeds  from sales of U.S.  Government  Securities were:
                                                          PURCHASES      SALES
                                                            (000)        (000)
                                                           --------     --------
Value Income Stock Fund ............................       $    --       $   --
Mid-Cap Equity Fund ................................            --           --
Capital Growth Fund ................................            --           --
Balanced Fund ......................................        32,841        37,624
International Equity Index Fund ....................            --           --
International Equity Fund ..........................            --           --
Sunbelt Equity Fund ................................            --           --
Investment Grade Tax-Exempt Bond Fund ..............            --           --
Florida Tax-Exempt Bond Fund .......................            --           --
Tennessee Tax-Exempt Bond Fund .....................            --           --
Georgia Tax-Exempt Bond Fund .......................            --           --

                                                          PURCHASES      SALES
                                                            (000)        (000)
                                                           --------     --------
Investment Grade Bond Fund ...........................     $413,979     $532,288
Short-Term Bond Fund .................................       15,381       24,045
Short-Term U.S. Treasury Securities Fund .............       15,564        7,583
Limited-Term Federal Mortgage  Securities Fund .......       68,472       40,414
U.S. Government Securities Fund ......................        7,616        1,747

At November 30, 1996, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at November 30, 1996, were as follows:

                                       VALUE INCOME     MID-CAP        CAPITAL
                                          STOCK         EQUITY         GROWTH
                                          FUND           FUND           FUND
                                          (000)          (000)          (000)
                                       ------------   ---------      ---------
Aggregate gross unrealized
  appreciation ....................      $184,276      $32,285        $193,184
Aggregate gross unrealized
  depreciation ....................       (18,521)      (7,927)        (19,164)
                                         --------      -------        --------
Net unrealized appreciation .......      $165,755      $24,358        $174,020
                                         ========      =======        ========
                                           INTERNATIONAL INTERNATIONAL  SUNBELT
                                  BALANCED     EQUITY       EQUITY      EQUITY
                                    FUND     INDEX FUND      FUND        FUND
                                    (000)       (000)        (000)       (000)
                                  --------    --------     --------    --------
Aggregate gross unrealized
 appreciation ..................  $12,227      $11,114     $33,259      $93,584
Aggregate gross unrealized
 depreciation ..................   (1,153)      (3,440)     (2,026)     (20,834)
                                  -------      -------     -------      -------
Net unrealized appreciation ....  $11,074      $ 7,674     $31,233      $72,750
                                  =======      =======     =======      =======
                                           INVESTMENT
                                             GRADE
                                           TAX-EXEMPT   FLORIDA      TENNESSEE
                                              BOND     TAX-EXEMPT    TAX-EXEMPT
                                              FUND     BOND FUND     BOND FUND
                                             (000)       (000)         (000)
                                           ----------  ----------   ----------
Aggregate gross unrealized appreciation .... $3,802      $1,396        $174
Aggregate gross unrealized depreciation ....     (8)        (28)         (4)
                                             ------      ------        ----
Net unrealized appreciation ................ $3,794      $1,368        $170
                                             ======      ======        ====

================================================================================
                                                                       UNAUDITED

                                                         INVESTMENT
                                              GEORGIA       GRADE        SHORT-
                                             TAX-EXEMPT      BOND      TERM BOND
                                                FUND         FUND        FUND
                                                (000)        (000)       (000)
                                             ----------  ----------    ---------
Aggregate gross unrealized appreciation ....    $720       $16,723       $631
Aggregate gross unrealized depreciation ....     (44)         (125)       (82)
                                                ----       -------       ----
Net unrealized appreciation ................    $676       $16,598       $549
                                                ====       =======       ====

                                            SHORT-       LIMITED-
                                            TERM          TERM
                                             U.S.        FEDERAL         U.S.
                                          TREASURY      MORTGAGE      GOVERNMENT
                                          SECURITIES   SECURITIES    SECURITIES
                                            FUND          FUND          FUND
                                            (000)        (000)          (000)
                                          ----------   ----------    -----------
Aggregate gross unrealized appreciation...  $159          $983           $427
Aggregate gross unrealized depreciation...    (2)          (26)           (52)
                                            ----          ----           ----
Net unrealized appreciation...............  $157          $957           $375
                                            ====          ====           ====

7. Concentration of Credit Risk:

The Prime Quality Money Market Fund invests primarily in high quality money market instruments rated in the highest short-term rating category by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Services, Inc. ("Moody's") or, if not rated, are determined by the Advisor to be of comparable quality. The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, U.S. Government subsidiary corporation securities which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities and U.S. Government subsidiary corporation securities. The Tax-Exempt Money Market Fund invests in high quality, U.S. dollar denominated municipal securities rated in one of the two highest short-term rating categories or, if not rated, are determined by the Advisor to be of comparable quality. The Investment Grade Bond Fund, the Short-Term Bond Fund and the Balanced Fund invest primarily in investment grade obligations rated at least BBB or better by S&P or Baa or better by Moody's or, if not rated, are determined by the Advisor to be of comparable quality. The Investment Grade Tax-Exempt Fund invests primarily in investment grade municipal securities. Municipal securities must be rated BBB or better by S&P or Baa or better by Moody's in the case of bonds; SP-1, SP-2 or MIG-1, MIG-2 in the case of notes; A-1, A-2 or P-1, P-2 in the case of commercial paper; and VMIG-1, VMIG-2 in the case of variable rate demand obligations. The Short-Term U.S. Treasury Securities Fund invests exclusively in obligations issued by the U.S. Treasury with a maximum remaining maturity of 3 years or less. The Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, and the Tennessee Tax-Exempt Bond Fund invest primarily in municipal bonds concentrated in each of their respective states. Municipal securities must be rated BBB or better by S&P or Baa or better by Moody's in the case of bonds; A-1, A-2 or P-1, P-2 in the case of tax-exempt commercial paper; and VMIG-1, VMIG-2 in the case of variable rate demand obligations. The U.S. Government Securities Fund invests primarily in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage backed securities. The Limited-Term Federal Mortgage Securities Fund invests in mortgage related securities issued or guaranteed by U.S. Government agencies. Up to 35% of the U.S. Government Securities Fund and the Limited-Term Federal Mortgage Securities Fund may be invested in corporate, or government bonds that carry a rating of BBB or better by S&P or Baa or better by Moody's. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region, or by changing business conditions.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1996                                   UNAUDITED


The summary of credit quality ratings for the securities held by the Funds as rated by S&P at November 30, 1996 were as follows:

                                                 U.S. GOV'T.
                              PRIME QUALITY      SECURITIES       TAX-EXEMPT
                              MONEY MARKET      MONEY MARKET    MONEY MARKET
                                  FUND             FUND             FUND
                              -------------     ------------    ------------
AAA........................        1.2              31.8            12.7
AA.........................        1.9                --             7.0
A..........................       12.8                --             1.2
A-1........................       53.4                --            45.4
SP-1. .....................         --                --            13.7
Not Rated..................       14.1                --            17.8
Repurchase Agreement.......       16.6              68.2              --
Cash Equivalents...........         --                --             2.2
                              -------------     ------------    ------------
  Totals                         100.0%            100.0%          100.0%
                              =============     ============    ============

                                                                  SHORT-TERM
                       INVESTMENT    INVESTMENT                      U.S.
                         GRADE          GRADE      SHORT-TERM       TREASURY
                         BOND        TAX-EXEMPT       BOND        SECURITIES
                         FUND        BOND FUND        FUND           FUND
                       ---------     ----------    ----------     ----------
AAA...................    54.1          72.1          58.1           97.8
AA....................      --          14.3           3.7             --
A.....................    26.9           2.2          19.5             --
BBB...................    14.0            --           4.3             --
BB....................      --            --           1.9             --
Not Rated.............      --           4.7          11.2             --
Repurchase Agreement..     5.0            --            --             --
Cash Equivalents......      --           6.7           1.3            2.2
                       ---------     ----------    ----------     ----------
  Totals                 100.0%        100.0%        100.0%         100.0%
                       =========     ==========    ==========     ==========

                                                                             LTD.-TERM
                                                                              FEDERAL
                                 FLORIDA       TENNESSEE       GEORGIA        MORTGAGE      U.S. GOV'T
                   BALANCED     TAX-EXEMPT     TAX-EXEMPT     TAX-EXEMPT     SECURITIES     SECURITIES
                     FUND       BOND FUND      BOND FUND      BOND FUND         FUND           FUND
                   --------     ----------     ----------     ----------     ----------      ---------
AAA..............    24.7          77.9           54.9            37.9           94.8           97.5
AA...............      --          19.0           27.2            41.6             --             --
A................    10.0           1.6            4.9            11.6             --             --
BBB..............     5.6            --             --              --             --             --
B................     0.4            --             --              --             --             --
CCC..............     0.3            --             --              --             --             --
Not Rated........      --            --            8.8             6.7            2.9             --
Equities.........    55.3            --             --              --             --             --
Repurchase
  Agreement......     3.7            --             --              --            2.3             --
Cash
  Equivalents....      --           1.5            4.2             2.2             --            2.5
                    ------        ------         ------          ------         ------         ------
  Totals.........   100.0%        100.0%         100.0%          100.0%         100.0%         100.0%
                    ======        ======         ======          ======         ======         ======

The summary of credit quality ratings for the securities held by the Funds as rated by Moody's at November 30, 1996 were as follows:

                                                U.S. GOV'T.
                              PRIME QUALITY     SECURITIES       TAX-EXEMPT
                              MONEY MARKET      MONEY MARKET    MONEY MARKET
                                  FUND             FUND             FUND
                              -------------     ------------    ------------
Aaa.......................          8.1             31.8            7.9
Aa........................          4.7               --            8.6
A.........................         14.1               --            5.4
P-1.......................         55.0               --           12.6
MIG-1.....................           --               --           12.1
VMIG-1....................           --               --           31.8
Not Rated.................          0.9               --           19.4
Repurchase Agreement......         17.2             68.2             --
Cash Equivalents..........           --               --            2.2
                              -------------     ------------    ------------
   Totals.................        100.0%           100.0%         100.0%
                              =============     ============    ============

                                       INVESTMENT                    SHORT-TERM
                                         GRADE                          U.S.
                         INVESTMENT    TAX-EXEMPT    SHORT-TERM       TREASURY
                           GRADE          BOND          BOND        SECURITIES
                         BOND FUND        FUND          FUND           FUND
                         ---------     ----------    ----------     ----------
Aaa.....................   54.1           77.4           64.9           97.8
Aa......................    3.1           12.4            3.7             --
A.......................   22.4            1.4           21.6             --
Baa.....................   15.4             --            6.2             --
Not Rated...............     --            2.1             --             --
Repurchase Agreement....    5.0             --            2.3             --
Cash Equivalents........     --            6.7            1.3            2.2
                         ---------     ----------    ----------     ----------
   Totals...............  100.0%         100.0%         100.0%         100.0%
                         =========     ==========    ==========     ==========

                                                                             LTD.-TERM
                                                                              FEDERAL
                                 FLORIDA       TENNESSEE       GEORGIA        MORTGAGE      U.S. GOV'T
                   BALANCED     TAX-EXEMPT     TAX-EXEMPT     TAX-EXEMPT     SECURITIES     SECURITIES
                     FUND       BOND FUND      BOND FUND      BOND FUND         FUND           FUND
                   --------     ----------     ----------     ----------     ----------      ---------
Aaa...............   24.7          76.2           53.0           44.7           97.7            97.5
Aa................    1.2          19.0           20.4           34.0             --              --
A.................    7.9            --           12.5           17.4             --              --
Baa...............    6.2           2.9            9.9             --             --              --
Ba................    0.7            --             --             --             --              --
Caa...............    0.3            --             --             --             --              --
Not Rated.........     --           0.4             --            1.7             --              --
Equities..........   55.3            --             --             --             --              --
Repurchase
  Agreement.......    3.7            --             --             --            2.3              --
Cash
Equivalents.......     --           1.5            4.2            2.2             --             2.5
                    ------        ------         ------         ------         ------          ------
  Totals..........  100.0%        100.0%         100.0%         100.0%         100.0%          100.0%
                    ======        ======         ======         ======         ======          ======

92

                               INVESTMENT ADVISORS
                          STI Capital Management, N.A.
                         Trusco Capital Management, Inc.
                        SunTrust Bank, Chattanooga, N.A.
                             SunTrust Bank, Atlanta

STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by affiliates of SunTrust Banks, Inc.


                                   DISTRIBUTOR
                         SEI Financial Services Company

                      This information must be preceded or
                     accompanied by a current prospectus for
                              each Fund described.